AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2002
                                                              File No. 333-61146
                                                               File No. 811-7924
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           POST-EFFECTIVE AMENDMENT NO. 2

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 39

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)

                                    Copy to:

                               JOAN E. BOROS, ESQ.
                           Christopher S. Petito, Esq.
                                 Jorden Burt LLP
                        1025 Thomas Jefferson Street N.W.
                                 Suite 400 East
                           Washington, D.C. 20007-0805
                            ------------------------

SECURITIES BEING OFFERED: VARIABLE PORTION OF FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485
            X   on May 1, 2002 pursuant to paragraph (b) of Rule 485
                60 days after filing pursuant to paragraph (a) of rule 485 on --------- pursuant to paragraph (a) of rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.
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                              CROSS REFERENCE SHEET

Showing Location in Part A (Prospectus) and Part B of Registration Statement of Additional Information Required by Form N-4

ITEM OF FORM N-4
PART A: INFORMATION REQUIRED IN A PROSPECTUS
1.   Cover Page........................................................Cover Page
2.   Definitions.......................................................Important Terms
3.   Synopsis..........................................................The Contract At A Glance, How the Contract Works,
                                                                       Expense Table
4.   Condensed Financial Information
     (a) Accumulation Unit Values......................................Not Applicable
     (b) Explanation of Calculation of Performance.....................Performance Information
     (c) Location of Other Financial Statements........................Condensed Financial Data
5.   General Description of Registrant, Depositor, and Portfolio Companies
     (a) Depositor.....................................................Lincoln Benefit Life Company
     (b) Registrant....................................................Separate Account
     (c) Portfolio Companies...........................................The Portfolios
     (d) Portfolio Company Prospectuses................................The Portfolios
     (e) Voting Rights.................................................Voting Privileges
     (f) Administrators................................................Administration
6.   Deductions
     (a) General.......................................................Expenses
     (b) Sales Load Percent............................................Expenses
     (c) Special Purchase Plans........................................Expenses
     (d) Commissions...................................................Distribution
     (e) Portfolio Expenses............................................Expense Table
     (f) Operating Expenses............................................Expense Table, Expenses
7.   General Description of Contracts
     (a) Persons with Rights...........................................How the Contract Works, Contract Owner
     (b) (i)  Allocation of Purchase Payments..........................Purchases
         (ii) Transfers................................................Investment Alternatives: Transfers
         (iii) Exchanges...............................................Not Applicable
     (c) Changes.......................................................Modification of the Contract
     (d) Inquiries.....................................................Questions and Answers about Your Contract:  Who Should
                                                                       I Contact for More Information
8.   Annuity Period....................................................Income Payments
9.       Death Benefit.................................................Death Benefits
10.      Purchases and Contract Value                                  Purchases and Contract Value
11.    Redemptions
         (a) By Owners.................................................Access to Your Money
       (b) By Annuitant................................................Income Payments
       (c) Texas ORP...................................................Not Applicable
       (d) Lapse.......................................................Minimum Contract Value
       (e) Free Look...................................................Right to Cancel
12.      Taxes.........................................................
13.      Legal Proceedings
14.    Table of Contents of SAI........................................Table of Contents of SAI

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

15.    Cover Page......................................................Cover Page

16.    Table of Contents...............................................Table of Contents

17.    General Information and History
       (a) Depositor's Name............................................Not Applicable
       (b) Assets of Subaccount........................................Not Applicable
       (c) Control of Depositor........................................Prospectus: Lincoln Benefit Life Company

18.    Services
       (a) Fees and Expenses of Registrant.............................Not Applicable
       (b) Management Contracts........................................Not Applicable
       (c) Custodian...................................................Prospectus: Separate Account
             Independent Public Accountant.............................Prospectus: Experts
       (d) Assets of Registrant........................................Prospectus: Separate Account
       (e) Affiliated Persons..........................................Not Applicable
       (f) Principal Underwriter.......................................Prospectus: Distribution of the Contracts

19.    Purchase of Securities Being Offered............................Prospectus: Distribution of the Contracts

20.    Underwriters....................................................Prospectus: Distribution of the Contracts

21.    Calculation of Performance Data.................................SAI:  Performance Information

22.    Annuity Payments................................................SAI: Calculation of Variable Income Payments, Calculation of
                                                                       Annuity Unit Values

23.    Financial Statements
       (a) Financial Statements of Registrant..........................SAI: Financial Statements
       (b) Financial Statements of Depositor...........................SAI: Financial Statements

PART C: OTHER INFORMATION

The information required to be provided in Part C is separately identified by Item number.

                       The LBL Advantage Variable Annuity

                          Prospectus dated May 1, 2002

Lincoln Benefit Life Company ("Lincoln Benefit" "we", or "us") is offering the LBL Advantage Variable Annuity, a group and individual flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.


The Contract currently offers 37 "INVESTMENT ALTERNATIVES". The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 34 variable subaccounts ("VARIABLE SUBACCOUNTS") of the Lincoln Benefit Life Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Subaccount invests exclusively in shares of the portfolios ("Portfolios") of the following mutual funds ("FUNDS"):


AIM Variable Insurance Funds
Fidelity Variable Insurance Products Fund
Janus Aspen Series
Lazard Retirement Series, Inc.
LSA Variable Series Trust
MFS Variable Insurance Trust
OCC Accumulation Trust
Oppenheimer Variable Account
Funds Panorama Series Fund, Inc.
PIMCO Variable Insurance Trust
Putnam Variable Trust
Rydex Variable Trust
Salomon Brothers Variable Series Funds
The Universal Institutional Funds, Inc.
Van Kampen Life Investment Trust


Each Fund has multiple Portfolios. Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.


Lincoln Benefit has filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

IMPORTANT NOTICES: THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT FDIC INSURED.


TABLE OF CONTENTS

                                                                        Page

Overview...............................................................
     Important Terms...................................................
     The Contract At A Glance..........................................
     How the Contract Works............................................
     Expense Table.....................................................
     Financial Information.............................................
Contract Features......................................................
     The Contract......................................................
     Purchases.........................................................
     Contract Value....................................................
     Investment Alternatives...........................................
         The Variable Subaccounts......................................
         The Fixed Account Options.....................................
         Transfers.....................................................
     Expenses..........................................................
     Access To Your Money..............................................
     Contract Loans....................................................
     Income Payments...................................................
     Death Benefits....................................................
Other Information......................................................
     More Information:.................................................
         Lincoln Benefit Life..........................................
         The Variable Account..........................................
         The Portfolios................................................
         The Contract..................................................
         Qualified Plans...............................................
         Legal Matters.................................................
     Taxes.............................................................
     Annual Reports and Other Documents................................
     Experts...........................................................
     Performance Information...........................................

Appendix A - Accumulation Unit Values..................................
Appendix B - Market Value Adjustment Example
Appendix C - Calculation of Enhanced Earnings Death Benefit Amount Statement of Additional Information Table of Contents


IMPORTANT TERMS

THIS PROSPECTUS USES A NUMBER OF IMPORTANT TERMS THAT YOU MAY NOT BE FAMILIAR WITH. THE INDEX BELOW IDENTIFIES THE PAGE THAT DESCRIBES EACH TERM. THE FIRST USE OF EACH TERM IN THIS PROSPECTUS APPEARS IN HIGHLIGHTS.

                                                                         Page


     Accumulation Phase................................................
     Accumulation Unit.................................................
     Accumulation Unit Value...........................................
     Anniversary Values................................................
     Annuitant.........................................................
     Automatic Additions Program.......................................
     Automatic Portfolio Rebalancing Program...........................
     Beneficiary.......................................................
     Cancellation Period...............................................
     Contingent Beneficiary............................................
     *Contract.........................................................
     Contract Anniversary..............................................
     Contract Owner ("You")............................................
     Contract Value....................................................
     Contract Year.....................................................
     Death Benefit Anniversary.........................................
     Dollar Cost Averaging Program.....................................
     Due Proof of Death................................................
     Enhanced Earnings Death Benefit Rider.............................
     Enhanced Death Benefit Rider......................................
     Fixed Account Options.............................................
     Free Withdrawal Amount............................................
     Funds.............................................................
     Guarantee Periods.................................................
     Guaranteed Income Benefit.........................................
     Guaranteed Maturity Fixed Account.................................
     Income Base.......................................................
     Income Benefit Rider..............................................
     Income Plan.......................................................
     In-Force Premium..................................................
     Investment Alternatives...........................................
     Issue Date........................................................
     Lincoln Benefit ("We" or "Us")....................................
     Loan Account......................................................
     Market Value Adjustment...........................................
     Payout Phase......................................................
     Payout Start Date.................................................
     Portfolios........................................................
     Primary Beneficiary...............................................
     Rider Date........................................................
     SEC
     Settlement Value..................................................
     Systematic Withdrawal Program.....................................
     Tax Qualified Contracts...........................................
     Valuation Date....................................................
     Variable Account..................................................
     Variable Subaccount...............................................


*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

THE CONTRACT AT A GLANCE

THE FOLLOWING IS A SNAPSHOT OF THE CONTRACT. PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR MORE INFORMATION.


FLEXIBLE PAYMENTS

You can purchase a Contract with as little as $10,000. You can add to your Contract as often and as much as you like, but each payment must be at least $100 unless you enroll in an automatic payment plan, in which case each payment must be at least $50.


RIGHT TO CANCEL

You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("CANCELLATION PERIOD"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account.


EXPENSES

You will bear the following expenses:

o Total Variable Account annual fees equal to 1.35% of average daily net assets (1.60% if you select the ENHANCED DEATH BENEFIT RIDER, 1.55% if you elect the INCOME BENEFIT RIDER, and 1.80% if you select both the Enhanced Death Benefit and the Income Benefit Riders).

o If you select the ENHANCED EARNINGS DEATH BENEFIT RIDER, you would pay an additional annual fee of up to 0.35% of average daily net assets (depending on the oldest Contract owner's age on the date we issue the Rider). For more information about Variable Account expenses, see "EXPENSES" below.


o Withdrawal charges ranging from 0% to 8% of purchase payment withdrawn (with certain exceptions)

o Transfer fee of up to .50% of the transfer amount, but not less than $25, after 12th transfer in any Contract Year (fee currently waived)

o State premium tax (if your state imposes one). In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Subaccount.


INVESTMENT ALTERNATIVES

The Contract offers 37 investment alternatives including:

o    3 Fixed Account Options (which credit interest at rates we guarantee)

o 34 Variable Subaccounts investing in Portfolios offering professional money management by these investment advisers:


                  A I M Advisors, Inc.
                  Fidelity Management & Research Company
                  Janus Capital Management LLC
                  Lazard Asset Management
                  LSA Asset Management LLC
                  MFS Investment Management
                  OpCap Advisors
                  OppenheimerFunds, Inc.
                  Pacific Investment Management Company
                  Putnam Investment Management, Inc.
                  Rydex Global Advisers
                  Salomon Brothers Asset Management Inc.
                  Van Kampen
                  Van Kampen Asset Management Inc.


TO FIND OUT CURRENT RATES BEING PAID ON THE FIXED ACCOUNT OPTIONS OR HOW THE VARIABLE SUBACCOUNTS HAVE PERFORMED, CALL US AT 1-800-865-5237.



SPECIAL SERVICES

For your convenience, we offer these special services:

o        AUTOMATIC PORTFOLIO REBALANCING PROGRAM
o        AUTOMATIC ADDITIONS PROGRAM
o        DOLLAR COST AVERAGING PROGRAM
o        SYSTEMATIC WITHDRAWAL PROGRAM

INCOME PAYMENTS

You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

o        life income with guaranteed payments

o        a "joint and survivor" life income with guaranteed payments

o        guaranteed payments for a specified period (5 to 30years)

We offer an optional Income Benefit Rider.


DEATH BENEFITS


If you or the ANNUITANT (if the Contract Owner is a non-living person) die before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We offer an Enhanced Death Benefit Rider and Enhanced Earnings Death Benefit Rider. The Enhanced Earnings Death Benefit Rider is not available for purchase with any IRA at this time.



TRANSFERS

Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. We do not currently impose a fee upon transfers. However, we reserve the right to charge up to .50% of the transfer amount, but not less than $25 per transfer after the 12th transfer in each "Contract Year", which we measure from the date we issue your Contract or a Contract anniversary "CONTRACT ANNIVERSARY"), which is the anniversary of your Contract's Issue Date.

WITHDRAWALS


You may withdraw some or all of your Contract Value at anytime prior to the Payout Start Date. In general, you must withdraw at least $50 at a time. Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a MARKET VALUE ADJUSTMENT also may apply.



HOW THE CONTRACT WORKS

The Contract basically works in two ways.


First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 37 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. See "Tax Qualified Contracts" on page [ ]. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Subaccounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Subaccounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page ___. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Subaccounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.



 ISSUE            ACCUMULATION PHASE                 PAYOUT START                     PAYOUT PHASE
 DATE                                                     DATE

You buy             You save for                   You elect to receive         You can receive      Or you can
a Contract          retirement                      income payments or          income payments      receive
                                                     receive a lump            for a set period       income
                                                                                sum payment           payments
                                                                                                      for life


As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. SEE "Death Benefits."


Please call us at 1-800-865-5237 if you have any questions about how the Contract works.



EXPENSE TABLE

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*



Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:


                                            0     1    2     3    4     5    6     7    8+

Applicable Charge:                          8%    7%   7%    6%   6%    5%   4%    3%   0%

Transfer Fee- up to .50% of the transfer amount, but not less than $25** *Each Contract Year, you may withdraw the greater of earnings not previously withdrawn or 15% of your New Purchase Payments (as defined in "Withdrawal Charge" below)without incurring a withdrawal charge. You may withdraw any Purchase Payment made more than 8 years before the withdrawal, which have not been previously withdrawn, without paying the charge.


**Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUBACCOUNT)


Without the Enhanced Death Benefit or Income Benefit Riders
Mortality and Expense Risk Charge            1.25%
Administrative Expense Charge                0.10%
Total Variable Account Annual Expenses       1.35%

With the Enhanced Death Benefit Rider
Mortality and Expense Risk Charge            1.50%
Administrative Expense Charge                0.10%
Total Variable Account Annual Expenses       1.60%

With the Income Benefit Rider
Mortality and Expense Risk Charge            1.45%
Administrative Expense Charge                0.10%
Total Variable Account Annual Expenses       1.55%

With the Income Benefit and Enhanced Death Benefit Riders
Mortality and Expense Risk Charge            1.70%
Administrative Expense Charge                0.10%
Total Variable Account Annual Expenses       1.80%

If you elect the Enhanced Earnings Death Benefit Rider, your Total Variable Account Annual Expenses will be increased, based on the oldest Contract Owner's age on the date we issue the Rider, as follows:

     Age                   Annual Charge
     0-55                       0.15%
     56-65                      0.25%
     66-75                      0.35%



                            PORTFOLIO ANNUAL EXPENSES

     (After contractual reductions and reimbursements as shown in footnotes)
           (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)




                                                                          Management      Rule 12b-1       Other     Total Portfolio
Portfolio                                                                    Fees            Fees         Expenses   Annual Expenses
--------------------------------------------------------------- --------------------------------------------------------------------


AIM V.I. Dent Demographic Trends Fund (2)                                     0.85%            N/A          0.59%           1.44%
Fidelity VIP Equity-Income Portfolio - Service Class 2 (3)                    0.48%           0.25%         0.11%           0.84%
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2                0.43%           0.25%         0.14%           0.82%
Fidelity VIP Overseas Portfolio - Service Class 2 (3)                         0.73%           0.25%         0.20%           1.18%
Janus Aspen Series Global Value Portfolio: Service Shares (4)                 0.00%           0.25%         1.25%           1.50%
Janus Aspen Series Worldwide Growth Portfolio: Service Shares                 0.65%           0.25%         0.04%           0.94%
LAZARD Retirement Emerging Markets Portfolio (5)                              1.00%           0.25%         0.35%           1.60%
LSA Aggressive Growth Fund (6)                                                0.95%            N/A          0.30%           1.25%
LSA Balanced Fund (7)                                                         0.80%            N/A          0.30%           1.10%
LSA Basic Value Fund (6)                                                      0.90%            N/A          0.30%           1.20%
LSA Blue Chip Fund (6)                                                        0.90%            N/A          0.30%           1.20%
LSA Capital Appreciation Fund (6)                                             0.90%            N/A          0.30%           1.20%
LSA Disciplined Equity Fund (7)                                               0.75%            N/A          0.30%           1.05%
LSA Diversified Mid-Cap Fund (6)                                              0.90%            N/A          0.30%           1.20%
LSA Emerging Growth Equity Fund (7)                                           1.05%            N/A          0.30%           1.35%
LSA Focused Equity Fund (7)                                                   0.95%            N/A          0.30%           1.25%
LSA Growth Equity Fund (7)                                                    0.85%            N/A          0.30%           1.15%
LSA Mid Cap Value Fund (6)                                                    0.85%            N/A          0.30%           1.15%
LSA Value Equity Fund (7)                                                     0.80%            N/A          0.30%           1.10%
MFS New Discovery Series - Service Class (8,9)                                0.90%           0.25%         0.16%           1.31%
MFS Utilities Series - Service Class (8)                                      0.75%           0.25%         0.18%           1.18%
OCC Science and Technology Portfolio (10,11)                                  0.00%            N/A          1.05%           1.05%
OCC Small Cap Portfolio                                                       0.80%            N/A          0.10%           0.90%
Oppenheimer International Growth Fund/VA - Service Class                      1.00%           0.15%         0.05%           1.20%
Oppenheimer Main Street Small Cap Fund/VA - Service Class                     0.75%           0.15%         0.29%           1.19%
PIMCO Foreign Bond Portfolio (12)                                             0.25%            N/A          0.66%           0.91%
PIMCO Money Market Portfolio (12)                                             0.15%            N/A          0.36%           0.51%
PIMCO Total Return Portfolio (12,13)                                          0.25%            N/A          0.41%           0.66%
Putnam High Yield Fund - Class IB (14)                                        0.67%           0.25%         0.09%           1.01%
Putnam International Growth and Income Fund - Class IB (14)                   0.80%           0.25%         0.18%           1.23%
Rydex OTC Fund                                                                0.75%            N/A          0.70%           1.45%
Salomon Brothers Variable Capital Fund (15)                                   0.85%            N/A          0.17%           1.02%
UIF High Yield Portfolio (16)                                                 0.50%            N/A          0.33%           0.83%
Van Kampen LIT Growth & Income Portfolio, Class II                            0.60%           0.25%         0.15%           1.00%

1. Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

2. Before fee waivers and restated to reflect current fees. The Portfolio's advisor has agreed to waive advisory fees or reimburse expenses to the extent necessary to limit "Total Portfolio Annual Expenses" (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. After fee waivers and expense reimbursements, "Management Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were 0.71%, 0.59% and 1.30%, respectively.

3. Actual "Total Portfolio Annual Expenses" were lower because a portion of the brokerage commissions that the Portfolios paid was used to reduce the Portfolios' expenses. In addition, through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. These offsets may be discontinued at any time. Had these offsets been taken into account, "Total Portfolio Annual Expenses" would have been 0.83% for Equity-Income Portfolio and 1.12% for Overseas Portfolio.

4. Portfolio expenses include expense waivers. Waivers are first applied against "Management Fees" and then against "Other Expenses", and are contractually guaranteed to continue until at least the next annual renewal of the advisory agreements (June 2003). Had these waivers not been in effect, "Management Fees", "Rule 12b-1 Fees", " Other Expenses" and "Total Portfolio Annual Expenses" would have been 0.65%, 0.25%, 2.72% and 3.62%, respectively. "Total Portfolio Annual Expenses" are shown without the effect of any expense offset arrangements.

5. The investment manager has contractually agreed to reduce its fees and, if necessary, reimburse the Portfolio if "Total Portfolio Annual Expenses" exceed 1.60% at least through April 30, 2003. Absent fee waivers and/or reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for the fiscal year ended December 31, 2001 would have been 2.96% and 4.21%, respectively.

6. Figures shown are based on estimates for the current fiscal year. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for 2002 are expected to be 7.65% and 8.60% for LSA Aggressive Growth Fund, 6.50% and 7.40% for LSA Basic Value Fund, 6.79% and 7.69% for Blue Chip Fund, 5.97% and 6.87% for LSA Capital Appreciation Fund, 6.29% and 7.19% for LSA Diversified Mid-Cap Fund and 6.33% and 7.18% for LSA Mid Cap Value Fund, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing June 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

7. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for the period ending December 31, 2001 were 2.15% and 2.95% for LSA Balanced Fund, 2.00% and 2.75% for LSA Disciplined Equity Fund, 3.05% and 4.10% for Emerging Growth Equity Fund, 2.95% and 3.90% for LSA Focused Equity Fund, 2.34% and 3.19% for LSA Growth Equity Fund and 2.10% and 2.90% for LSA Value Equity Fund, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing May 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

8. Each Portfolio has an expense offset arrangement which reduces the Portfolios' custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. Each Portfolio may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Portfolios' expenses. "Other Expenses" do not take these expense reductions into account, and are therefore higher than the actual expenses of the Portfolios. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would have been lower and would equal 1.30% for New Discovery Series and 1.17% for Utilities Series.

9. MFS has contractually agreed, subject to reimbursement, to bear expenses for the Portfolio such that "Other Expenses" (after taking into account the expense offset arrangement described in note 8 above), do not exceed 0.15% of the average daily net assets of the Portfolio during the current fiscal year. Without this reimbursement and the expense offset arrangement described in footnote 8, "Total Portfolio Annual Expenses" would have been 1.34%. These contractual fee arrangements will continue at least until May 1, 2003.

10. The Portfolio had expenses offset by earnings credits from the custodian bank. Had the expense offsets been taken into account "Total Portfolio Annual Expenses" would have been 1.00% for Science and Technology Portfolio.

11. The adviser has agreed to waive a portion of its fee such that "Total Portfolio Annual Expenses" (after taking into consideration the expense offset described in note 12 above) do not exceed 1.00% annually. Without this waiver, "Management Fees", "Other Expenses" and "Total Portfolio Annual Expenses" would have been 0.80%, 2.42% and 3.22%, respectively. This fee waiver will remain in effect until April 30, 2003.

12. "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers or reimbursements of expenses. PIMCO has contractually agreed to reduce "Total Portfolio Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and trustees' fees 0.90% of average daily net assets for Foreign Bond Portfolio, 0.50% of average daily net assets for Money Market Portfolio and 0.65% for of average daily net assets for Total Return Portfolio. With these reductions, "Total Portfolio Annual Expenses" for the fiscal year ended December 31, 2001 would have been 0.90% for Foreign Bond Portfolio, 0.50% for Money Market Portfolio and 0.65% for Total Return Portfolio. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided "Total Portfolio Annual Expenses", including such recoupment, do not exceed the annual expense limit.

13. Effective May 1, 2002 the PIMCO Total Return Bond Portfolio changed its name to the PIMCO Total Return Portfolio.

14. Restated to reflect an increase in Rule 12b-1 Fees effective April 30, 2001. Actual Rule 12b-1 Fees during the most recent fiscal year were 0.22%. See the Funds' prospectus for more information about Rule 12b-1 fees payable under the Funds' distribution plan.

15. "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers or reimbursements of expenses by the adviser. For the year ended December 31, 2001, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio adviser to the extent "Total Portfolio Annual Expenses" exceed 1.00%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were 0.83%, 0.17% and 1.00%, respectively.

16. "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. For the year ended December 31, 2001, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio adviser to the extent "Total Portfolio Annual Expenses" exceed 0.80%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were 0.47%, 0.33% and 0.80%, respectively.



Example 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- - invested $1,000 in a Variable Subaccount,

- - earned a 5% annual return on your investment,

- - surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

- - elected the Enhanced Death Benefit and Income Benefit Riders, and

- - elected the Enhanced Earnings Death Benefit Rider (assuming Contract Owner is age 66-75 on the Rider Date).


THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                                                                     1 YEAR         3 YEAR          5 YEAR        10 YEAR
                                                                     ------         ------          ------        -------
AIM V.I. Dent Demographic Trends                                      $96            $163            $231           $391
Fidelity VIP Equity-Income                                            $90            $145            $202           $335
Fidelity VIP Investment Grade Bond                                    $90            $144            $201           $333
Fidelity VIP Overseas                                                 $94            $155            $219           $367
Janus Aspen Series Global Value                                       $97            $165            $234           $396
Janus Aspen Series Worldwide Growth                                   $91            $148            $207           $344
LAZARD Retirement Emerging Markets                                    $98            $168            $239           $405
LSA Aggressive Growth                                                 $94            $157            $222           $373
LSA Balanced                                                          $93            $153            $215           $359
LSA Basic Value                                                       $94            $156            $220           $369
LSA Blue Chip                                                         $94            $156            $220           $369
LSA Capital Appreciation                                              $94            $156            $220           $369
LSA Disciplined Equity                                                $92            $151            $212           $354
LSA Diversified Mid-Cap                                               $94            $156            $220           $369
LSA Emerging Growth Equity                                            $82            $119            $159           $250
LSA Focused Equity                                                    $94            $157            $222           $373
LSA Growth Equity                                                     $93            $154            $217           $364
LSA Mid Cap Value                                                     $93            $154            $217           $364
LSA Value Equity                                                      $93            $153            $215           $359
MFS New Discovery                                                     $95            $159            $225           $379
MFS Utilities                                                         $94            $155            $219           $367
OCC Science and Technology                                            $92            $151            $212           $354
OCC Small Cap                                                         $91            $147            $205           $340
Oppenheimer International Growth                                      $94            $156            $220           $369
Oppenheimer Main Street Small Cap                                     $94            $155            $219           $368
PIMCO Foreign Bond                                                    $91            $147            $205           $341
PIMCO Money Market                                                    $87            $135            $185           $302
PIMCO Total Return                                                    $88            $139            $193           $317
Putnam High Yield                                                     $92            $150            $210           $351
Putnam International Growth and Income                                $94            $157            $221           $371
Rydex OTC                                                             $96            $163            $232           $391
Salomon Brothers Variable Capital                                     $92            $150            $211           $352
UIF High Yield                                                        $90            $144            $201           $334
Van Kampen LIT Growth & Income                                        $92            $150            $210           $350

Example 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each period.



                                                                     1 YEAR         3 YEAR          5 YEAR        10 YEAR
                                                                     ------         ------          ------        -------
AIM V.I. Dent Demographic Trends                                      $37            $112            $189           $391
Fidelity VIP Equity-Income                                            $31             $94            $159           $335
Fidelity VIP Investment Grade Bond                                    $30             $93            $158           $333
Fidelity VIP Overseas                                                 $34            $104            $176           $367
Janus Aspen Series Global Value                                       $37            $114            $192           $396
Janus Aspen Series Worldwide Growth                                   $32             $97            $164           $344
LAZARD Retirement Emerging Markets                                    $38            $117            $197           $405
LSA Aggressive Growth                                                 $35            $106            $180           $373
LSA Balanced                                                          $33            $102            $172           $359
LSA Basic Value                                                       $34            $105            $177           $369
LSA Blue Chip                                                         $34            $105            $177           $369
LSA Capital Appreciation                                              $34            $105            $177           $369
LSA Disciplined Equity                                                $33            $100            $170           $354
LSA Diversified Mid-Cap                                               $34            $105            $177           $369
LSA Emerging Growth Equity                                            $22             $68            $116           $250
LSA Focused Equity                                                    $35            $106            $180           $373
LSA Growth Equity                                                     $34            $103            $175           $364
LSA Mid Cap Value                                                     $34            $103            $175           $364
LSA Value Equity                                                      $33            $102            $172           $359
MFS New Discovery                                                     $35            $108            $183           $379
MFS Utilities                                                         $34            $104            $176           $367
OCC Science and Technology                                            $33            $100            $170           $354
OCC Small Cap                                                         $31             $96            $162           $340
Oppenheimer International Growth                                      $34            $105            $177           $369
Oppenheimer Main Street Small Cap                                     $34            $104            $177           $368
PIMCO Foreign Bond                                                    $31             $96            $163           $341
PIMCO Money Market                                                    $27             $84            $143           $302
PIMCO Total Return                                                    $29             $88            $150           $317
Putnam High Yield                                                     $32             $99            $168           $351
Putnam International Growth and Income                                $35            $106            $179           $371
Rydex OTC                                                             $37            $112            $189           $391
Salomon Brothers Variable Capital                                     $32             $99            $168           $352
UIF High Yield                                                        $31             $93            $159           $334
Van Kampen LIT Growth & Income                                        $32             $99            $167           $350


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EARNINGS. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES TO THE PORTFOLIO ANNUAL EXPENSE TABLE ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT, INCOME BENEFIT RIDERS AND ENHANCED EARNINGS DEATH BENEFIT WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 2.05% AND AN ADMINISTRATIVE CHARGE OF 0.10%. IF THOSE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


FINANCIAL INFORMATION

To measure the value of your investment in the Variable Subaccounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT". Each Variable Subaccount has a separate value for its Accumulation Units which we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.


Accumulation Unit Values are shown in Appendix A to this prospectus.


To obtain a fuller picture of each Variable Subaccount's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Lincoln Benefit also appear in the Statement of Additional Information.


THE CONTRACT

CONTRACT OWNER

The LBL Advantage Variable Annuity is a contract between you, the Contract Owner, and Lincoln Benefit, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):


- - the investment alternatives during the Accumulation and Payout Phases,

- - the amount and timing of your purchase payments and withdrawals,

- - the programs you want to use to invest or withdraw money,

- - the income payment plan you want to use to receive retirement income,

- - the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- - the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

- - any other rights that the Contract provides.

If you die, any surviving Contract Owner, or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract.


The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner and Annuitant cannot exceed 90 as of the date we receive the completed application.

You may change the Contract Owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. The Income Benefit Rider and Enhanced Earnings Death Benefit Rider terminate upon changes of the Annuitant.


You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. Variable Annuities held by Qualified Plans do not receive any additional tax deferral. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page ___.

ANNUITANT The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract Owner is a living person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only during the Payout Phase. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

         (i) the youngest Contract Owner; otherwise,

        (ii) the youngest Beneficiary.

BENEFICIARY The Beneficiary is the person selected by the Contract Owner to receive the death benefits or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary, or if none surviving, the Contingent Beneficiary, will receive any guaranteed income payments scheduled to continue.


You may name one or more primary Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. You may also name one or more Contingent Beneficiaries who will receive any Death Benefit or Guaranteed Income Benefit if no Beneficiary survives the sole surviving Contract Owner.


You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries or Contingent Beneficiaries, the new Beneficiary will be:

- - your spouse or, if he or she is no longer alive,

- - your surviving children equally, or if you have no surviving children,

- - your estate.

If one or more Beneficiaries survive you (or survives the Annuitant, if the Contract Owner is not a living person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.


MODIFICATION OF THE CONTRACT
Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
We will honor an assignment of an interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of Qualified Plans and other types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES

MINIMUM PURCHASE PAYMENTS Your initial purchase payment must be at least $10,000. All subsequent purchase payments must be $100 or more unless part of an automatic additions program. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. The most we will accept without our prior approval is $1,000,000. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more by automatically transferring money from your bank account. Consult your representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.


We are open for business each day Monday through Friday that the New York Stock Exchange is open for business, except for certain days immediately preceding or following certain national holidays when the New York Stock Exchange is open for business. For calendar year 2002, our office will be closed on July 5th and November 29th . Each day that the New York Stock Exchange is open for business is referred to as a Valuation Date. We determine the number of Accumulation Units for each Variable Subaccount to allocate to your contract by dividing that portion of your Purchase Payment allocated to a Variable Subaccount by that Variable Subaccount's Accumulation Unit Value on the Valuation Date when the allocation occurs. Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Subaccount to the Money Market Variable Subaccount available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, we will allocate the amount in the Money Market Variable Subaccount to the Variable Subaccount as you originally designated.

CONTRACT VALUE

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Subaccounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Subaccount to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Subaccount by (ii) the Accumulation Unit Value of that Variable Subaccount next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Subaccount when the Accumulation Unit Value for the Subaccount is $10, we would credit 1,000 Accumulation Units of that Variable Subaccount to your Contract. Withdrawals and transfers from a Variable Subaccount would, of course, reduce the number of Accumulation Units of that Subaccount allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Subaccount will rise or fall to reflect:

o changes in the share price of the Portfolio in which the Variable Subaccount invests, and

o the deduction of amounts reflecting the mortality and expense risk charge administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Subaccount on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider, the Income Benefit Rider, the Enhanced Death Benefit Rider with the Income Benefit Rider, and the Enhanced Earnings Death Benefit Rider.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUBACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUBACCOUNTS

You may allocate your purchase payments to up to 34 Variable Subaccounts. Each Variable Subaccount invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Subaccounts.


Portfolio                                        Portfolio Objective                              Investment Adviser
------------------------------------------------ ------------------------------------------------ ----------------------------------

AIM Variable Insurance Funds                                                                      A I M Advisors, Inc.
     Dent Demographic Trends Fund                Long-term growth of capital

Fidelity Variable Insurance Products Fund                                                         Fidelity Management & Research
                                                                                                    Company
     Equity-Income Portfolio - Service Class 2   Reasonable income
     Investment Grade Bond Portfolio - Service   As high a level of current income as is
     Class 2                                     consistent with the preservation of capital
     Overseas Portfolio - Service Class 2        Long-term growth of capital


Janus Aspen Series                                                                                Janus Capital Management LLC
     Global Value Portfolio: Service Shares      Long-term growth of capital
     Worldwide Growth Portfolio: Service Shares  Long-term growth of capital in a manner consistent with the preservation of capital.


Lazard Retirement Series, Inc.                                                                    Lazard Asset Management
     Emerging Markets Portfolio                  Long-term capital appreciation


LSA Variable Series Trust                                                                         LSA Asset Management LLC
     Aggressive Growth Fund (1)                  Long-term capital growth.
     Balanced Fund (2)                           Combination of growth of capital and

                                                 investment income (growth of capital is the
                                                 primary objective) by investing in a mix of
                                                 equity and debt.

     Basic Value Fund (3)                        Long-term growth of capital.  .
     Blue Chip Fund (3)                          Provide long-term capital growth. Current

                                                 income is a secondary objective.

     Capital Appreciation Fund (4)               Provide long-term capital growth.
     Disciplined Equity Fund (5)                 Provide a consistently high total return from

                                                 a broadly diversified portfolio
                                                 of equity securities with risk
                                                 characteristics similar to the
                                                 Standard & Poor's 500 Composite
                                                 Stock Index.

     Diversified Mid Cap Fund (6)                Provide long-term growth of capital.
     Emerging Growth Equity Fund (7)             Provide capital appreciation through investing

                                                 in smaller, rapidly growing emerging companies.

     Focused                                     Equity Fund (8) Provide capital
                                                 appreciation by investing
                                                 primarily in equity securities.
     Growth Equity Fund  (9)                     Provide long-term growth of capital.
     Mid Cap Value Fund (1)                      Provide long-term capital growth.  The Fund

                                                 invests primarily in common stocks and other
                                                 equity securities of medium-capitalization
                                                 companies.

     Value Equity Fund (6)                       Provide long-term growth of capital with
                                                 current income as a secondary objective.


MFS Variable Insurance Trust                                                                      MFS Investment Management(R)
     New Discovery Series - Service Class        Capital appreciation
     Utilities Series - Service Class            Capital growth and current income

OCC Accumulation Trust                                                                            OpCap Advisors
     Science and Technology Portfolio            Capital appreciation
     Small Cap Portfolio                         Capital appreciation

Oppenheimer Variable Account Funds                                                                OppenheimerFunds, Inc.
     Main Street Small Cap Fund/VA - Service     Capital appreciation
     Class

Panorama Series Fund, Inc.                                                                        OppenheimerFunds, Inc.
     Oppenheimer International Growth Fund/VA    Capital appreciation
     - Service Class

PIMCO Variable Insurance Trust                                                                    Pacific Investment Management
                                                                                                    Company
     Foreign Bond Portfolio                      To maximize total return, consistent with
                                                 preservation of capital and prudent investment
                                                 management
     Money                                       Market Portfolio To obtain
                                                 maximum current income
                                                 consistent with preservation of
                                                 capital and daily liquidity.
     Total                                       Return Bond Portfolio To
                                                 maximize total return,
                                                 consistent with preservation of
                                                 capital and prudent investment
                                                 management.


Putnam Variable Trust                                                                             Putnam Investment Management, Inc.
     High Yield Fund                             High current income.  Capital growth is a
                                                 secondary goal when consistent
                                                 with achieving high current
                                                 income. The fund seeks its goal
                                                 by investing at least 80% in
                                                 U.S. corporate rated below
                                                 investment grade (junk bonds)
                                                 and that have intermediate to
                                                 long-term maturities (three
                                                 years or longer.)
     International Growth and Income Fund        Capital growth.  Current income is a secondary
                                                 objective.

Rydex Variable Trust                                                                              Rydex Global Advisers
     OTC Fund                                    Investment results that correspond to a

                                                 benchmark for over-the-counter securities.
                                                 The Portfolio's current benchmark is the
                                                 NASDAQ 100 Index.


Salomon Brothers Variable Series Funds Inc.                                                       Salomon Brothers Asset Management,
                                                                                                     Inc.
     Capital Fund                                Capital appreciation

The Universal Institutional Funds, Inc.                                                           Van Kampen
     High Yield Portfolio                        Above-average total return over a market cycle
                                                 of three to five years by
                                                 investing primarily in high
                                                 yield securities (commonly
                                                 referred to as "junk bonds").


Van Kampen Life Investment Trust                                                                  Van Kampen Asset Management Inc.
     Growth & Income Portfolio, Class II         Long-term growth of capital and income

(1) Sub-advised by Van Kampen Investment Advisory Corp.
(2) Sub-advised by OpCap Advisors.
(3) Sub-advised by A I M Capital Management, Inc.
(4) Sub-advised by Janus Capital Corp.

(5) Sub-advised by J.P. Morgan Investment Management Inc.
(6) Sub-advised by Fidelity Management & Research Company.
(7) Sub-advised by RS Investment Management, L.P.
(8) Sub-advised by Van Kampen.

(9) Sub-advised by Goldman Sachs Asset Management.


SOME OF THE PORTFOLIOS HAVE NAMES SIMILAR TO RETAIL MUTUAL FUNDS. HOWEVER, THE PORTFOLIOS MAY BE MANAGED BY A DIFFERENT PORTFOLIO MANAGER. MOREOVER, THE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, A PORTFOLIO'S SECURITY HOLDINGS MAY DIFFER FROM THOSE OF A SIMILARLY NAMED RETAIL MUTUAL FUND, AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF SIMILARLY NAMED RETAIL MUTUAL FUNDS.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options, including 2 dollar cost averaging options and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. We may offer additional Fixed Account options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Dollar Cost Averaging Fixed Account Options. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

Short Term Dollar Cost Averaging Fixed Account Option. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to THE SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SHORT TERM DCA FIXED ACCOUNT OPTION"). Each purchase payment allocated to the Short Term DCA Fixed Account Option must be at least $1,000. We will credit interest to purchase payments you allocate to this Option for up to six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Short Term DCA Fixed Account Option. However, you may not choose less than 3 or more than 6 equal monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 6 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Subaccount unless you request a different investment alternative. At the end of the transfer period, any residual amount will be transferred to the Money Market Variable Subaccount. No transfers are permitted into the Short Term DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur 30 days after such purchase payment. If we do not receive an allocation from you within 30 days of the date of payment, we will transfer the payment plus associated interest to the Money Market Variable Subaccount in equal monthly installments.

Extended Short Term Dollar Cost Averaging Fixed Account Option. You may establish an Extended Short Term Dollar Cost Averaging Program by allocating purchase payments to THE EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("EXTENDED SHORT TERM DCA FIXED ACCOUNT OPTION"). Each purchase payment allocated to the Extended Short Term DCA Fixed Account Option must be at least $1,000. We will credit interest to purchase payments you allocate to this Option for up to twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Extended Short Term DCA Fixed Account Option. However, you may not choose less than 7 or more than 12 equal monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 12 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Subaccount unless you request a different investment alternative. At the end of the transfer period, any residual amount will be transferred to the Money Market Variable Subaccount. No transfers are permitted into the Extended Short Term DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur 30 days after such purchase payment. If we do not receive an allocation from you within 30 days of the date of payment, we will transfer the payment plus associated interest to the Money Market Variable Subaccount in equal monthly installments.


INVESTMENT RISK
We bear the investment risk for all amounts allocated to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. That is because we guarantee the current rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. We determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.


We may declare more than one interest rate for different monies based upon the date of allocation to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-865-5237.


GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s).

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

Interest Rates. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.


We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Lincoln Benefit at 1-800-865-5237.


How We Credit Interest. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:


Purchase Payment.........................  $10,000
Guarantee Period.........................  5 years
Annual Interest Rate.....................    4.50%
END OF CONTRACT YEAR

                                            YEAR 1            YEAR 2            YEAR 3           YEAR 4            YEAR 5
Beginning Contract Value                    $10,000.00
X (1 + Annual Interest Rate)                   X 1.045
                                             ----------
                                             $10,450.00
Contract Value at end of Contract Year                        $10,450.00
X (1 + Annual Interest Rate)                                     X 1.045
                                                              ----------
                                                              $10,920.25
Contract Value at end of Contract Year                                          $10,920.25
X (1 + Annual Interest Rate)                                                       X 1.045
                                                                                ----------
                                                                                $11,411.66

Contract Value at end of Contract Year                                                          $11,411.66
X (1 + Annual Interest Rate)                                                                       X 1.045
                                                                                                ----------
                                                                                                $11,925.19
Contract Value at end of Contract Year                                                                               $11,925.19
X (1 + Annual Interest Rate)                                                                                            X 1.045
                                                                                                                      ----------
                                                                                                                     $12,461.82

Total Interest Credited During Guarantee Period
           = $2,461.82 ($12,461.82 - $10,000.00)


This example assumes no withdrawals during the entire 5-year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.


Renewals. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1. Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our current declared rate for a Guarantee Period of that length; or

2. Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3. Instruct us to transfer all or a portion of your money to one or more Variable Subaccounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4. Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable. We will pay interest from the day the Guarantee Period expired until the date of withdrawal. The interest will be the rate for the shortest Guarantee Period then being offered. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.


Market Value Adjustment. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30-day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make:


o    that qualifies for one of the waivers as described on page ___,

o    to satisfy the IRS minimum distribution rules for the Contract, or

o a single withdrawal made by a surviving spouse made within one year after continuing the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a maturity equal to the Guarantee Period at its inception to the Treasury Rate for a maturity equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.


For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5-year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.


The formula for calculating Market Value Adjustments is set forth in Appendix A to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to either the Short Term Dollar Cost Averaging Fixed Account or the Extended Short Term Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a charge of .50% of the transfer amount but not less than $25, on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.


As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. We close our offices for business on certain days immediately preceding or following certain national holidays when the NYSE is open for business. For calendar year 2002, our office will be closed on July 5th November 29th . For transfers requested on these days, we will make the transfer on the first subsequent day on which we and the NYSE are open. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30-day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.


We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Subaccounts so as to change the relative weighting of the Variable Subaccounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. After 6 months from the Payout Start Date, you may make transfers from the Variable Subaccounts to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE TRANSFERS

You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. Calls completed before 3:00 p.m. will be effected on that day at that day's price. Calls completed after 3:00 p.m. will be effected on the next day on which we and the NYSE are open for business, at that day's price.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

EXCESSIVE TRADING LIMITS

We reserve the right to limit transfers among the Variable Subaccounts in any Contract Year, or to refuse any Variable Subaccount transfer request, if:

o we believe, in our sole discretion, that excessive trading by such Contract Owner or Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Subaccount or the share prices of the corresponding Funds or would be to the disadvantage of other Contract Owners; or

o we are informed by one or more of the corresponding Funds that they intend to restrict the purchase of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.



DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month from any Variable Subaccount, the Short Term Dollar Cost Averaging Fixed Account, or the Extended Short Term Dollar Cost Averaging Fixed Account, to any of the other Variable Subaccounts. You may not use the Dollar Cost Averaging Program to transfer amounts to or from the Guarantee Periods. This program is available only during the Accumulation Phase.


We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.


The theory of Dollar Cost Averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Subaccounts, the performance of each Subaccount may cause a shift in the percentage you allocated to each Subaccount. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Subaccount and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account monthly, quarterly, semi-annually, or annually, depending on your instructions. We will transfer amounts among the Variable Subaccounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

         Assume that you want your initial purchase payment split among 2 Variable Subaccounts. You want 40% to be in the LSA Growth Equity Variable Subaccount and 60% to be in the LSA Balanced Variable Subaccount. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the LSA Growth Equity Variable Subaccount now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the LSA Growth Equity Variable Subaccount and use the money to buy more units in the LSA Balanced Variable Subaccount so that the percentage allocations would again be 40% and 60% respectively.


The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We will automatically terminate this program if you request any transfer outside the Automatic Portfolio Rebalancing Program. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Subaccounts (1.50% if you select the Enhanced Death Benefit Rider; 1.45% if you select the Income Benefit Rider; and 1.70% if you select both the Enhanced Death Benefit Rider and the Income Benefit Rider), and an additional charge ranging from 0.15% to 0.35% for the Enhanced Earnings Death Benefit described below.

The mortality and expense risk charge is for the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider, the Income Benefit Rider and the Enhanced Earnings Death Benefit Rider compensate us for the additional risk that we accept by providing these Riders.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase. After the Payout Start Date, mortality and expense risk charges for the Enhanced Death Benefit, the Income Benefit, and the Enhanced Earnings Death Benefit will cease.

ENHANCED EARNINGS DEATH BENEFIT RIDER CHARGE

If you elect the Enhanced Earnings Death Benefit Rider, we will increase the Mortality and Expense charge during the Accumulation Phase by the annual rates shown below based on the oldest Contract Owner's age on the Rider Date.

Age               Annual Charge
0-55              0.15%
56-65             0.25%
66-75             0.35%


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Subaccounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge up to .50% of the transfer amount, but not less than $25, per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 8% of the purchase payment(s) you withdraw. The charge declines to 0% over a 8 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page [ ]. Any Purchase Payments older than 8 years old, which have not been previously withdrawn, may be withdrawn without paying the charge. During each Contract year, you can also withdraw the greater of earnings not previously withdrawn or 15% of your New Purchase Payments without paying the charge. New Purchase Payments are Purchase Payments received by us less than 8 years prior to withdrawal. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of calculating the withdrawal charge, the Contract Value is deemed to be withdrawn in the following order:

First. Earnings - The amount of Contract Value in excess of all purchase payments that have not previously been withdrawn;

Second. Old Purchase Payments - Purchase payments received by us more than eight years prior to the date of withdrawal which have not been previously withdrawn;

Third.  New Purchase Payments that are not subject to a withdrawal charge; and

Fourth.  New Purchase Payments that are subject to a withdrawal charge.

For federal income tax purposes, withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. Free withdrawal amounts are not cumulative.


We do not apply a withdrawal charge in the following situations:

o on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period);

o withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

o    withdrawals that qualify for one of the waivers as described below.


We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.


Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


CONFINEMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. You or the Annuitant, if the Contract Owner is not a living person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract Owner is not a living person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2.   you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date;

2. you or the Annuitant, if the Contract Owner is not a living person, receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, if the Contract Owner is not a living person, claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Subaccounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see page ___. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment less any withdrawal charges, income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Variable Subaccounts according to the value of your investments therein.


In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire investment in a Variable Subaccount.

If you request a total withdrawal, we may require you to return your Contract to us. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.   An emergency exists as defined by the SEC; or

3.   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. Systematic withdrawals will be deducted from the Variable Subaccounts and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account Options, on a pro rata basis. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


Depending on fluctuations in the value of the Variable Subaccounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. For income tax purposes, withdrawals are generally made from earnings first. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Please consult your tax advisor before taking any withdrawal.


We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $2,000, we will inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional Purchase Payment to restore your Contract Value to the contractual minimum of $2,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.



CONTRACT LOANS FOR 401(a) AND 403(b) CONTRACTS

Subject to the restrictions described below, we will make loans to the Contract Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code, or a Contract purchased by a defined contribution plan qualified under Section 401(a) of the Tax Code (a "401 Plan"), and issued under our prototype plan document. If the Contract is owned by a 401 plan that is not issued under our prototype, you should contact the plan trustee to determine the availability of loans under the 401 plan. Such loans are not available in Vermont. Loans are not available under non-qualified Contracts. We will only make loans after the right to cancel period and before the Payout Start Date. All loans are subject to the terms of the Contract, the relevant qualified plan, and the Tax Code, which impose restrictions on loans.


We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the amount available for full withdrawal under your Contract on the date of the loan. In addition, you may not borrow a loan if the total of the requested loan and all of your loans under TSA plans and 401 plans is more than the lesser of (a) or (b) where:

(a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

(b) equals the greater of $10,000 or 1/2 of the amount available for full withdrawal.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Payout Start Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Tax Code and Title 1 of ERISA. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Variable Account and/or the Fixed Account Options to the Loan Account as collateral for the loan. The Loan Account is an account established for amounts transferred from the Variable Subaccounts or Fixed Account as security for an outstanding Contract loan. We will transfer to the Loan Account amounts from the Variable Account in proportion to the assets in each Subaccount. If your loan amount is greater than your Contract Value in the Subaccounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account Options. If your loan amount is greater than your contract value in the Subaccounts and the Guaranteed Maturity Fixed Account Options, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Options.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Subaccounts or the Fixed Account. We may, however, apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Subaccounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

(1)  the Death Benefit;

(2)  full withdrawal proceeds;

(3)  the amount available for partial withdrawal; and

(4)  the amount applied on the Payout Start Date to provide income payments.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount, incur the early withdrawal tax penalty, and be subject to mandatory 20% federal withholding. Until we are permitted by law to foreclose on a defaulted loan, we will continue to charge interest and add unpaid interest to your outstanding loan balance.
If the total loan balance exceeds the amount available for full withdrawal, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.


INCOME PAYMENTS

PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

o    at least 30 days after the Issue Date; and

o no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

o    fixed income payments;

o    variable income payments; or

o    a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Subaccount assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the income payments at any time and withdraw their value, subject to withdrawal charges. For Variable Amount income Payments, the value you may withdraw is equal to the present value of the Variable Amount Income Payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For Fixed Amount Income Payments, the value you may withdraw is equal to the present value of the Fixed Amount Income Payments being terminated, calculated using a discount rate equal to the applicable current interest rate. The applicable current interest rate is the rate we are using on the date we receive your withdrawal request to determine income payments for a new Income Plan with a payment period equal to the remaining payment period of the income payments being terminated. The value you may withdraw may be higher or lower than it would have been using the interest rate that was initially used to calculate your Fixed Account Income Payments and your total payments (withdrawal amount plus income payments already received) may be more or less than the amount applied to your Income Plan. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Subaccounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $50, and state law permits, we may:

o pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

o    reduce the frequency of your payments so that each payment will be at least
     $50.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Subaccounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Subaccounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.



FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2.   deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT RIDER


For Contract Owners and Annuitants up to and including age 75. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). This Rider does not affect the amounts paid as a death benefit, partial withdrawal or surrender. The Rider is optional, has additional charges and may not be available in all states.


Qualifications. To qualify for the income benefit payments under this Rider, you must meet the following requirements as of the Payout Start Date:

o You must elect a Payout Start Date that is on or after the 10th anniversary of the Rider Date;

o The Payout Start Date must be prior to the oldest Annuitant's 90th birthday;

o The payout Start Date must occur during the 30 day period following a Contract Anniversary;

o You must elect to receive fixed income payments, which will be calculated using the guaranteed payout rates listed in your Contract; and

o The Income Plan you selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

o 10 years, if the youngest Annuitant's age is 80 or less on the Payout Start Date, or

o 5 years, if the youngest Annuitant's age is greater than 80 on the Payout Start Date.

o Of course, if your Contract Value, applied to the then current payout rates offered by Lincoln Benefit, generates higher income payments than those provided under the Income Benefit Rider, you will receive the higher payment amount. You may also elect to apply your Contract Value to any other income plan that we offer at that time.



The Income Benefit Rider will no longer be in effect and the mortality and expense charge for the Rider will end upon the change of the named Annuitant for reasons other than death. We may discontinue offering these options at any time.



Income Base

The Income Base is used solely for the purpose of calculating the Guaranteed Income Benefit under this Rider ("Guaranteed Income Benefit") and does not provide a Contract Value or guarantee performance of any investment option.

On the date we issue the Rider ("Rider Date"), the Income Base is equal to the Contract Value. After the Rider Date, the Income Base plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawal will accumulate daily at a rate equivalent to 5% per year until the earlier of the Payout Start Date, or the first day of the month after the oldest Contract Owner's (or Annuitant's, if the Contract Owner is not a living person) 85th birthday. The maximum Income Base is 200% of:

o        the Contract Value on the Rider Date; plus
o        any subsequent purchase payments; less
o        any subsequent withdrawal adjustments.

Withdrawal Adjustment

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where:

                (a)     = the withdrawal amount
                (b)     = the Contract Value immediately prior to the
                          withdrawal, and
                (c)     = the most recently calculated Income Base

The Guaranteed Income Benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

On the Payout Start Date, the income payment will be the greater of the guaranteed Income Benefit or the Income Payment provided in the Payout Phase section.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS

We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract Owner or,

2. the death of the Annuitant, if the Contract Owner is not a living person.

We will pay the death benefit to the new Contract Owner as determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). If the Contract Owner is not a living person, in the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

o    a certified copy of a death certificate,

o a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

o    any other proof acceptable to us.


Your beneficiary should submit a complete claim for payment of the Death Benefit within 180 days of the relevant death in order to claim the standard or enhanced Death Benefit. If your beneficiary does not submit a complete claim for payment of the Death Benefit within 180 days of the relevant death, the beneficiary will be paid the Contract Value which may be adjusted as described in "Death Benefit Payments" on page [ ]. You may specify that the death benefit be paid under a specific Income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different Income Plan or lump sum. Once we accept the written request, the change or restriction will take effect as of the date you signed the request.



DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, if we receive a complete request for payment of the Death Benefit within 180 days of the date of death, the standard Death Benefit is equal to the greatest of:

o the sum of all Purchase Payments reduced by withdrawal adjustments. The withdrawal adjustment for Purchase Payments is equal to (a) divided by (b), with the result multiplied by (c) where

(a)  is the withdrawal amount;

(b)  is the Contract Value immediately prior to the withdrawal; and

(c)  is  the  sum  of  all  prior  purchase   payments  adjusted  by  any  prior
     withdrawals; or


o    the Contract Value on the date we determine the Death Benefit, or


o the Settlement Value (that is, the amount payable on a full withdrawal of Contract Value, i.e., the Contract Value adjusted by any market value adjustment, less any applicable withdrawal charge or premium tax) on the date we determine the Death Benefit, or

o the Contract Value on each Death Benefit Anniversary prior to the date we determine the Death Benefit, increased by any purchase payment made since that Death Benefit Anniversary and reduced by an adjustment for any withdrawals since that Death Benefit Anniversary.


In other words, for each Death Benefit Anniversary that occurs prior to the date we determine the Death Benefit, we will calculate an amount equal to the Contract Value on that Death Benefit Anniversary, plus any purchase payments made since that Death Benefit Anniversary, and minus an adjustment for any withdrawals made since that Death Benefit Anniversary. (The calculation of the withdrawal adjustment is described on page [ ].) If there are multiple Death Benefit Anniversaries, we will make multiple calculations. The highest result will be compared to the other three values listed above in order to determine the Death Benefit.


"Death Benefit Anniversaries" occur every 7th Contract anniversary until the oldest Contract Owner's 80th birthday, or the Annuitant's 80th birthday if the Contract Owner is not a living person. The Contract Anniversary immediately following the oldest Contract Owner's 80th birthday, or the Annuitant's 80th birthday if the Contract Owner is not a living person, will also be a Death Benefit Anniversary and is the final Death Benefit Anniversary.


The Death Benefit Anniversary withdrawal adjustment is equal to (a) divided by
(b), with the result multiplied by (c), where:


    (a) is the withdrawal amount;
    (b) is the Contract Value immediately prior to the withdrawal; and
    (c) is the Contract Value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.


We will determine the value of the Death Benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

ENHANCED DEATH BENEFIT RIDER

The Enhanced Death Benefit Rider is an optional benefit that you may elect if the Contract Owners and Annuitants are not older than age 80 on the date we receive the application, or the date we receive the written request to add this Rider, whichever is later. If the Contract Owner is a living individual, the Enhanced Death Benefit applies only upon the death of the Contract Owner. If the Contract Owner is not a living individual, the Enhanced Death Benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of the standard death benefit above, or the Enhanced Death Benefit. The Enhanced Death Benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit A or B may not be available in all states. This rider will automatically terminate on the Payout Start Date.


The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract. The Enhanced Death Benefit Rider and the mortality and expense charge for the Rider will terminate upon the change of Contract Owner (or the Annuitant if the Contract Owner is not a living person) for reasons other than death.

ENHANCED DEATH BENEFIT A. On the date we issue the Rider ("Rider Date"), Enhanced Death Benefit A is equal to the Contract Value on that date. After the Rider Date, Enhanced Death Benefit A is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by a withdrawal adjustment, as described below, for any partial withdrawals since that Anniversary.

We will calculate Anniversary Values for each Contract Anniversary up until the earlier of:

o        the date we determine the death benefit; or

o the first Contract Anniversary following the oldest Contract Owner's or, if the Contract Owner is not a living person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit A only for purchase payments and withdrawals.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

    (a) = is the withdrawal amount,
    (b) = is the Contract Value immediately prior to the withdrawal, and
    (c) = the most recently calculated Enhanced Death Benefit A.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B on the Rider Date is equal to the Contract Value on that date. After the Rider Date, the Enhanced Death Benefit B, plus any subsequent purchase payments and less a withdrawal adjustment, as described below, will accumulate daily at a rate equivalent to 5% per year until the earlier of:

o        the date we determine the death benefit; or

o the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit B only for purchase payments and withdrawals. The maximum amount of Enhanced Death Benefit B is 200% of:

o        the Contract Value on the Rider Date; plus
o        any subsequent purchase payments; less
o        any subsequent withdrawal adjustments.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:


         (a) = the withdrawal amount,
         (b) = is the Contract Value immediately prior to the withdrawal, and
         (c) = is the most recently calculated Enhanced Death Benefit B.


ENHANCED EARNINGS DEATH BENEFIT RIDER

For Contract Owners and Annuitants up to and including age 75, the Enhanced Earnings Death Benefit Rider is an optional benefit that you may elect.

If the Contract Owner is a living person, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Contract Owner. If the Contract Owner is not a living person, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Annuitant. The Enhanced Earnings Death Benefit Rider and the annual charge for the Rider will terminate upon the change of Contract Owner (or the Annuitant if the Contract Owner is not a living person) for reasons other than death. The Rider may not be available in all states. We may discontinue the offering of the Rider at any time. This rider will automatically terminate on the Payout Start Date.

Under the Enhanced Earnings Death Benefit Rider, the Enhanced Earnings Death Benefit is determined as follows:

If the oldest Contract Owner, or the Annuitant if the Contract Owner is not a living person, is age 55 or younger on the date we receive the completed application, or we receive written request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

o the lesser of 100% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Contract Owner, or the Annuitant if the Contract Owner is not a living person) or 50% of In-Force Earnings, calculated as of the date we receive due proof of death.

         If the oldest Contract Owner, or the Annuitant if the Contract Owner is not a living person, is between the ages of 56 and 65 on the date we receive the completed application or the date we receive the written request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

o the lesser of 80% of the In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Contract Owner, or the Annuitant if the Contract Owner is not a living person) or 40% of In-Force Earning, calculated as of the date we receive due proof of death.


         If the oldest Contract Owner, or the Annuitant if the Contract Owner is not a living person, is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be :

o the lesser of 50% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Contract Owner, or the Annuitant if the Contract Owner is not a living person) or 25% of In-Force Earnings, calculated as of the date we receive due proof of death.


For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

o In-Force Earnings is the greater of (a) the current Contract Value less the In-Force Premium; or (b) zero.

o    In-Force Premiums are defined as follows:

o    If the Rider Date is the same as the Issue Date of the Contract:

o    The  sum  of  all  the   purchase   payments   less  the  sum  of  all  the
     Excess-of-Earnings Withdrawals.

o    If the Rider Date is later than the Contract issue date:

o The Contract Value as of Rider Date plus all the purchase payments made after the Rider Date less the sum of all the Excess-of-Earnings Withdrawals after the Rider Date


Excess-of-Earnings Withdrawals are defined as follows: For each withdrawal, this amount is equal to the amount, if any, by which the withdrawal exceeds the In-Force Earnings immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Rider as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Rider may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your financial advisor can help you decide if the Enhanced Earnings Death Benefit Rider is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Rider, see Appendix B.


DEATH BENEFIT PAYMENTS

1.   If the sole new Contract Owner is your spouse:

a) Your spouse may elect, within 180 days of the date of your death, to receive the Death Benefit described above in a lump sum.

b) Your spouse may elect, within 180 days of the date of your death, to receive an amount equal to the Death Benefit paid out through an Income Plan. Payments from the Income Plan must begin within one year of your date of death. The payments must be:

     i.   over the life of your spouse; or

     ii. for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

     iii. over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.


If your spouse chooses to continue the Contract or, does not elect one of the options above within 180 days of your death, the Contract will continue in the Accumulation Phase as if no death has occurred. If the Contract continues in the Accumulation Phase , the following conditions apply:

a) On the date the Contract is continued, the Contract Value will be the Death Benefit as determined as ofthe Valuation Date on which we received due proof of death (the next Valuation Date, if we receive due proof of death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Benefit amount over the Contract Value will be allocated to the Subaccounts. This excess will be allocated in proportion to your Contract Value in those Subaccounts as of the end of the Valuation Period during which we receive the complete request for payment of the Death Benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Subaccount. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfers without incurring a transfer fee:


     i.   transfer all or a portion of the excess among the Subaccounts;

     ii. transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

     iii. transfer all or a portion of the excess into a combination of Subaccounts, or the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract. The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge or Market Value Adjustment.


After the Contract is continued, prior to the Payout Start Date, the Death Benefit of the continued Contract will be the greatest of:

     a)   the  sum  of  all  purchase   payments   reduced  by  any   withdrawal
          adjustments; or


     b)   the Contract Value on the date we determine the Death Benefit; or

     c)   the Settlement Value on the date we determine the Death Benefit; or

     d) the Contract Value on each Death Benefit Anniversary prior to the date we determine the Death Benefit, increased by any Purchase Payments made since that Death Benefit Anniversary and reduced by an adjustment for any withdrawals, as defined in the Death Benefit provision.


Please see DEATH BENEFIT AMOUNT on page [ ] for a detailed explanation of how these amounts are calculated.


Only one spousal continuation is allowed under the Contract.

2. If the new Contract Owner is not your spouse but is a living person, the new Contract Owner has the following options:

a) The new Contract Owner may elect, within 180 days of the date of your death, to receive the Death Benefit in a lump sum.

b) The new Contract Owner may elect, within 180 days of the date of your death, to receive an amount equal to the Death Benefit paid out through an Income Plan. Payments from the annuity option must begin within one year of your date of death. The Payments must be:

     i. over the life of the new Contract Owner, or for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner; or

     ii. Over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.


     If the New Owner does not elect one of the options above within 180 days of death, then the New Owner must receive the Contract Value payable within 5 years of your date of death. Under this option, if the Settlement Value is greater than the Contract Value as determined as of the Valuation Date on which we received a complete request for settlement, which includes Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3:00 p.m. Central Time), we will allocate the excess to the Variable Subaccount selected by the New Owner. In the absence of instructions, we will allocate that amount to the Money Market Variable Subaccount. Until the Contract Value is withdrawn, it will vary in accordance with the investment options selected by the New Owner, and the New Owner may exercise all rights as set forth in the Transfers section during this 5-year period.

     No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.

     If the New Owner dies prior to receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.


3. If the new Contract Owner is a non-Living Person, the new Contract Owner has the following options:

a) The non-living Contract Owner may elect, within 180 days of your death, to receive the Death Benefit in a lump sum.


b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. Under this option, if the Settlement Value is greater than the Contract Value as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3:00 pm Central Time), we will allocate the excess to the Variable Subaccount selected by the New Owner. In the absence of instructions, we will allocate that amount to the Money Market Variable Subaccount. Until the Contract Value is withdrawn, it will vary in accordance with the investment options selected by the New Owner, and the New Owner may exercise all rights as set forth in the Transfers provision during this 5-year period.

     No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

     We reserve the right to offer additional options upon Death of Owner. Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner.



If any new Contract Owner is not a Living Person, all new Contract Owners will be considered to be non-Living Persons for the above purposes.


DEATH OF ANNUITANT

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the following options:

1. If the Contract Owner is a Living Person, the Contract will continue with a new Annuitant as described on page [ ].

2.   If the Contract Owner is not a Living Person:

     a. The non-living Contract Owner may elect, within 180 days of the Annuitant's date of death, to receive the Death Benefit in a lump sum; or


     b. If the Contract Owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. Under this option, if the Settlement Value is greater than the Contract Value as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3:00 pm Central Time), we will allocate the excess to the Variable Subaccount selected by the New Owner. In the absence of instructions, we will allocate that amount to the Money Market Variable Subaccount. Until the Contract Value is withdrawn, it will vary in accordance with the investment options selected by the New Owner, and the Contract Owner may then exercise all rights as set forth in the Transfers section during this 5-year period.. No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.


If the non-living Contract Owner does not make one of the above described elections, the Settlement Value must be withdrawn by a non-living Contract Owner on or before the mandatory distribution date 5 years after the Annuitant's death.


We reserve the right to waive the 180-day limit on a non-discriminatory basis.



MORE INFORMATION

Lincoln Benefit Life Company. Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska, 68506-4142. Lincoln Benefit is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life" or "ALIC"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("AIC"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation ("Allstate").

         We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We intend to market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Variable Account and/or the Fixed Account.

         Under our reinsurance agreements with Allstate Life, substantially all contract related transactions are transferred to Allstate Life. Through our reinsurance agreements with Allstate Life, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. These assets represent our general account and are invested and managed by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

         Under the Company's reinsurance agreements with ALIC, the Company reinsures all reserve liabilities with ALIC except for variable contracts. The Company's variable contract assets and liabilities are held in legally-segregated, unitized Variable Accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to ALIC.

         Lincoln Benefit is highly rated by independent agencies, including A.M. Best, Moody's, and Standard & Poor's. These ratings are based on our reinsurance agreement with Allstate Life, and reflect financial strength. The ratings are not intended to reflect the financial strength or investment experience of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Lincoln Benefit established the Lincoln Benefit Life Variable Annuity Account in 1992. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Lincoln Benefit.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Nebraska law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Variable Account consists of Variable Subaccounts. Each Variable Subaccount invests in a corresponding Portfolio. We may add new Variable Subaccounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Subaccounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Subaccounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Subaccounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Subaccount by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Subaccount by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Subaccounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION.
The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 7.5% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1.5% of Purchase Payments and other cash bonuses to broker-dealers who maintain certain sales volume levels. We do not pay commission on Contract sales to our employees, employees of Surety Life Insurance Company, and Allstate Financial Services L.L.C. or their spouses or minor children, if these individuals reside in the State of Nebraska.

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

o        issuance of the Contracts;

o        maintenance of Contract Owner records;

o        Contract Owner services;

o        calculation of unit values;

o        maintenance of the Variable Account; and

o        preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS
If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS

All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by William F. Emmons, Vice President, Assistant General Counsel and Assistant Secretary of Lincoln Benefit. Legal matters relating to the federal securities laws in connection with the Contracts described in this prospectus are being passed upon by the law firm of Jorden Burt LLP, 1025 Thomas Jefferson St. N.W., East Lobby-Suite 400, Washington, D.C. 20007-0805.


TAXES

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Separate Account, then Lincoln Benefit may impose a charge against the Separate Account in order to make provision for such taxes.


TAXATION OF ANNUITIES IN GENERAL
--------------------------------
TAX DEFERRAL.
Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1.   the owner is a natural person,

2. the investments of the Separate Account are "adequately diversified" according to Treasury Department regulations, and

3. Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.

NON-NATURAL OWNERS.
As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE
There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain Qualified Contracts; (3) Contracts purchased by employers upon the termination of certain qualified plans; (4) certain Contracts used in connection with structured settlement agreements, and (5) immediate annuity Contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS.
For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Lincoln Benefit does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

OWNERSHIP TREATMENT.
The IRS has stated that a Contract Owner will be considered the owner of Separate Account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a Contract Owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that Owners could direct sub-account investments without being treated as Owners of the underlying assets of the Separate Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract Owners were not Owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS
If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS
Generally, the rule for income taxation of annuity payments received from a nonqualified contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE
Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES
In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:
         (1) if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death;
         (2) if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.
         (3) if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS
Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS
A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1.   made on or after the date the Contract Owner attains age 59 1/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4.   made under an immediate annuity, or

5.   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS
With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035
A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES
If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS
The Code requires that all non-qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

- - Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- - Roth IRAs under Section 408A of the Code;

- - Simplified Employee Pension Plans under Section 408(k) of the Code;

- - Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- - Tax Sheltered Annuities under Section 403(b) of the Code;

- - Corporate and Self Employed Pension and Profit Sharing Plans under Sections 401 and 403; and

- - State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Section 457.

The Contract may be used with several types of qualified plans. Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT
If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from qualified contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- - made on or after the date the Contract Owner attains age 59 1/2,

- - made to a beneficiary after the Contract Owner's death,

- - attributable to the Contract Owner being disabled, or

- - made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS
Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the contract. NOT ALL INCOME PLANS OFFERED UNDER THIS ANNUITY CONTRACT SATISFY THE REQUIREMENTS FOR MINIMUM DISTRIBUTIONS. BECAUSE THESE DISTRIBUTIONS ARE REQUIRED UNDER THE CODE AND THE METHOD OF CALCULATION IS COMPLEX, PLEASE SEE A COMPETENT TAX ADVISOR.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS
Pursuant to the Code and IRS regulations, an IRA may not invest in life insurance contracts. However, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS
A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1.   made on or after the date the Contract Owner attains age 59 1/2,

2.   made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4.   made pursuant to an IRS levy,

5.   made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7.   made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax. You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS
With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1.   required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4.   hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES
Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS
Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)
Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a
Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAs (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES
Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

- - attains age 59 1/2,

- - separates from service,

- - dies,

- - becomes disabled, or

- - incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the contract value to another 403(b) plan.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL  GOVERNMENT AND TAX-EXEMPT  ORGANIZATION  DEFERRED  COMPENSATION
PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.




ANNUAL REPORTS AND OTHER DOCUMENTS

Lincoln Benefit's annual report on Form 10-K for the year ended December 31, 2000, and quarterly report on Form 10-Q for the period ended March 31, 2001 are incorporated herein by reference, which means that they are legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. the address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.


         If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Lincoln Benefit Life Company, 2940 South 84th Street, Lincoln, Nebraska, 68516 or 800-865-5237.


EXPERTS

The financial statements of Lincoln Benefit as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule incorporated herein by reference from the Annual Report on Form 10-K of Lincoln Benefit and from the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended incorporated herein by reference from the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.


PERFORMANCE INFORMATION

We may advertise the performance of the Variable Subaccounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Subaccount after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Subaccount over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Subaccounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Subaccounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                   Appendix A
                            Accumulation Unit Values


The Accumulation Unit Value is a unit of measure used to calculate the value of a Contract Owner's interest in a Subaccount for any Valuation Period. We maintain different Accumulation Unit Values for Base Contracts with different combinations of optional riders because the charges are different. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Administration Charge, and Administrative Expense Charge. The beginning value for 2001 reflects the Accumulation Unit Value as of August 10, 2001, the effective date of the Registration Statement for this Contract. A brief explanation of how performance of the Subaccounts is calculated may be found in the Statement of Additional Information.

                                                                                                       Number of
                                                                                                        Units
                                                                         Accumulation   Accumulation   Outstanding
                                                                          Unit Value    Unit Value   at End of Year
Fund                                                                       Beginning       Ending                   Year

AIM Dent Demographic Trends Fund                                               10           9.77          6,717      2001
Fidelity Equity-Income Portfolio - Service Class 2                             10           9.63          7,233      2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                     10          10.15         10,192      2001
Fidelity Overseas Portfolio - Service Class 2                                  10           9.35            110      2001
Janus Global Value Portfolio: Service Shares                                   10          10.69            391      2001
Janus Worldwide Growth Portfolio: Service Shares                               10           9.63          3,165      2001
Lazard Emerging Markets Portfolio                                              10           9.92              0      2001
LSA Aggressive Growth Fund                                                     10           9.41            649      2001
LSA Balanced Fund                                                              10           9.64         18,088      2001
LSA Basic Value Fund                                                           10           9.60         13,440      2001
LSA Blue Chip Fund                                                             10           9.76          3,387      2001
LSA Capital Appreciation Fund                                                  10          10.03          2,459      2001
LSA Disciplined Equity Fund                                                    10           9.59          1,065      2001
LSA Diversified Mid Cap Fund                                                   10          10.00          9,409      2001
LSA Emerging Growth Equity Fund                                                10          10.06            352      2001
LSA Focused Equity Fund                                                        10           9.97          1,703      2001
LSA Growth Equity Fund                                                         10           9.68            856      2001
LSA Mid Cap Value Fund                                                         10          10.66          7,420      2001
LSA Value Equity Fund                                                          10           9.62          2,032      2001
MFS New Discovery Series - Service Class                                       10          10.35          1,040      2001
MFS Utilities Series - Service Class                                           10           8.96         12,557      2001
OCC Science and Technology Portfolio                                           10           9.59            906      2001
OCC Small Cap Portfolio                                                        10          10.09            536      2001
Oppenheimer International Growth-Service Class                                 10           9.11          1,054      2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                        10          10.30          2,185      2001
PIMCO  Foreign Bond Portfolio                                                  10          10.12            575      2001
PIMCO  Money Market Portfolio                                                  10          10.04         23,597      2001
PIMCO  Total Return Bond Portfolio                                             10          10.15         22,113      2001
Putnam High Yield Fund - Class IB                                              10           9.89          4,328      2001
Putnam International Growth and Income Fund - Class IB                         10           9.44            935      2001
Rydex OTC Fund                                                                 10           9.80            577      2001
Salomon Brothers Variable Capital Fund                                         10           9.68          1,864      2001
UIF High Yield Portfolio                                                       10           9.49          7,458      2001
Van Kampen Growth & Income Portfolio, Class II                                 10           9.64          8,115      2001



Basic Policy with Enhanced Earnings Death Benefit Rider (0-55)

                                                                                                           Number of
                                                                                                             Units
                                                                              Accumulation    Accumulation Outstanding
                                                                               Unit Value      Unit Value  at End of Year    Year
Fund                                                                            Beginning        Ending

AIM Dent Demographic Trends Fund                                                  10            9.77              0        2001
Fidelity Equity-Income Portfolio - Service Class 2                                10            9.63            344        2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                        10           10.14            423        2001
Fidelity Overseas Portfolio - Service Class 2                                     10            9.35              0        2001
Janus Global Value Portfolio: Service Shares                                      10           10.68              0        2001
Janus Worldwide Growth Portfolio: Service Shares                                  10            9.63            447        2001
Lazard Emerging Markets Portfolio                                                 10            9.91              0        2001
LSA Aggressive Growth Fund                                                        10            9.40              0        2001
LSA Balanced Fund                                                                 10            9.63              0        2001
LSA Basic Value Fund                                                              10            9.60            278        2001
LSA Blue Chip Fund                                                                10            9.75              0        2001
LSA Capital Appreciation Fund                                                     10           10.02              0        2001
LSA Disciplined Equity Fund                                                       10            9.59              0        2001
LSA Diversified Mid Cap Fund                                                      10            9.99            812        2001
LSA Emerging Growth Equity Fund                                                   10           10.06            187        2001
LSA Focused Equity Fund                                                           10            9.96              0        2001
LSA Growth Equity Fund                                                            10            9.68              0        2001
LSA Mid Cap Value Fund                                                            10           10.66            116        2001
LSA Value Equity Fund                                                             10            9.62            193        2001
MFS New Discovery Series - Service Class                                          10           10.34            254        2001
MFS Utilities Series - Service Class                                              10            8.95              0        2001
UIF High Yield Portfolio                                                          10            9.49              0        2001
OCC Science and Technology Portfolio                                              10            9.58              0        2001
OCC Small Cap Portfolio                                                           10           10.09             55        2001
Oppenheimer International Growth-Service Class                                    10            9.10            144        2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                           10           10.30              0        2001
PIMCO  Foreign Bond Portfolio                                                     10           10.12              0        2001
PIMCO  Money Market Portfolio                                                     10           10.04            212        2001
PIMCO  Total Return Bond Portfolio                                                10           10.14            528        2001
Putnam High Yield Fund - Class IB                                                 10            9.88              0        2001
Putnam International Growth and Income Fund - Class IB                            10            9.44              0        2001
Rydex OTC Fund                                                                    10            9.80              0        2001
Salomon Brothers Variable Capital Fund                                            10            9.68            896        2001
Van Kampen Growth & Income Portfolio, Class II                                    10            9.63            273        2001




Basic Policy with Enhanced Earnings Death Benefit Rider (56-65)

                                                                                                         Number of
                                                                        Accumulation    Accumulation        Units
                                                                         Unit Value      Unit Value    Outstanding at
Fund                                                                      Beginning        Ending        End of Year   Year

AIM Dent Demographic Trends Fund                                              10            9.76               0       2001
Fidelity Equity-Income Portfolio - Service Class 2                            10            9.62               0       2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                    10           10.14               0       2001
Fidelity Overseas Portfolio - Service Class 2                                 10            9.34               0       2001
Janus Global Value Portfolio: Service Shares                                  10           10.68               0       2001
Janus Worldwide Growth Portfolio: Service Shares                              10            9.62               0       2001
Lazard Emerging Markets Portfolio                                             10            9.91               0       2001
LSA Aggressive Growth Fund                                                    10            9.40               0       2001
LSA Balanced Fund                                                             10            9.63               0       2001
LSA Basic Value Fund                                                          10            9.59               0       2001
LSA Blue Chip Fund                                                            10            9.75               0       2001
LSA Capital Appreciation Fund                                                 10           10.02               0       2001
LSA Disciplined Equity Fund                                                   10            9.58               0       2001
LSA Diversified Mid Cap Fund                                                  10            9.99               0       2001
LSA Emerging Growth Equity Fund                                               10           10.05               0       2001
LSA Focused Equity Fund                                                       10            9.96               0       2001
LSA Growth Equity Fund                                                        10            9.68               0       2001
LSA Mid Cap Value Fund                                                        10           10.65               0       2001
LSA Value Equity Fund                                                         10            9.61               0       2001
MFS New Discovery Series - Service Class                                      10           10.34               0       2001
MFS Utilities Series - Service Class                                          10            8.95               0       2001
UIF High Yield Portfolio                                                      10            9.48               0       2001
OCC Science and Technology Portfolio                                          10            9.58               0       2001
OCC Small Cap Portfolio                                                       10           10.08               0       2001
Oppenheimer International Growth-Service Class                                10            9.10               0       2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                       10           10.29               0       2001
PIMCO  Foreign Bond Portfolio                                                 10           10.11               0       2001
PIMCO  Money Market Portfolio                                                 10           10.03             806       2001
PIMCO  Total Return Bond Portfolio                                            10           10.14               0       2001
Putnam High Yield Fund - Class IB                                             10            9.88               0       2001
Putnam International Growth and Income Fund - Class IB                        10            9.44               0       2001
Rydex OTC Fund                                                                10            9.79               0       2001
Salomon Brothers Variable Capital Fund                                        10            9.67               0       2001
Van Kampen Growth & Income Portfolio, Class II                                10            9.63               0       2001





Basic Policy with Enhanced Earnings Death Benefit Rider (66-75)

                                                                                                          Number of
                                                                            Accumulation    Accumulation     Units
                                                                             Unit Value      Unit Value    Outstanding at
Fund                                                                         Beginning         Ending        End of Year  Year

AIM Dent Demographic Trends Fund                                                10            9.76             595        2001
Fidelity Equity-Income Portfolio - Service Class 2                              10            9.62           2,083        2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                      10           10.13           2,916        2001
Fidelity Overseas Portfolio - Service Class 2                                   10            9.34               0        2001
Janus Global Value Portfolio: Service Shares                                    10           10.68               0        2001
Janus Worldwide Growth Portfolio: Service Shares                                10            9.62               0        2001
Lazard Emerging Markets Portfolio                                               10            9.91               0        2001
LSA Aggressive Growth Fund                                                      10            9.39               0        2001
LSA Balanced Fund                                                               10            9.62           1,750        2001
LSA Basic Value Fund                                                            10            9.59           1,216        2001
LSA Blue Chip Fund                                                              10            9.74               0        2001
LSA Capital Appreciation Fund                                                   10           10.02               0        2001
LSA Disciplined Equity Fund                                                     10            9.59           2,904        2001
LSA Diversified Mid Cap Fund                                                    10            9.98             883        2001
LSA Emerging Growth Equity Fund                                                 10           10.05               0        2001
LSA Focused Equity Fund                                                         10            9.95             828        2001
LSA Growth Equity Fund                                                          10            9.67           1,072        2001
LSA Mid Cap Value Fund                                                          10           10.65               0        2001
LSA Value Equity Fund                                                           10            9.61               0        2001
MFS New Discovery Series - Service Class                                        10           10.34             612        2001
MFS Utilities Series - Service Class                                            10            8.95               0        2001
UIF High Yield Portfolio                                                        10            9.48               0        2001
OCC Science and Technology Portfolio                                            10            9.57             516        2001
OCC Small Cap Portfolio                                                         10           10.08               0        2001
Oppenheimer International Growth-Service Class                                  10            9.09               0        2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                         10           10.29             767        2001
PIMCO  Foreign Bond Portfolio                                                   10           10.11               0        2001
PIMCO  Money Market Portfolio                                                   10           10.03           1,303        2001
PIMCO  Total Return Bond Portfolio                                              10           10.13             881        2001
Putnam High Yield Fund - Class IB                                               10            9.87           1,380        2001
Putnam International Growth and Income Fund - Class IB                          10            9.43               0        2001
Rydex OTC Fund                                                                  10            9.79               0        2001
Salomon Brothers Variable Capital Fund                                          10            9.67             662        2001
Van Kampen Growth & Income Portfolio, Class II                                  10            9.63             613        2001




Basic Policy with Enhanced Death Benefit Rider

                                                                                                      Number of
                                                                   Accumulation     Accumulation        Units
                                                                    Unit Value       Unit Value    Outstanding at
Fund                                                                Beginning          Ending        End of Year      Year

AIM Dent Demographic Trends Fund                                               10             9.76           2,435        2001
Fidelity Equity-Income Portfolio - Service Class 2                             10             9.62           3,052        2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                     10            10.14           3,664        2001
Fidelity Overseas Portfolio - Service Class 2                                  10             9.34             175        2001
Janus Global Value Portfolio: Service Shares                                   10            10.68             186        2001
Janus Worldwide Growth Portfolio: Service Shares                               10             9.62           9,171        2001
Lazard Emerging Markets Portfolio                                              10             9.91             180        2001
LSA Aggressive Growth Fund                                                     10             9.40           1,565        2001
LSA Balanced Fund                                                              10             9.63           3,147        2001
LSA Basic Value Fund                                                           10             9.59          25,537        2001
LSA Blue Chip Fund                                                             10             9.75           3,993        2001
LSA Capital Appreciation Fund                                                  10            10.02           5,545        2001
LSA Disciplined Equity Fund                                                    10             9.58           5,588        2001
LSA Diversified Mid Cap Fund                                                   10             9.99          12,114        2001
LSA Emerging Growth Equity Fund                                                10            10.05             636        2001
LSA Focused Equity Fund                                                        10             9.96           2,314        2001
LSA Growth Equity Fund                                                         10             9.68               0        2001
LSA Mid Cap Value Fund                                                         10            10.65           2,268        2001
LSA Value Equity Fund                                                          10             9.61           1,629        2001
MFS New Discovery Series - Service Class                                       10            10.34          17,153        2001
MFS Utilities Series - Service Class                                           10             8.95          17,622        2001
UIF High Yield Portfolio                                                       10             9.48           1,847        2001
OCC Science and Technology Portfolio                                           10             9.58           1,470        2001
OCC Small Cap Portfolio                                                        10            10.08           1,185        2001
Oppenheimer International Growth-Service Class                                 10             9.10           1,052        2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                        10            10.29           3,041        2001
PIMCO  Foreign Bond Portfolio                                                  10            10.11           2,641        2001
PIMCO  Money Market Portfolio                                                  10            10.03           7,931        2001
PIMCO  Total Return Bond Portfolio                                             10            10.14           6,987        2001
Putnam High Yield Fund - Class IB                                              10             9.88           4,837        2001
Putnam International Growth and Income Fund - Class IB                         10             9.44           1,603        2001
Rydex OTC Fund                                                                 10             9.79           1,826        2001
Salomon Brothers Variable Capital Fund                                         10             9.67             851        2001
Van Kampen Growth & Income Portfolio, Class II                                 10             9.63           7,538        2001




Basic Policy with Enhanced Death Benefit Rider and Enhanced Earnings Death Benefit Rider (0-55)

                                                                                                   Number of Units
                                                                   Accumulation    Accumulation    Outstanding at
                                                                    Unit Value      Unit Value       End of Year
Fund                                                                Beginning         Ending                          Year

AIM Dent Demographic Trends Fund                                               10            9.76                 0      2001
Fidelity Equity-Income Portfolio - Service Class 2                             10            9.62                 0      2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                     10           10.13                 0      2001
Fidelity Overseas Portfolio - Service Class 2                                  10            9.34                 0      2001
Janus Global Value Portfolio: Service Shares                                   10           10.67                 0      2001
Janus Worldwide Growth Portfolio: Service Shares                               10            6.92                 0      2001
Lazard Emerging Markets Portfolio                                              10            9.91                 5      2001
LSA Aggressive Growth Fund                                                     10            9.40                 0      2001
LSA Balanced Fund                                                              10            9.62                 0      2001
LSA Basic Value Fund                                                           10            9.59                 0      2001
LSA Blue Chip Fund                                                             10            9.74                 0      2001
LSA Capital Appreciation Fund                                                  10           10.02                 0      2001
LSA Disciplined Equity Fund                                                    10            9.58                 0      2001
LSA Diversified Mid Cap Fund                                                   10            9.98                16      2001
LSA Emerging Growth Equity Fund                                                10           10.05                 0      2001
LSA Focused Equity Fund                                                        10            9.95                 0      2001
LSA Growth Equity Fund                                                         10            9.67                19      2001
LSA Mid Cap Value Fund                                                         10           10.65                 0      2001
LSA Value Equity Fund                                                          10            9.61                28      2001
MFS New Discovery Series - Service Class                                       10           10.33                 0      2001
MFS Utilities Series - Service Class                                           10            8.94                 0      2001
UIF High Yield Portfolio                                                       10            9.48                 5      2001
OCC Science and Technology Portfolio                                           10            9.57                 0      2001
OCC Small Cap Portfolio                                                        10           10.08                 0      2001
Oppenheimer International Growth-Service Class                                 10            9.09                21      2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                        10           10.29                 9      2001
PIMCO  Foreign Bond Portfolio                                                  10           10.11                14      2001
PIMCO  Money Market Portfolio                                                  10           10.03                12      2001
PIMCO  Total Return Bond Portfolio                                             10           10.13                31      2001
Putnam High Yield Fund - Class IB                                              10            9.87                 0      2001
Putnam International Growth and Income Fund - Class IB                         10            9.43                 0      2001
Rydex OTC Fund                                                                 10            9.79                 0      2001
Salomon Brothers Variable Capital Fund                                         10            9.67                 0      2001
Van Kampen Growth & Income Portfolio, Class II                                 10            9.62                 0      2001




Basic Policy with Enhanced Death Benefit Rider and Enhanced Earnings Death Benefit Rider (56-65)

                                                                                                       Number of
                                                                    Accumulation     Accumulation        Units
                                                                    Unit Value(1)     Unit Value    Outstanding at
Fund                                                                  Beginning         Ending        End of Year      Year

AIM Dent Demographic Trends Fund                                                10             9.76               0       2001
Fidelity Equity-Income Portfolio - Service Class 2                              10             9.62               0       2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                      10            10.13               0       2001
Fidelity Overseas Portfolio - Service Class 2                                   10             9.34               0       2001
Janus Global Value Portfolio: Service Shares                                    10            10.67               0       2001
Janus Worldwide Growth Portfolio: Service Shares                                10             9.62               0       2001
Lazard Emerging Markets Portfolio                                               10             9.90               0       2001
LSA Aggressive Growth Fund                                                      10             9.39               0       2001
LSA Balanced Fund                                                               10             9.62               0       2001
LSA Basic Value Fund                                                            10             9.58               0       2001
LSA Blue Chip Fund                                                              10             9.74               0       2001
LSA Capital Appreciation Fund                                                   10            10.01               0       2001
LSA Disciplined Equity Fund                                                     10             9.57               0       2001
LSA Diversified Mid Cap Fund                                                    10             9.98               0       2001
LSA Emerging Growth Equity Fund                                                 10            10.04               0       2001
LSA Focused Equity Fund                                                         10             9.95               0       2001
LSA Growth Equity Fund                                                          10             9.67               0       2001
LSA Mid Cap Value Fund                                                          10            10.64               0       2001
LSA Value Equity Fund                                                           10             9.61               0       2001
MFS New Discovery Series - Service Class                                        10            10.33               0       2001
MFS Utilities Series - Service Class                                            10             8.94               0       2001
UIF High Yield Portfolio                                                        10             9.47               0       2001
OCC Science and Technology Portfolio                                            10             9.57               0       2001
OCC Small Cap Portfolio                                                         10            10.07               0       2001
Oppenheimer International Growth-Service Class                                  10             9.09               0       2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                         10            10.28               0       2001
PIMCO  Foreign Bond Portfolio                                                   10            10.10               0       2001
PIMCO  Money Market Portfolio                                                   10            10.02               0       2001
PIMCO  Total Return Bond Portfolio                                              10            10.13               0       2001
Putnam High Yield Fund - Class IB                                               10             9.87               0       2001
Putnam International Growth and Income Fund - Class IB                          10             9.43               0       2001
Rydex OTC Fund                                                                  10             9.78               0       2001
Salomon Brothers Variable Capital Fund                                          10             9.67               0       2001
Van Kampen Growth & Income Portfolio, Class II                                  10             9.62               0       2001




Basic Policy with Enhanced Death Benefit Rider and Enhanced Earnings Death Benefit Rider (66-75)

                                                                                                      Number of
                                                                   Accumulation     Accumulation        Units
                                                                    Unit Value       Unit Value    Outstanding at
Fund                                                                 Beginning         Ending        End of Year      Year

AIM Dent Demographic Trends Fund                                               10             9.75               0        2001
Fidelity Equity-Income Portfolio - Service Class 2                             10             9.61               0        2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                     10            10.12               0        2001
Fidelity Overseas Portfolio - Service Class 2                                  10             9.33               0        2001
Janus Global Value Portfolio: Service Shares                                   10            10.67               0        2001
Janus Worldwide Growth Portfolio: Service Shares                               10             9.61               0        2001
Lazard Emerging Markets Portfolio                                              10             9.90               0        2001
LSA Aggressive Growth Fund                                                     10             9.39               0        2001
LSA Balanced Fund                                                              10             9.62               0        2001
LSA Basic Value Fund                                                           10             9.58               0        2001
LSA Blue Chip Fund                                                             10             9.73               0        2001
LSA Capital Appreciation Fund                                                  10            10.01               0        2001
LSA Disciplined Equity Fund                                                    10             9.57               0        2001
LSA Diversified Mid Cap Fund                                                   10             9.97               0        2001
LSA Emerging Growth Equity Fund                                                10            10.04               0        2001
LSA Focused Equity Fund                                                        10             9.94               0        2001
LSA Growth Equity Fund                                                         10             9.66               0        2001
LSA Mid Cap Value Fund                                                         10            10.64               0        2001
LSA Value Equity Fund                                                          10             9.60               0        2001
MFS New Discovery Series - Service Class                                       10            10.33               0        2001
MFS Utilities Series - Service Class                                           10             8.94               0        2001
UIF High Yield Portfolio                                                       10             9.47               0        2001
OCC Science and Technology Portfolio                                           10             9.56               0        2001
OCC Small Cap Portfolio                                                        10            10.07               0        2001
Oppenheimer International Growth-Service Class                                 10             9.09               0        2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                        10            10.28               0        2001
PIMCO  Foreign Bond Portfolio                                                  10            10.10               0        2001
PIMCO  Money Market Portfolio                                                  10            10.02               0        2001
PIMCO  Total Return Bond Portfolio                                             10            10.12               0        2001
Putnam High Yield Fund - Class IB                                              10             9.87               0        2001
Putnam International Growth and Income Fund - Class IB                         10             9.42               0        2001
Rydex OTC Fund                                                                 10             9.78               0        2001
Salomon Brothers Variable Capital Fund                                         10             9.66               0        2001
Van Kampen Growth & Income Portfolio, Class II                                 10             9.62               0        2001




Basic Policy with Income Benefit Rider

                                                                                                Number of Units
                                                                 Accumulation    Accumulation    Outstanding at
                                                                  Unit Value      Unit Value      End of Year
Fund                                                              Beginning         Ending                           Year

AIM Dent Demographic Trends Fund                                            10             9.77                0         2001
Fidelity Equity-Income Portfolio - Service Class 2                          10             9.63              193         2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                  10            10.14           14,650         2001
Fidelity Overseas Portfolio - Service Class 2                               10             9.35                0         2001
Janus Global Value Portfolio: Service Shares                                10            10.68              159         2001
Janus Worldwide Growth Portfolio: Service Shares                            10             9.63           21,811         2001
Lazard Emerging Markets Portfolio                                           10             9.91                0         2001
LSA Aggressive Growth Fund                                                  10             9.40           17,786         2001
LSA Balanced Fund                                                           10             9.63              380         2001
LSA Basic Value Fund                                                        10             9.59              517         2001
LSA Blue Chip Fund                                                          10             9.75           13,467         2001
LSA Capital Appreciation Fund                                               10            10.02              331         2001
LSA Disciplined Equity Fund                                                 10             9.59              127         2001
LSA Diversified Mid Cap Fund                                                10             9.99              363         2001
LSA Emerging Growth Equity Fund                                             10            10.06                0         2001
LSA Focused Equity Fund                                                     10             9.96                0         2001
LSA Growth Equity Fund                                                      10             9.68           15,949         2001
LSA Mid Cap Value Fund                                                      10            10.66              376         2001
LSA Value Equity Fund                                                       10             9.62              127         2001
MFS New Discovery Series - Service Class                                    10            10.34                0         2001
MFS Utilities Series - Service Class                                        10             8.95           16,875         2001
UIF High Yield Portfolio                                                    10             9.48                0         2001
OCC Science and Technology Portfolio                                        10             9.58                0         2001
OCC Small Cap Portfolio                                                     10            10.09              269         2001
Oppenheimer International Growth-Service Class                              10             9.10                0         2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                     10            10.30            2,751         2001
PIMCO  Foreign Bond Portfolio                                               10            10.12                0         2001
PIMCO  Money Market Portfolio                                               10            10.04              324         2001
PIMCO  Total Return Bond Portfolio                                          10            10.14           14,712         2001
Putnam High Yield Fund - Class IB                                           10             9.89              526         2001
Putnam International Growth and Income Fund - Class IB                      10             9.44              278         2001
Rydex OTC Fund                                                              10             9.80            5,301         2001
Salomon Brothers Variable Capital Fund                                      10             9.68                0         2001
Van Kampen Growth & Income Portfolio, Class II                              10             9.63            1,313         2001




Basic Policy with Income Benefit Rider and Enhanced Earnings Death Benefit Rider (0-55)

                                                                                                  Number of Units
                                                                  Accumulation     Accumulation    Outstanding at
                                                                   Unit Value       Unit Value      End of Year
Fund                                                                Beginning         Ending                          Year

AIM Dent Demographic Trends Fund                                              10             9.76                0        2001
Fidelity Equity-Income Portfolio - Service Class 2                            10             9.62                0        2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                    10            10.13                0        2001
Fidelity Overseas Portfolio - Service Class 2                                 10             9.34                0        2001
Janus Global Value Portfolio: Service Shares                                  10            10.66                0        2001
Janus Worldwide Growth Portfolio: Service Shares                              10             9.62                0        2001
Lazard Emerging Markets Portfolio                                             10             9.91                0        2001
LSA Aggressive Growth Fund                                                    10             9.39                0        2001
LSA Balanced Fund                                                             10             9.62                0        2001
LSA Basic Value Fund                                                          10             9.59                0        2001
LSA Blue Chip Fund                                                            10             9.74                0        2001
LSA Capital Appreciation Fund                                                 10            10.02                0        2001
LSA Disciplined Equity Fund                                                   10             9.58                0        2001
LSA Diversified Mid Cap Fund                                                  10             9.98                0        2001
LSA Emerging Growth Equity Fund                                               10            10.05                0        2001
LSA Focused Equity Fund                                                       10             9.95                0        2001
LSA Growth Equity Fund                                                        10             9.67                0        2001
LSA Mid Cap Value Fund                                                        10            10.65                0        2001
LSA Value Equity Fund                                                         10             9.61                0        2001
MFS New Discovery Series - Service Class                                      10            10.34                0        2001
MFS Utilities Series - Service Class                                          10             8.95                0        2001
UIF High Yield Portfolio                                                      10             9.48                0        2001
OCC Science and Technology Portfolio                                          10             9.57                0        2001
OCC Small Cap Portfolio                                                       10            10.08                0        2001
Oppenheimer International Growth-Service Class                                10             9.09                0        2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                       10            10.29                0        2001
PIMCO  Foreign Bond Portfolio                                                 10            10.11                0        2001
PIMCO  Money Market Portfolio                                                 10            10.03                0        2001
PIMCO  Total Return Bond Portfolio                                            10            10.13                0        2001
Putnam High Yield Fund - Class IB                                             10             9.87                0        2001
Putnam International Growth and Income Fund - Class IB                        10             9.43                0        2001
Rydex OTC Fund                                                                10             9.79                0        2001
Salomon Brothers Variable Capital Fund                                        10             9.67                0        2001
Van Kampen Growth & Income Portfolio, Class II                                10             9.63                0        2001





Basic Policy with Income Benefit Rider and Enhanced Earnings Death Benefit Rider (56-65)

                                                                                                  Number of Units
                                                                  Accumulation     Accumulation    Outstanding at
                                                                   Unit Value       Unit Value      End of Year
Fund                                                                Beginning         Ending                          Year

AIM Dent Demographic Trends Fund                                              10             9.76               74       2001
Fidelity Equity-Income Portfolio - Service Class 2                            10             9.62            1,254       2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                    10            10.13                0       2001
Fidelity Overseas Portfolio - Service Class 2                                 10             9.34                0       2001
Janus Global Value Portfolio: Service Shares                                  10            10.67                0       2001
Janus Worldwide Growth Portfolio: Service Shares                              10             9.62                0       2001
Lazard Emerging Markets Portfolio                                             10             9.90                0       2001
LSA Aggressive Growth Fund                                                    10             9.39                0       2001
LSA Balanced Fund                                                             10             9.62                0       2001
LSA Basic Value Fund                                                          10             9.58               76       2001
LSA Blue Chip Fund                                                            10             9.74                0       2001
LSA Capital Appreciation Fund                                                 10            10.01              555       2001
LSA Disciplined Equity Fund                                                   10             9.58                0       2001
LSA Diversified Mid Cap Fund                                                  10             9.98                0       2001
LSA Emerging Growth Equity Fund                                               10            10.05                0       2001
LSA Focused Equity Fund                                                       10             9.95                0       2001
LSA Growth Equity Fund                                                        10             9.67                0       2001
LSA Mid Cap Value Fund                                                        10            10.64              500       2001
LSA Value Equity Fund                                                         10             9.61                0       2001
MFS New Discovery Series - Service Class                                      10            10.33                0       2001
MFS Utilities Series - Service Class                                          10             8.94                0       2001
UIF High Yield Portfolio                                                      10             9.48                0       2001
OCC Science and Technology Portfolio                                          10             9.57               76       2001
OCC Small Cap Portfolio                                                       10            10.08                0       2001
Oppenheimer International Growth-Service Class                                10             9.09                0       2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                       10            10.29              256       2001
PIMCO  Foreign Bond Portfolio                                                 10            10.11                0       2001
PIMCO  Money Market Portfolio                                                 10            10.03            2,093       2001
PIMCO  Total Return Bond Portfolio                                            10            10.13                0       2001
Putnam High Yield Fund - Class IB                                             10             9.87                0       2001
Putnam International Growth and Income Fund - Class IB                        10             9.43                0       2001
Rydex OTC Fund                                                                10             9.79                0       2001
Salomon Brothers Variable Capital Fund                                        10             9.67               76       2001
Van Kampen Growth & Income Portfolio, Class II                                10             9.62               76       2001




Basic Policy with Income Benefit Rider and Enhanced Earnings Death Benefit Rider (66-75)

                                                                                                    Number of
                                                                  Accumulation    Accumulation        Units
                                                                   Unit Value      Unit Value    Outstanding at
Fund                                                                Beginning        Ending        End of Year       Year

AIM Dent Demographic Trends Fund                                              10            9.75               0         2001
Fidelity Equity-Income Portfolio - Service Class 2                            10            9.61               0         2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                    10           10.13               0         2001
Fidelity Overseas Portfolio - Service Class 2                                 10            9.33               0         2001
Janus Global Value Portfolio: Service Shares                                  10           10.67               0         2001
Janus Worldwide Growth Portfolio: Service Shares                              10            9.61               0         2001
Lazard Emerging Markets Portfolio                                             10            9.90               0         2001
LSA Aggressive Growth Fund                                                    10            9.39               0         2001
LSA Balanced Fund                                                             10            9.62               0         2001
LSA Basic Value Fund                                                          10            9.58               0         2001
LSA Blue Chip Fund                                                            10            9.74               0         2001
LSA Capital Appreciation Fund                                                 10           10.01               0         2001
LSA Disciplined Equity Fund                                                   10            9.57               0         2001
LSA Diversified Mid Cap Fund                                                  10            9.97               0         2001
LSA Emerging Growth Equity Fund                                               10           10.04               0         2001
LSA Focused Equity Fund                                                       10            9.95               0         2001
LSA Growth Equity Fund                                                        10            9.66               0         2001
LSA Mid Cap Value Fund                                                        10           10.64               0         2001
LSA Value Equity Fund                                                         10            9.60               0         2001
MFS New Discovery Series - Service Class                                      10           10.33               0         2001
MFS Utilities Series - Service Class                                          10            8.94               0         2001
UIF High Yield Portfolio                                                      10            9.47               0         2001
OCC Science and Technology Portfolio                                          10            9.57               0         2001
OCC Small Cap Portfolio                                                       10           10.07               0         2001
Oppenheimer International Growth-Service Class                                10            9.09               0         2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                       10           10.28               0         2001
PIMCO  Foreign Bond Portfolio                                                 10           10.10               0         2001
PIMCO  Money Market Portfolio                                                 10           10.02               0         2001
PIMCO  Total Return Bond Portfolio                                            10           10.13               0         2001
Putnam High Yield Fund - Class IB                                             10            9.87               0         2001
Putnam International Growth and Income Fund - Class IB                        10            9.42               0         2001
Rydex OTC Fund                                                                10            9.78               0         2001
Salomon Brothers Variable Capital Fund                                        10            9.66               0         2001
Van Kampen Growth & Income Portfolio, Class II                                10            9.62               0         2001



Basic Policy with Enhanced Death Benefit Rider and Income Benefit Rider

                                                                                                    Number of
                                                                  Accumulation    Accumulation        Units
                                                                   Unit Value      Unit Value    Outstanding at
Fund                                                                Beginning        Ending        End of Year       Year

AIM Dent Demographic Trends Fund                                              10            9.76             668         2001
Fidelity Equity-Income Portfolio - Service Class 2                            10            9.62           1,678         2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                    10           10.13           3,090         2001
Fidelity Overseas Portfolio - Service Class 2                                 10            9.34               0         2001
Janus Global Value Portfolio: Service Shares                                  10           10.67               0         2001
Janus Worldwide Growth Portfolio: Service Shares                              10            9.62              53         2001
Lazard Emerging Markets Portfolio                                             10            9.90               0         2001
LSA Aggressive Growth Fund                                                    10            9.40               0         2001
LSA Balanced Fund                                                             10            9.62           3,381         2001
LSA Basic Value Fund                                                          10            9.58             128         2001
LSA Blue Chip Fund                                                            10            9.74              26         2001
LSA Capital Appreciation Fund                                                 10           10.01               0         2001
LSA Disciplined Equity Fund                                                   10            9.58           3,238         2001
LSA Diversified Mid Cap Fund                                                  10            9.98              17         2001
LSA Emerging Growth Equity Fund                                               10           10.05               0         2001
LSA Focused Equity Fund                                                       10            9.95              21         2001
LSA Growth Equity Fund                                                        10            9.67             551         2001
LSA Mid Cap Value Fund                                                        10           10.64             925         2001
LSA Value Equity Fund                                                         10            9.61               0         2001
MFS New Discovery Series - Service Class                                      10           10.33              29         2001
MFS Utilities Series - Service Class                                          10            8.94             581         2001
UIF High Yield Portfolio                                                      10            9.48           1,255         2001
OCC Science and Technology Portfolio                                          10            9.57              22         2001
OCC Small Cap Portfolio                                                       10           10.08           1,335         2001
Oppenheimer International Growth-Service Class                                10            9.09              28         2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                       10           10.29              25         2001
PIMCO  Foreign Bond Portfolio                                                 10           10.11              21         2001
PIMCO  Money Market Portfolio                                                 10           10.03           1,606         2001
PIMCO  Total Return Bond Portfolio                                            10           10.13           2,902         2001
Putnam High Yield Fund - Class IB                                             10            9.87           1,735         2001
Putnam International Growth and Income Fund - Class IB                        10            9.43               0         2001
Rydex OTC Fund                                                                10            9.79               0         2001
Salomon Brothers Variable Capital Fund                                        10            9.67              70         2001
Van Kampen Growth & Income Portfolio, Class II                                10            9.62           2,468         2001




Basic Policy with Enhanced Death Benefit Rider, Income Benefit Rider, and Enhanced Earnings Death Benefit Rider (0-55)

                                                                                                    Number of
                                                                   Accumulation    Accumulation       Units
                                                                    Unit Value      Unit Value   Outstanding at
Fund                                                                Beginning         Ending       End of Year       Year

AIM Dent Demographic Trends Fund                                               10           9.75              65         2001
Fidelity Equity-Income Portfolio - Service Class 2                             10           9.61              13         2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                     10          10.12             156         2001
Fidelity Overseas Portfolio - Service Class 2                                  10           9.33               0         2001
Janus Global Value Portfolio: Service Shares                                   10          10.67               0         2001
Janus Worldwide Growth Portfolio: Service Shares                               10           9.61               0         2001
Lazard Emerging Markets Portfolio                                              10           9.90               0         2001
LSA Aggressive Growth Fund                                                     10           9.39               0         2001
LSA Balanced Fund                                                              10           9.62             107         2001
LSA Basic Value Fund                                                           10           9.58               0         2001
LSA Blue Chip Fund                                                             10           9.73             118         2001
LSA Capital Appreciation Fund                                                  10          10.01               0         2001
LSA Disciplined Equity Fund                                                    10           9.57             194         2001
LSA Diversified Mid Cap Fund                                                   10           9.97              96         2001
LSA Emerging Growth Equity Fund                                                10          10.04               0         2001
LSA Focused Equity Fund                                                        10           9.94               0         2001
LSA Growth Equity Fund                                                         10           9.66               0         2001
LSA Mid Cap Value Fund                                                         10          10.64               0         2001
LSA Value Equity Fund                                                          10           9.60              22         2001
MFS New Discovery Series - Service Class                                       10          10.33               0         2001
MFS Utilities Series - Service Class                                           10           8.94             162         2001
UIF High Yield Portfolio                                                       10           9.47               0         2001
OCC Science and Technology Portfolio                                           10           9.56               0         2001
OCC Small Cap Portfolio                                                        10          10.07               0         2001
Oppenheimer International Growth-Service Class                                 10           9.09               0         2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                        10          10.28              83         2001
PIMCO  Foreign Bond Portfolio                                                  10          10.10               0         2001
PIMCO  Money Market Portfolio                                                  10          10.02              80         2001
PIMCO  Total Return Bond Portfolio                                             10          10.12              17         2001
Putnam High Yield Fund - Class IB                                              10           9.87              85         2001
Putnam International Growth and Income Fund - Class IB                         10           9.42               0         2001
Rydex OTC Fund                                                                 10           9.78               7         2001
Salomon Brothers Variable Capital Fund                                         10           9.66               0         2001
Van Kampen Growth & Income Portfolio, Class II                                 10           9.62               0         2001




Basic Policy with Enhanced Death Benefit Rider, Income Benefit Rider and Enhanced Earnings Death Benefit Rider (56-65)

                                                                                                   Number of Units
                                                                   Accumulation     Accumulation    Outstanding at
                                                                    Unit Value       Unit Value      End of Year
Fund                                                                Beginning          Ending                          Year

AIM Dent Demographic Trends Fund                                               10             9.75                0       2001
Fidelity Equity-Income Portfolio - Service Class 2                             10             9.61                0       2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                     10            10.12                0       2001
Fidelity Overseas Portfolio - Service Class 2                                  10             9.33                0       2001
Janus Global Value Portfolio: Service Shares                                   10            10.66                0       2001
Janus Worldwide Growth Portfolio: Service Shares                               10             9.61               00       2001
Lazard Emerging Markets Portfolio                                              10             9.89                0       2001
LSA Aggressive Growth Fund                                                     10             9.38                0       2001
LSA Balanced Fund                                                              10             9.61                0       2001
LSA Basic Value Fund                                                           10             9.58            2,677       2001
LSA Blue Chip Fund                                                             10             9.73                0       2001
LSA Capital Appreciation Fund                                                  10            10.00                0       2001
LSA Disciplined Equity Fund                                                    10             9.57            2,680       2001
LSA Diversified Mid Cap Fund                                                   10             9.97                0       2001
LSA Emerging Growth Equity Fund                                                10            10.04                0       2001
LSA Focused Equity Fund                                                        10             9.94                0       2001
LSA Growth Equity Fund                                                         10             9.66                0       2001
LSA Mid Cap Value Fund                                                         10            10.63                0       2001
LSA Value Equity Fund                                                          10             9.60            2,699       2001
MFS New Discovery Series - Service Class                                       10            10.32                0       2001
MFS Utilities Series - Service Class                                           10             8.93                0       2001
UIF High Yield Portfolio                                                       10             9.47                0       2001
OCC Science and Technology Portfolio                                           10             9.56                0       2001
OCC Small Cap Portfolio                                                        10            10.07                0       2001
Oppenheimer International Growth-Service Class                                 10             9.08                0       2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                        10            10.28                0       2001
PIMCO  Foreign Bond Portfolio                                                  10            10.10                0       2001
PIMCO  Money Market Portfolio                                                  10            10.02              393       2001
PIMCO  Total Return Bond Portfolio                                             10            10.12                0       2001
Putnam High Yield Fund - Class IB                                              10             9.86                0       2001
Putnam International Growth and Income Fund - Class IB                         10             9.42                0       2001
Rydex OTC Fund                                                                 10             9.78                0       2001
Salomon Brothers Variable Capital Fund                                         10             9.66                0       2001
Van Kampen Growth & Income Portfolio, Class II                                 10             9.61                0       2001




Basic Policy with Enhanced Death Benefit Rider, Income Benefit Rider and Enhanced Earnings Death Benefit Rider (66-75)

                                                                                                   Number of
                                                                Accumulation     Accumulation        Units
                                                                 Unit Value       Unit Value    Outstanding at
Fund                                                              Beginning         Ending        End of Year      Year

AIM Dent Demographic Trends Fund                                            10             9.74               0        2001
Fidelity Equity-Income Portfolio - Service Class 2                          10             9.60               0        2001
Fidelity Investment Grade Bond Portfolio - Service Class 2                  10            10.12               0        2001
Fidelity Overseas Portfolio - Service Class 2                               10             9.32               0        2001
Janus Global Value Portfolio: Service Shares                                10            10.66               0        2001
Janus Worldwide Growth Portfolio: Service Shares                            10             9.60               0        2001
Lazard Emerging Markets Portfolio                                           10             9.89               0        2001
LSA Aggressive Growth Fund                                                  10             9.38               0        2001
LSA Balanced Fund                                                           10             9.61               0        2001
LSA Basic Value Fund                                                        10             9.57               0        2001
LSA Blue Chip Fund                                                          10             9.73               0        2001
LSA Capital Appreciation Fund                                               10            10.00               0        2001
LSA Disciplined Equity Fund                                                 10             9.56               0        2001
LSA Diversified Mid Cap Fund                                                10             9.96               0        2001
LSA Emerging Growth Equity Fund                                             10            10.03               0        2001
LSA Focused Equity Fund                                                     10             9.94               0        2001
LSA Growth Equity Fund                                                      10             9.66               0        2001
LSA Mid Cap Value Fund                                                      10            10.63               0        2001
LSA Value Equity Fund                                                       10             9.59               0        2001
MFS New Discovery Series - Service Class                                    10            10.32               0        2001
MFS Utilities Series - Service Class                                        10             8.93               0        2001
UIF High Yield Portfolio                                                    10             9.46               0        2001
OCC Science and Technology Portfolio                                        10             9.56               0        2001
OCC Small Cap Portfolio                                                     10            10.06               0        2001
Oppenheimer International Growth-Service Class                              10             9.08               0        2001
Oppenheimer Main Street Small Cap Fund/V -Service Class                     10            10.27               0        2001
PIMCO  Foreign Bond Portfolio                                               10            10.09               0        2001
PIMCO  Money Market Portfolio                                               10            10.01               0        2001
PIMCO  Total Return Bond Portfolio                                          10            10.12               0        2001
Putnam High Yield Fund - Class IB                                           10             9.86               0        2001
Putnam International Growth and Income Fund - Class IB                      10             9.42               0        2001
Rydex OTC Fund                                                              10             9.77               0        2001
Salomon Brothers Variable Capital Fund                                      10             9.65               0        2001
Van Kampen Growth & Income Portfolio, Class II                              10             9.61               0        2001

                                   APPENDIX B

                             MARKET VALUE ADJUSTMENT

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a Note with a maturity of the original Guarantee Period is not available, we will use a weighted average.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X [I-(J + .0025)] X N


To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30-day period after such Guarantee Period expires.


EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:   $10,000 allocated to a Guarantee Period
Guarantee Period:   5 years
Guaranteed Interest Rate:      4.50%
Full Withdrawal:    End of Contract Year 3
I (5-Year Treasury Rate):    4.50%

NOTE: These examples assume that premium taxes are not applicable and that previous withdrawals have not been taken.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)


          Step 1: Calculate Contract Value at End of Contract Year 3:
              = $10,000.00 X (1.045)3 = $11,411.66


                 Step 2: Calculate the Free Withdrawal Amount:
                        = .15 X ($10,000.00) = $1,500.00 (greater than
                                $1,411.66 earnings in the Contract)

                    Step 3: Calculate the Withdrawal Charge:

         Under the Contract, earnings are deemed to be withdrawn before Purchase Payments. Accordingly, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $88.34 ($1,500.00 - $1,411.66) Therefore, the Withdrawal Charge would be

                       = .07 X ($10,000 - $88.34) = $693.82


                 Step 4: Calculate the Market Value Adjustment:

                      I   =   4.50%
                      J   =   4.20% (5-Year Treasury Rate at time of withdrawal)

                              730 DAYS
                      N   =   --------   =   2
                              365 DAYS

                MARKET VALUE ADJUSTMENT FACTOR: .9 X [I - (J + .0025)] X N
                        = .9 X [.045 - (.042 + .0025)] X 2 = .0009

           MARKET VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X AMOUNT SUBJECT TO MARKET VALUE ADJUSTMENT:
                     = .0009 X $11,411.66  = $10.27

         Step 5: Calculate the amount received by Contract Owner as a result of full withdrawal at the end of Contract Year 3:

                   = $11,411.66 - $693.82 + $10.27 = $10,728.11


                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)


          Step 1: Calculate Contract Value at End of Contract Year 3:
              = $10,000.00 X (1.045)3 = $11,411.66


                 Step 2: Calculate the Free Withdrawal Amount:
                        = .15 X ($10,000.00) = $1,500.00
                           (greater than $1,411.66 in earnings)

                    Step 3: Calculate the Withdrawal Charge:

         As above, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $88.34 ($1,500 - $1,411.66). Therefore, the Withdrawal Charge would be
                    = .07 X ($10,000.00 - $88.34) = $693.82


                 Step 4: Calculate the Market Value Adjustment:


                      J   =   4.80% (5-Year Treasury Rate at time of withdrawal)

                      N   =   730 DAYS   =   2
                              --------
                              365 DAYS

                MARKET VALUE ADJUSTMENT FACTOR: .9 X [I - (J + .0025)] X N
                      = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099

                MARKET VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X AMOUNT SUBJECT TO MARKET VALUE ADJUSTMENT:
                    = -.0099 X $11,411.66 = -$112.98

                Step 5: Calculate the amount received by Contract Owner as a result of full withdrawal at the end of Contract Year 3:

                   = $11,411.66 - $693.82 - $112.98 = $10,604.86

                                   APPENDIX C

              CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT

EXAMPLE 1. In this example, assume that the oldest Contract Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Lincoln Benefit receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess-of-Earnings Withdrawals = $0
Purchase payments in the 12 months after the Rider Date and prior to Death = $0 In-Force Premium = $100,000 ($100,000 + $0 - $0) In-Force Earnings = $25,000
($125,000 - $100,000) Enhanced Earnings Death Benefit = 50% x $25,000 = $12,500.

Since 50% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Lincoln Benefit receives Due Proof of Death will be assumed to be $114,000.


Excess-of-Earnings Withdrawals = $5,000 ($10,000 - $5,000)

Purchase payments in the 12 months after the Rider Date and prior to Death = $0 In-Force Premium = $95,000 ($100,000 + $0 - $5,000) In-Force Earnings = $19,000
($114,000 - $95,000) Enhanced Earnings Death Benefit = 50% x $19,000 = $9,500.


Since 50% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months after the Rider Date and prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.



EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 65 on the Rider Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Lincoln Benefit receives Due Proof of Death.


Excess-of-Earnings Withdrawals = $30,000 ($50,000 - $20,000) Purchase payments in the 12 months after the Rider Date and prior to Death = $0 In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000) In-Force Earnings = $20,000 ($140,000 -
$120,000) Enhanced Earnings Death Benefit = 40% of $20,000 = $8,000.


In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 40% of In-Force Earnings is less than 80% of the In-Force Premium (excluding purchase payments in the 12 months after the Rider Date and prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.




STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------



Description

-----------------------------------------------------------------------------
     Additions, Deletions or Substitutions of Investments
     The Contract
         Purchases of Contracts
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Performance Information
         Standardized Total Returns
         Non-standardized Total Returns
         Adjusted Historical Total Returns
         Calculation of Accumulation Unit Values
         Calculation of Variable Income Payments
         Calculation of Annuity Unit Values
     General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets
         Premium Taxes
         Tax Reserves
     Experts
     Financial Statements


                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.



                                        THE LBL ADVANTAGE VARIABLE ANNUITY


Lincoln Benefit Life Company
Variable Annuity Separate Account
PO Box 80469
Lincoln, NE  68501-0469
1 (800) 525-9287

                                             Statement of Additional Information
                                             Dated May 1, 2002



This Statement of Additional Information supplements the information in the prospectus for the Lincoln Benefit Life Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2002, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Contracts.


                                                 TABLE OF CONTENTS

Description
Page

Additions, Deletions or Substitutions of Investments......................................................S-1
The Contract..............................................................................................S-1
         Purchases of Contracts...........................................................................S-2
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers).....................................S-2
Performance Information...................................................................................S-2
         Standardized Total Returns.......................................................................S-2
         Non-standardized Total Returns...................................................................S-15
         Adjusted historical Total Returns................................................................S-27
         Calculation of Accumulation Unit Values..........................................................S-39
         Calculation of Variable Income Payments..........................................................S-40
         Calculation of Annuity Unit Values...............................................................S-40
General Matters...........................................................................................S-40
         Incontestability.................................................................................S-40
         Settlements......................................................................................S-40
         Safekeeping of the Variable Account's Assets.....................................................S-40
         Premium Taxes....................................................................................S-40
         Tax Reserves.....................................................................................S-41
Experts...................................................................................................S-43
Financial Statements......................................................................................S-43

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Subaccount to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different Fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Subaccount until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Subaccounts or series of Variable Subaccounts. Each additional Variable Subaccount would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Subaccounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Subaccounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Subaccounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Lincoln Benefit. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Subaccounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Subaccount's standardized total return represents the average annual total return of that Subaccount over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Subaccount's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

    T         =        average annual total return


   ERV     =        ending redeemable value of a hypothetical $1,000 payment
                          made at the beginning of 1, 5, or 10-year periods or shorter period


    n         =        number of years in the period

   1000    =        hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.


The standardized total returns for the Variable Subaccounts available under the Contract for the periods ended December 31, 2001 are set out below.

(Base Policy with no riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -9.05%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -10.46%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A        -5.33%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -13.27%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A         0.10%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -10.46%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A         9.75%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -12.73%
LSA Balanced                                                            10/18/99     -5.08%       N/A         3.03%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -10.78%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -9.23%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A        -6.49%
LSA Disciplined Equity                                                  10/18/99     -19.01%      N/A        -8.75%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -6.84%
LSA Emerging Growth Equity                                              10/18/99     -24.90%      N/A        -3.85%
LSA Focused Equity                                                      10/18/99     -22.52%      N/A        -7.25%
LSA Growth Equity                                                       10/18/99     -21.36%      N/A        -5.90%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A        -0.16%
LSA Value Equity                                                        10/18/99     -12.11%      N/A         5.24%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A        -3.29%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -17.22%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -70.52%
OCC Small Cap                                                           10/18/99      0.92%       N/A        22.35%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -15.74%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A        -3.86%
PIMCO Foreign Bond                                                      10/18/99      0.21%       N/A         4.78%
PIMCO Money Market                                                      10/18/99     -3.51%       N/A         0.92%
PIMCO Total Return Bond                                                 10/18/99      0.99%       N/A         5.20%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -7.92%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -12.35%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -49.23%
Salomon Brothers Variable Capital                                       10/18/99     -5.42%       N/A        12.38%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -10.40%
Van Kampen UIF High Yield                                               10/18/99     -11.70%      N/A        -9.50%

(Base Policy with Enhanced Earnings Death Benefit Rider)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -9.18%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -10.59%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A        -5.46%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -13.39%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A        -0.04%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -10.59%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A         9.67%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -12.85%
LSA Balanced                                                            10/18/99     -5.44%       N/A         2.65%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -10.91%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -9.36%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A        -6.62%
LSA Disciplined Equity                                                  10/18/99     -19.31%      N/A        -9.10%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -6.97%
LSA Emerging Growth Equity                                              10/18/99     -25.18%      N/A        -4.21%
LSA Focused Equity                                                      10/18/99     -22.82%      N/A        -7.60%
LSA Growth Equity                                                       10/18/99     -21.65%      N/A        -6.25%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A        -0.30%
LSA Value Equity                                                        10/18/99     -12.44%      N/A         4.85%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A        -3.43%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -17.34%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -70.64%
OCC Small Cap                                                           10/18/99      0.55%       N/A        21.90%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -15.86%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A        -3.99%
PIMCO Foreign Bond                                                      10/18/99     -0.16%       N/A         4.40%
PIMCO Money Market                                                      10/18/99     -3.87%       N/A         0.55%
PIMCO Total Return Bond                                                 10/18/99      0.62%       N/A         4.82%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -8.05%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -12.48%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -49.41%
Salomon Brothers Variable Capital                                       10/18/99     -5.77%       N/A        11.97%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -10.53%
Van Kampen UIF High Yield                                               10/18/99     -12.03%      N/A        -9.85%


(Base Policy with the Enhanced Death Benefit Rider)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -9.15%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -10.55%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A        -5.42%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -13.35%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A         0.00%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -10.55%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A         9.69%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -12.82%
LSA Balanced                                                            10/18/99     -5.34%       N/A         2.76%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -10.87%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -9.32%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A        -6.58%
LSA Disciplined Equity                                                  10/18/99     -19.23%      N/A        -9.00%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -6.94%
LSA Emerging Growth Equity                                              10/18/99     -25.10%      N/A        -4.11%
LSA Focused Equity                                                      10/18/99     -22.73%      N/A        -7.50%
LSA Growth Equity                                                       10/18/99     -21.57%      N/A        -6.15%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A        -0.26%
LSA Value Equity                                                        10/18/99     -12.35%      N/A         4.96%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A        -3.39%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -17.31%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -70.61%
OCC Small Cap                                                           10/18/99      0.65%       N/A        22.03%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -15.82%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A        -3.95%
PIMCO Foreign Bond                                                      10/18/99     -0.05%       N/A         4.51%
PIMCO Money Market                                                      10/18/99     -3.77%       N/A         0.66%
PIMCO Total Return Bond                                                 10/18/99      0.72%       N/A         4.93%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -8.01%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -12.44%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -49.36%
Salomon Brothers Variable Capital                                       10/18/99     -5.67%       N/A        12.09%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -10.49%
Van Kampen UIF High Yield                                               10/18/99     -11.94%      N/A        -9.75%

(Base Policy with the Enhanced Death Benefit and Enhanced Earnings Death Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -9.27%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -10.68%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A        -5.55%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -13.48%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A        -0.14%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -10.68%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A         9.61%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -12.94%
LSA Balanced                                                            10/18/99     -5.69%       N/A         2.38%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -11.00%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -9.45%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A        -6.72%
LSA Disciplined Equity                                                  10/18/99     -19.53%      N/A        -9.34%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -7.07%
LSA Emerging Growth Equity                                              10/18/99     -25.39%      N/A        -4.46%
LSA Focused Equity                                                      10/18/99     -23.02%      N/A        -7.85%
LSA Growth Equity                                                       10/18/99     -21.86%      N/A        -6.50%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A        -0.40%
LSA Value Equity                                                        10/18/99     -12.67%      N/A         4.58%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A        -3.53%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -17.42%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -70.72%
OCC Small Cap                                                           10/18/99      0.28%       N/A        21.59%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -15.94%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A        -4.09%
PIMCO Foreign Bond                                                      10/18/99     -0.42%       N/A         4.12%
PIMCO Money Market                                                      10/18/99     -4.12%       N/A         0.29%
PIMCO Total Return Bond                                                 10/18/99      0.35%       N/A         4.54%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -8.14%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -12.57%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -49.54%
Salomon Brothers Variable Capital                                       10/18/99     -6.02%       N/A        11.68%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -10.62%
Van Kampen UIF High Yield                                               10/18/99     -12.27%      N/A        -10.10%


(Base Policy with the Income Benefit Rider)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -9.13%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -10.53%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A        -5.40%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -13.34%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A         0.02%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -10.53%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A         9.70%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -12.80%
LSA Balanced                                                            10/18/99     -5.29%       N/A         2.81%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -10.86%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -9.31%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A        -6.57%
LSA Disciplined Equity                                                  10/18/99     -19.18%      N/A        -8.95%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -6.92%
LSA Emerging Growth Equity                                              10/18/99     -25.06%      N/A        -4.06%
LSA Focused Equity                                                      10/18/99     -22.69%      N/A        -7.45%
LSA Growth Equity                                                       10/18/99     -21.53%      N/A        -6.10%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A        -0.24%
LSA Value Equity                                                        10/18/99     -12.30%      N/A         5.02%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A        -3.37%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -17.29%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -70.59%
OCC Small Cap                                                           10/18/99      0.71%       N/A        22.09%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -15.81%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A        -3.94%
PIMCO Foreign Bond                                                      10/18/99      0.00%       N/A         4.56%
PIMCO Money Market                                                      10/18/99     -3.72%       N/A         0.71%
PIMCO Total Return Bond                                                 10/18/99      0.78%       N/A         4.98%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -7.99%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -12.42%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -49.33%
Salomon Brothers Variable Capital                                       10/18/99     -5.62%       N/A        12.14%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -10.47%
Van Kampen UIF High Yield                                               10/18/99     -11.89%      N/A        -9.70%

(Base Policy with the Income Benefit and Enhanced Earnings Death Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -9.26%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -10.66%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A        -5.54%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -13.46%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A        -0.12%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -10.66%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A         9.62%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -12.92%
LSA Balanced                                                            10/18/99     -5.64%       N/A         2.43%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -10.98%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -9.43%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A        -6.70%
LSA Disciplined Equity                                                  10/18/99     -19.49%      N/A        -9.29%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -7.05%
LSA Emerging Growth Equity                                              10/18/99     -25.35%      N/A        -4.41%
LSA Focused Equity                                                      10/18/99     -22.98%      N/A        -7.80%
LSA Growth Equity                                                       10/18/99     -21.82%      N/A        -6.45%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A        -0.38%
LSA Value Equity                                                        10/18/99     -12.63%      N/A         4.63%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A        -3.51%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -17.41%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -70.71%
OCC Small Cap                                                           10/18/99      0.33%       N/A        21.65%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -15.93%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A        -4.07%
PIMCO Foreign Bond                                                      10/18/99     -0.37%       N/A         4.18%
PIMCO Money Market                                                      10/18/99     -4.07%       N/A         0.34%
PIMCO Total Return Bond                                                 10/18/99      0.40%       N/A         4.60%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -8.12%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -12.55%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -49.52%
Salomon Brothers Variable Capital                                       10/18/99     -5.97%       N/A        11.74%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -10.60%
Van Kampen UIF High Yield                                               10/18/99     -12.22%      N/A        -10.05%

(Base Policy with the Enhanced Death Benefit and Income Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -9.22%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -10.62%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A        -5.50%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -13.42%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A        -0.08%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -10.62%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A         9.64%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -12.89%
LSA Balanced                                                            10/18/99     -5.54%       N/A         2.54%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -10.95%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -9.40%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A        -6.66%
LSA Disciplined Equity                                                  10/18/99     -19.40%      N/A        -9.19%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -7.01%
LSA Emerging Growth Equity                                              10/18/99     -25.27%      N/A        -4.31%
LSA Focused Equity                                                      10/18/99     -22.90%      N/A        -7.70%
LSA Growth Equity                                                       10/18/99     -21.74%      N/A        -6.35%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A        -0.34%
LSA Value Equity                                                        10/18/99     -12.53%      N/A         4.74%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A        -3.47%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -17.37%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -70.67%
OCC Small Cap                                                           10/18/99      0.44%       N/A        21.78%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -15.89%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A        -4.03%
PIMCO Foreign Bond                                                      10/18/99     -0.26%       N/A         4.29%
PIMCO Money Market                                                      10/18/99     -3.97%       N/A         0.44%
PIMCO Total Return Bond                                                 10/18/99      0.51%       N/A         4.71%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -8.09%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -12.51%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -49.46%
Salomon Brothers Variable Capital                                       10/18/99     -5.87%       N/A        11.85%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -10.56%
Van Kampen UIF High Yield                                               10/18/99     -12.13%      N/A        -9.95%


(Base Policy with the Income Benefit, Enhanced Death Benefit and Enhanced Earning Death Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -9.35%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -10.75%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A        -5.63%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -13.55%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A        -0.22%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -10.75%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A         9.56%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -13.01%
LSA Balanced                                                            10/18/99     -5.89%       N/A         2.16%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -11.07%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -9.53%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A        -6.79%
LSA Disciplined Equity                                                  10/18/99     -19.71%      N/A        -9.53%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -7.14%
LSA Emerging Growth Equity                                              10/18/99     -25.55%      N/A        -4.67%
LSA Focused Equity                                                      10/18/99     -23.19%      N/A        -8.04%
LSA Growth Equity                                                       10/18/99     -22.03%      N/A        -6.70%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A        -0.48%
LSA Value Equity                                                        10/18/99     -12.86%      N/A         4.36%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A        -3.60%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -17.49%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -70.79%
OCC Small Cap                                                           10/18/99      0.07%       N/A        21.34%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -16.01%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A        -4.17%
PIMCO Foreign Bond                                                      10/18/99     -0.63%       N/A         3.90%
PIMCO Money Market                                                      10/18/99     -4.33%       N/A         0.07%
PIMCO Total Return Bond                                                 10/18/99      0.14%       N/A         4.32%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -8.22%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -12.64%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -49.65%
Salomon Brothers Variable Capital                                       10/18/99     -6.22%       N/A        11.44%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -10.69%
Van Kampen UIF High Yield                                               10/18/99     -12.45%      N/A        -10.29%


NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote average annual total returns that do not reflect the withdrawal charge. We calculate these "non-standardized total returns" in exactly the same way as the standardized total returns described above, except that we replace the ending redeemable value of the hypothetical account for the period with an ending redeemable value for the period that does not take into account any charges on amounts surrendered.


In addition, we may advertise the total return over different periods of time by means of aggregate, average, year by year or other types of total return figures. Such calculations would not reflect deductions for withdrawal charges which may be imposed on the Contracts which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to-date" (prior calendar year and to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter): "the prior calendar year"; "'n' most recent Calendar Years"; and "Inception (commencement of the Subaccount's operation) to date" (day of the advertisement).The non-standardized total returns for the Variable Subaccounts available under the Contract for the periods ended December 31, 2001 are set out below.

(Base Policy with no riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -2.25%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -3.66%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A         1.47%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -6.47%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A         6.90%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -3.66%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A        16.55%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -5.93%
LSA Balanced                                                            10/18/99      0.87%       N/A         5.59%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -3.98%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -2.43%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A         0.31%
LSA Disciplined Equity                                                  10/18/99     -13.06%      N/A        -5.80%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -0.04%
LSA Emerging Growth Equity                                              10/18/99     -18.95%      N/A        -1.07%
LSA Focused Equity                                                      10/18/99     -16.57%      N/A        -4.35%
LSA Growth Equity                                                       10/18/99     -15.41%      N/A        -3.05%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A         6.64%
LSA Value Equity                                                        10/18/99     -6.16%       N/A         7.74%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A         3.51%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -10.42%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -63.72%
OCC Small Cap                                                           10/18/99      6.87%       N/A        24.44%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -8.94%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A         2.94%
PIMCO Foreign Bond                                                      10/18/99      6.16%       N/A         7.30%
PIMCO Money Market                                                      10/18/99      2.44%       N/A         3.55%
PIMCO Total Return Bond                                                 10/18/99      6.94%       N/A         7.71%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -1.12%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -5.55%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -42.43%
Salomon Brothers Variable Capital                                       10/18/99      0.53%       N/A        14.69%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -3.60%
Van Kampen UIF High Yield                                               10/18/99     -5.75%       N/A        -6.52%


(Base Policy with the Enhanced Earnings Death Benefit Rider)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -2.38%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -3.79%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A         1.34%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -6.59%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A         6.76%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -3.79%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A        16.47%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -6.05%
LSA Balanced                                                            10/18/99      0.51%       N/A         5.22%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -4.11%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -2.56%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A         0.18%
LSA Disciplined Equity                                                  10/18/99     -13.36%      N/A        -6.13%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -0.17%
LSA Emerging Growth Equity                                              10/18/99     -19.23%      N/A        -1.42%
LSA Focused Equity                                                      10/18/99     -16.87%      N/A        -4.69%
LSA Growth Equity                                                       10/18/99     -15.70%      N/A        -3.39%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A         6.50%
LSA Value Equity                                                        10/18/99     -6.49%       N/A         7.36%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A         3.37%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -10.54%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -63.84%
OCC Small Cap                                                           10/18/99      6.50%       N/A        24.01%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -9.06%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A         2.81%
PIMCO Foreign Bond                                                      10/18/99      5.79%       N/A         6.92%
PIMCO Money Market                                                      10/18/99      2.08%       N/A         3.19%
PIMCO Total Return Bond                                                 10/18/99      6.57%       N/A         7.33%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -1.25%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -5.68%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -42.61%
Salomon Brothers Variable Capital                                       10/18/99      0.18%       N/A        14.29%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -3.73%
Van Kampen UIF High Yield                                               10/18/99     -6.08%       N/A        -6.85%


(Base Policy with the Enhanced Death Benefit Rider)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -2.35%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -3.75%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A         1.38%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -6.55%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A         6.80%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -3.75%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A        16.49%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -6.02%
LSA Balanced                                                            10/18/99      0.61%       N/A         5.33%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -4.07%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -2.52%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A         0.22%
LSA Disciplined Equity                                                  10/18/99     -13.28%      N/A        -6.03%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -0.14%
LSA Emerging Growth Equity                                              10/18/99     -19.15%      N/A        -1.32%
LSA Focused Equity                                                      10/18/99     -16.78%      N/A        -4.59%
LSA Growth Equity                                                       10/18/99     -15.62%      N/A        -3.29%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A         6.54%
LSA Value Equity                                                        10/18/99     -6.40%       N/A         7.47%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A         3.41%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -10.51%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -63.81%
OCC Small Cap                                                           10/18/99      6.60%       N/A        24.13%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -9.02%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A         2.85%
PIMCO Foreign Bond                                                      10/18/99      5.90%       N/A         7.03%
PIMCO Money Market                                                      10/18/99      2.18%       N/A         3.29%
PIMCO Total Return Bond                                                 10/18/99      6.67%       N/A         7.44%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -1.21%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -5.64%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -42.56%
Salomon Brothers Variable Capital                                       10/18/99      0.28%       N/A        14.41%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -3.69%
Van Kampen UIF High Yield                                               10/18/99     -5.99%       N/A        -6.76%


(Base Policy with the Enhanced Death Benefit and Enhanced Earnings Death Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -2.47%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -3.88%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A         1.25%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -6.68%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A         6.66%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -3.88%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A        16.41%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -6.14%
LSA Balanced                                                            10/18/99      0.26%       N/A         4.96%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -4.20%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -2.65%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A         0.08%
LSA Disciplined Equity                                                  10/18/99     -13.58%      N/A        -6.36%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -0.27%
LSA Emerging Growth Equity                                              10/18/99     -19.44%      N/A        -1.66%
LSA Focused Equity                                                      10/18/99     -17.07%      N/A        -4.93%
LSA Growth Equity                                                       10/18/99     -15.91%      N/A        -3.63%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A         6.40%
LSA Value Equity                                                        10/18/99     -6.72%       N/A         7.10%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A         3.27%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -10.62%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -63.92%
OCC Small Cap                                                           10/18/99      6.23%       N/A        23.70%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -9.14%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A         2.71%
PIMCO Foreign Bond                                                      10/18/99      5.53%       N/A         6.66%
PIMCO Money Market                                                      10/18/99      1.83%       N/A         2.93%
PIMCO Total Return Bond                                                 10/18/99      6.30%       N/A         7.06%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -1.34%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -5.77%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -42.74%
Salomon Brothers Variable Capital                                       10/18/99     -0.07%       N/A        14.01%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -3.82%
Van Kampen UIF High Yield                                               10/18/99     -6.32%       N/A        -7.09%

(Base Policy with the Income Benefit Rider)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -2.33%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -3.73%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A         1.40%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -6.54%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A         6.82%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -3.73%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A        16.50%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -6.00%
LSA Balanced                                                            10/18/99      0.66%       N/A         5.38%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -4.06%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -2.51%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A         0.23%
LSA Disciplined Equity                                                  10/18/99     -13.23%      N/A        -5.99%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -0.12%
LSA Emerging Growth Equity                                              10/18/99     -19.11%      N/A        -1.27%
LSA Focused Equity                                                      10/18/99     -16.74%      N/A        -4.55%
LSA Growth Equity                                                       10/18/99     -15.58%      N/A        -3.25%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A         6.56%
LSA Value Equity                                                        10/18/99     -6.35%       N/A         7.52%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A         3.43%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -10.49%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -63.79%
OCC Small Cap                                                           10/18/99      6.66%       N/A        24.19%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -9.01%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A         2.86%
PIMCO Foreign Bond                                                      10/18/99      5.95%       N/A         7.08%
PIMCO Money Market                                                      10/18/99      2.23%       N/A         3.34%
PIMCO Total Return Bond                                                 10/18/99      6.73%       N/A         7.49%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -1.19%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -5.62%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -42.53%
Salomon Brothers Variable Capital                                       10/18/99      0.33%       N/A        14.47%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -3.67%
Van Kampen UIF High Yield                                               10/18/99     -5.94%       N/A        -6.71%

(Base Policy with the Income Benefit and Enhanced Earnings Death Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -2.46%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -3.86%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A         1.26%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -6.66%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A         6.68%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -3.86%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A        16.42%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -6.12%
LSA Balanced                                                            10/18/99      0.31%       N/A         5.01%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -4.18%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -2.63%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A         0.10%
LSA Disciplined Equity                                                  10/18/99     -13.54%      N/A        -6.32%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -0.25%
LSA Emerging Growth Equity                                              10/18/99     -19.40%      N/A        -1.61%
LSA Focused Equity                                                      10/18/99     -17.03%      N/A        -4.88%
LSA Growth Equity                                                       10/18/99     -15.87%      N/A        -3.58%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A         6.42%
LSA Value Equity                                                        10/18/99     -6.68%       N/A         7.15%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A         3.29%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -10.61%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -63.91%
OCC Small Cap                                                           10/18/99      6.28%       N/A        23.76%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -9.13%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A         2.73%
PIMCO Foreign Bond                                                      10/18/99      5.58%       N/A         6.71%
PIMCO Money Market                                                      10/18/99      1.88%       N/A         2.98%
PIMCO Total Return Bond                                                 10/18/99      6.35%       N/A         7.12%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -1.32%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -5.75%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -42.72%
Salomon Brothers Variable Capital                                       10/18/99     -0.02%       N/A        14.07%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -3.80%
Van Kampen UIF High Yield                                               10/18/99     -6.27%       N/A        -7.04%

(Base Policy with the Enhanced Death Benefit and Income Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -2.42%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -3.82%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A         1.30%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -6.62%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A         6.72%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -3.82%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A        16.44%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -6.09%
LSA Balanced                                                            10/18/99      0.41%       N/A         5.12%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -4.15%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -2.60%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A         0.14%
LSA Disciplined Equity                                                  10/18/99     -13.45%      N/A        -6.22%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -0.21%
LSA Emerging Growth Equity                                              10/18/99     -19.32%      N/A        -1.52%
LSA Focused Equity                                                      10/18/99     -16.95%      N/A        -4.78%
LSA Growth Equity                                                       10/18/99     -15.79%      N/A        -3.49%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A         6.46%
LSA Value Equity                                                        10/18/99     -6.58%       N/A         7.26%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A         3.33%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -10.57%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -63.87%
OCC Small Cap                                                           10/18/99      6.39%       N/A        23.88%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -9.09%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A         2.77%
PIMCO Foreign Bond                                                      10/18/99      5.69%       N/A         6.81%
PIMCO Money Market                                                      10/18/99      1.98%       N/A         3.09%
PIMCO Total Return Bond                                                 10/18/99      6.46%       N/A         7.22%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -1.29%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -5.71%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -42.66%
Salomon Brothers Variable Capital                                       10/18/99      0.08%       N/A        14.18%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -3.76%
Van Kampen UIF High Yield                                               10/18/99     -6.18%       N/A        -6.95%

(Base Policy with the Income Benefit, Enhanced Death Benefit, and Enhanced Earnings Death Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01       N/A        N/A          N/A        -2.55%
Fidelity VIP Equity-Income - Service Class 2                            08/16/01       N/A        N/A          N/A        -3.95%
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01       N/A        N/A          N/A         1.17%
Fidelity VIP Overseas - Service Class 2                                 08/16/01       N/A        N/A          N/A        -6.75%
Janus Aspen Series Global Value - Service Shares                        08/16/01       N/A        N/A          N/A         6.58%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01       N/A        N/A          N/A        -3.95%
Lazard Retirement Emerging Markets                                      10/18/01       N/A        N/A          N/A        16.36%
LSA Aggressive Growth                                                   08/16/01       N/A        N/A          N/A        -6.21%
LSA Balanced                                                            10/18/99      0.06%       N/A         4.75%
LSA Basic Value                                                         08/16/01       N/A        N/A          N/A        -4.27%
LSA Blue Chip                                                           08/16/01       N/A        N/A          N/A        -2.73%
LSA Capital Appreciation                                                08/16/01       N/A        N/A          N/A         0.01%
LSA Disciplined Equity                                                  10/18/99     -13.76%      N/A        -6.55%
LSA Diversified Mid-Cap                                                 08/16/01       N/A        N/A          N/A        -0.34%
LSA Emerging Growth Equity                                              10/18/99     -19.60%      N/A        -1.86%
LSA Focused Equity                                                      10/18/99     -17.24%      N/A        -5.12%
LSA Growth Equity                                                       10/18/99     -16.08%      N/A        -3.82%
LSA Mid Cap Value                                                       08/16/01       N/A        N/A          N/A         6.32%
LSA Value Equity                                                        10/18/99     -6.91%       N/A         6.88%
MFS New Discovery - Service Class                                       08/16/01       N/A        N/A          N/A         3.20%
MFS Utility Series - Service Class                                      08/16/01       N/A        N/A          N/A        -10.69%
OCC Science and Technology                                              02/01/01       N/A        N/A          N/A        -63.99%
OCC Small Cap                                                           10/18/99      6.02%       N/A        23.45%
Oppenheimer International Growth - Service Class                        08/16/01       N/A        N/A          N/A        -9.21%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01       N/A        N/A          N/A         2.63%
PIMCO Foreign Bond                                                      10/18/99      5.32%       N/A         6.44%
PIMCO Money Market                                                      10/18/99      1.62%       N/A         2.73%
PIMCO Total Return Bond                                                 10/18/99      6.09%       N/A         6.85%
Putnam VT High Yield - Class IB                                         08/16/01       N/A        N/A          N/A        -1.42%
Putnam VT International Growth and Income - Class IB                    08/16/01       N/A        N/A          N/A        -5.84%
Rydex OTC                                                               02/01/01       N/A        N/A          N/A        -42.85%
Salomon Brothers Variable Capital                                       10/18/99     -0.27%       N/A        13.78%
Van Kampen LIT Growth & Income, Class II                                08/16/01       N/A        N/A          N/A        -3.89%
Van Kampen UIF High Yield                                               10/18/99     -6.50%       N/A        -7.28%




ADJUSTED HISTORICAL TOTAL RETURNS


We may advertise the total return for periods prior to the date that the Variable Subaccounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Subaccounts under the Contract, other than the withdrawal charge. The adjusted historical total returns for the Variable Subaccounts for the periods ended December 31, 2001 are set out below.


(Base Policy with no riders)


                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -38.78%      N/A        -30.29%
Fidelity VIP Equity-Income - Service Class 2                            10/10/86     -12.45%     6.97%       11.78%
Fidelity VIP Investment Grade Bond - Service Class 2                    12/05/88      0.68%      4.77%        5.20%
Fidelity VIP Overseas - Service Class 2                                 01/28/87     -28.21%     -0.20%       3.87%
Janus Aspen Series Global Value - Service Shares                        05/01/01       N/A        N/A          N/A        -2.77%
Janus Aspen Series Worldwide Growth - Service Shares                    09/13/93     -29.60%     6.03%       12.14%
Lazard Retirement Emerging Markets                                      11/03/97     -12.30%      N/A        -9.31%
LSA Aggressive Growth                                                   08/14/01       N/A        N/A          N/A        -13.58%
LSA Balanced                                                            10/01/99     -5.08%       N/A         2.50%
LSA Basic Value                                                         08/14/01       N/A        N/A          N/A        -10.98%
LSA Blue Chip                                                           08/14/01       N/A        N/A          N/A        -11.09%
LSA Capital Appreciation                                                08/14/01       N/A        N/A          N/A        -8.90%
LSA Disciplined Equity                                                  10/01/99     -19.01%      N/A        -9.93%
LSA Diversified Mid-Cap                                                 08/14/01       N/A        N/A          N/A        -6.85%
LSA Emerging Growth Equity                                              10/01/99     -24.90%      N/A        -3.89%
LSA Focused Equity                                                      10/01/99     -22.52%      N/A        -8.74%
LSA Growth Equity                                                       10/01/99     -21.36%      N/A        -6.44%
LSA Mid Cap Value                                                       08/14/01       N/A        N/A          N/A        -0.28%
LSA Value Equity                                                        10/01/99     -12.11%      N/A         3.71%
MFS New Discovery - Service Class                                       05/01/98     -12.53%      N/A        11.20%
MFS Utility Series - Service Class                                      01/03/95     -31.41%     3.69%        7.73%
OCC Science and Technology                                              04/12/00     -67.27%      N/A        -63.93%
OCC Small Cap                                                           08/01/88      0.92%      9.18%       11.05%
Oppenheimer International Growth - Service Class                        05/13/92     -30.61%     3.80%        5.78%
Oppenheimer Main Street Small Cap - Service Class                       05/01/98     -7.74%       N/A         0.89%
PIMCO Foreign Bond                                                      02/16/99      0.21%       N/A         1.83%
PIMCO Money Market                                                      09/30/99     -3.51%       N/A         0.98%
PIMCO Total Return Bond                                                 12/31/97      0.99%       N/A         4.03%
Putnam VT High Yield - Class IB                                         02/01/88     -3.70%      -0.71%       5.81%
Putnam VT International Growth and Income - Class IB                    01/02/97     -27.83%      N/A         3.47%
Rydex OTC                                                               05/07/97     -42.00%      N/A         8.01%
Salomon Brothers Variable Capital                                       02/17/98     -5.42%       N/A        12.87%
Van Kampen LIT Growth & Income, Class II                                12/23/96     -13.90%     10.67%      10.54%
Van Kampen UIF High Yield                                               12/31/96     -11.70%     -0.52%      -0.52%


(Base Policy with the Enhanced Earnings Death Benefit Rider)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -39.02%      N/A        -30.56%
Fidelity VIP Equity-Income - Service Class 2                            10/10/86     -12.78%     6.58%       11.39%
Fidelity VIP Investment Grade Bond - Service Class 2                    12/05/88      0.30%      4.39%        4.84%
Fidelity VIP Overseas - Service Class 2                                 01/28/87     -28.49%     -0.56%       3.50%
Janus Aspen Series Global Value - Service Shares                        05/01/01       N/A        N/A          N/A        -3.02%
Janus Aspen Series Worldwide Growth - Service Shares                    09/13/93     -29.87%     5.65%       11.75%
Lazard Retirement Emerging Markets                                      11/03/97     -12.63%      N/A        -9.66%
LSA Aggressive Growth                                                   08/14/01       N/A        N/A          N/A        -13.71%
LSA Balanced                                                            10/01/99     -5.44%       N/A         2.12%
LSA Basic Value                                                         08/14/01       N/A        N/A          N/A        -11.11%
LSA Blue Chip                                                           08/14/01       N/A        N/A          N/A        -11.22%
LSA Capital Appreciation                                                08/14/01       N/A        N/A          N/A        -9.04%
LSA Disciplined Equity                                                  10/01/99     -19.31%      N/A        -10.27%
LSA Diversified Mid-Cap                                                 08/14/01       N/A        N/A          N/A        -6.98%
LSA Emerging Growth Equity                                              10/01/99     -25.18%      N/A        -4.25%
LSA Focused Equity                                                      10/01/99     -22.82%      N/A        -9.09%
LSA Growth Equity                                                       10/01/99     -21.65%      N/A        -6.79%
LSA Mid Cap Value                                                       08/14/01       N/A        N/A          N/A        -0.42%
LSA Value Equity                                                        10/01/99     -12.44%      N/A         3.33%
MFS New Discovery - Service Class                                       05/01/98     -12.86%      N/A        10.79%
MFS Utility Series - Service Class                                      01/03/95     -31.68%     3.31%        7.35%
OCC Science and Technology                                              04/12/00     -67.41%      N/A        -64.10%
OCC Small Cap                                                           08/01/88      0.55%      8.79%       10.67%
Oppenheimer International Growth - Service Class                        05/13/92     -30.87%     3.42%        5.41%
Oppenheimer Main Street Small Cap - Service Class                       05/01/98     -8.08%       N/A         0.52%
PIMCO Foreign Bond                                                      02/16/99     -0.16%       N/A         1.45%
PIMCO Money Market                                                      09/30/99     -3.87%       N/A         0.61%
PIMCO Total Return Bond                                                 12/31/97      0.62%       N/A         3.65%
Putnam VT High Yield - Class IB                                         02/01/88     -4.06%      -1.07%       5.44%
Putnam VT International Growth and Income - Class IB                    01/02/97     -28.10%      N/A         3.10%
Rydex OTC                                                               05/07/97     -42.23%      N/A         7.61%
Salomon Brothers Variable Capital                                       02/17/98     -5.77%       N/A        12.47%
Van Kampen LIT Growth & Income, Class II                                12/23/96     -14.22%     10.27%      10.14%
Van Kampen UIF High Yield                                               12/31/96     -12.03%     -0.88%      -0.88%

(Base Policy with the Enhanced Death Benefit Rider)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -38.95%      N/A        -30.48%
Fidelity VIP Equity-Income - Service Class 2                            10/10/86     -12.69%     6.69%       11.50%
Fidelity VIP Investment Grade Bond - Service Class 2                    12/05/88      0.41%      4.50%        4.94%
Fidelity VIP Overseas - Service Class 2                                 01/28/87     -28.41%     -0.46%       3.61%
Janus Aspen Series Global Value - Service Shares                        05/01/01       N/A        N/A          N/A        -2.95%
Janus Aspen Series Worldwide Growth - Service Shares                    09/13/93     -29.80%     5.76%       11.86%
Lazard Retirement Emerging Markets                                      11/03/97     -12.54%      N/A        -9.56%
LSA Aggressive Growth                                                   08/14/01       N/A        N/A          N/A        -13.67%
LSA Balanced                                                            10/01/99     -5.34%       N/A         2.23%
LSA Basic Value                                                         08/14/01       N/A        N/A          N/A        -11.07%
LSA Blue Chip                                                           08/14/01       N/A        N/A          N/A        -11.18%
LSA Capital Appreciation                                                08/14/01       N/A        N/A          N/A        -9.00%
LSA Disciplined Equity                                                  10/01/99     -19.23%      N/A        -10.17%
LSA Diversified Mid-Cap                                                 08/14/01       N/A        N/A          N/A        -6.94%
LSA Emerging Growth Equity                                              10/01/99     -25.10%      N/A        -4.15%
LSA Focused Equity                                                      10/01/99     -22.73%      N/A        -8.99%
LSA Growth Equity                                                       10/01/99     -21.57%      N/A        -6.69%
LSA Mid Cap Value                                                       08/14/01       N/A        N/A          N/A        -0.38%
LSA Value Equity                                                        10/01/99     -12.35%      N/A         3.44%
MFS New Discovery - Service Class                                       05/01/98     -12.77%      N/A        10.91%
MFS Utility Series - Service Class                                      01/03/95     -31.60%     3.42%        7.46%
OCC Science and Technology                                              04/12/00     -67.37%      N/A        -64.05%
OCC Small Cap                                                           08/01/88      0.65%      8.90%       10.78%
Oppenheimer International Growth - Service Class                        05/13/92     -30.80%     3.53%        5.51%
Oppenheimer Main Street Small Cap - Service Class                       05/01/98     -7.98%       N/A         0.63%
PIMCO Foreign Bond                                                      02/16/99     -0.05%       N/A         1.56%
PIMCO Money Market                                                      09/30/99     -3.77%       N/A         0.72%
PIMCO Total Return Bond                                                 12/31/97      0.72%       N/A         3.76%
Putnam VT High Yield - Class IB                                         02/01/88     -3.95%      -0.97%       5.54%
Putnam VT International Growth and Income - Class IB                    01/02/97     -28.02%      N/A         3.20%
Rydex OTC                                                               05/07/97     -42.16%      N/A         7.73%
Salomon Brothers Variable Capital                                       02/17/98     -5.67%       N/A        12.58%
Van Kampen LIT Growth & Income, Class II                                12/23/96     -14.13%     10.39%      10.26%
Van Kampen UIF High Yield                                               12/31/96     -11.94%     -0.78%      -0.78%

(Base Policy with the Enhanced Death Benefit and Enhanced Earnings Death Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -39.19%      N/A        -30.76%
Fidelity VIP Equity-Income - Service Class 2                            10/10/86     -13.02%     6.31%       11.11%
Fidelity VIP Investment Grade Bond - Service Class 2                    12/05/88      0.03%      4.12%        4.57%
Fidelity VIP Overseas - Service Class 2                                 01/28/87     -28.68%     -0.82%       3.25%
Janus Aspen Series Global Value - Service Shares                        05/01/01       N/A        N/A          N/A        -3.19%
Janus Aspen Series Worldwide Growth - Service Shares                    09/13/93     -30.06%     5.38%       11.47%
Lazard Retirement Emerging Markets                                      11/03/97     -12.87%      N/A        -9.90%
LSA Aggressive Growth                                                   08/14/01       N/A        N/A          N/A        -13.79%
LSA Balanced                                                            10/01/99     -5.69%       N/A         1.85%
LSA Basic Value                                                         08/14/01       N/A        N/A          N/A        -11.20%
LSA Blue Chip                                                           08/14/01       N/A        N/A          N/A        -11.31%
LSA Capital Appreciation                                                08/14/01       N/A        N/A          N/A        -9.13%
LSA Disciplined Equity                                                  10/01/99     -19.53%      N/A        -10.51%
LSA Diversified Mid-Cap                                                 08/14/01       N/A        N/A          N/A        -7.08%
LSA Emerging Growth Equity                                              10/01/99     -25.39%      N/A        -4.51%
LSA Focused Equity                                                      10/01/99     -23.02%      N/A        -9.33%
LSA Growth Equity                                                       10/01/99     -21.86%      N/A        -7.04%
LSA Mid Cap Value                                                       08/14/01       N/A        N/A          N/A        -0.52%
LSA Value Equity                                                        10/01/99     -12.67%      N/A         3.05%
MFS New Discovery - Service Class                                       05/01/98     -13.09%      N/A        10.51%
MFS Utility Series - Service Class                                      01/03/95     -31.86%     3.05%        7.07%
OCC Science and Technology                                              04/12/00     -67.51%      N/A        -64.22%
OCC Small Cap                                                           08/01/88      0.28%      8.51%       10.39%
Oppenheimer International Growth - Service Class                        05/13/92     -31.06%     3.16%        5.14%
Oppenheimer Main Street Small Cap - Service Class                       05/01/98     -8.33%       N/A         0.26%
PIMCO Foreign Bond                                                      02/16/99     -0.42%       N/A         1.19%
PIMCO Money Market                                                      09/30/99     -4.12%       N/A         0.35%
PIMCO Total Return Bond                                                 12/31/97      0.35%       N/A         3.38%
Putnam VT High Yield - Class IB                                         02/01/88     -4.31%      -1.33%       5.17%
Putnam VT International Growth and Income - Class IB                    01/02/97     -28.30%      N/A         2.83%
Rydex OTC                                                               05/07/97     -42.39%      N/A         7.34%
Salomon Brothers Variable Capital                                       02/17/98     -6.02%       N/A        12.18%
Van Kampen LIT Growth & Income, Class II                                12/23/96     -14.45%     9.99%        9.86%
Van Kampen UIF High Yield                                               12/31/96     -12.27%     -1.14%      -1.14%

(Base Policy with the Income Benefit Rider)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -38.92%      N/A        -30.44%
Fidelity VIP Equity-Income - Service Class 2                            10/10/86     -12.64%     6.75%       11.55%
Fidelity VIP Investment Grade Bond - Service Class 2                    12/05/88      0.46%      4.55%        4.99%
Fidelity VIP Overseas - Service Class 2                                 01/28/87     -28.37%     -0.41%       3.66%
Janus Aspen Series Global Value - Service Shares                        05/01/01       N/A        N/A          N/A        -2.91%
Janus Aspen Series Worldwide Growth - Service Shares                    09/13/93     -29.76%     5.82%       11.91%
Lazard Retirement Emerging Markets                                      11/03/97     -12.49%      N/A        -9.51%
LSA Aggressive Growth                                                   08/14/01       N/A        N/A          N/A        -13.65%
LSA Balanced                                                            10/01/99     -5.29%       N/A         2.28%
LSA Basic Value                                                         08/14/01       N/A        N/A          N/A        -11.06%
LSA Blue Chip                                                           08/14/01       N/A        N/A          N/A        -11.17%
LSA Capital Appreciation                                                08/14/01       N/A        N/A          N/A        -8.98%
LSA Disciplined Equity                                                  10/01/99     -19.18%      N/A        -10.12%
LSA Diversified Mid-Cap                                                 08/14/01       N/A        N/A          N/A        -6.93%
LSA Emerging Growth Equity                                              10/01/99     -25.06%      N/A        -4.10%
LSA Focused Equity                                                      10/01/99     -22.69%      N/A        -8.94%
LSA Growth Equity                                                       10/01/99     -21.53%      N/A        -6.64%
LSA Mid Cap Value                                                       08/14/01       N/A        N/A          N/A        -0.36%
LSA Value Equity                                                        10/01/99     -12.30%      N/A         3.49%
MFS New Discovery - Service Class                                       05/01/98     -12.72%      N/A        10.97%
MFS Utility Series - Service Class                                      01/03/95     -31.56%     3.47%        7.51%
OCC Science and Technology                                              04/12/00     -67.35%      N/A        -64.03%
OCC Small Cap                                                           08/01/88      0.71%      8.96%       10.83%
Oppenheimer International Growth - Service Class                        05/13/92     -30.76%     3.58%        5.57%
Oppenheimer Main Street Small Cap - Service Class                       05/01/98     -7.93%       N/A         0.68%
PIMCO Foreign Bond                                                      02/16/99      0.00%       N/A         1.61%
PIMCO Money Market                                                      09/30/99     -3.72%       N/A         0.77%
PIMCO Total Return Bond                                                 12/31/97      0.78%       N/A         3.81%
Putnam VT High Yield - Class IB                                         02/01/88     -3.90%      -0.92%       5.59%
Putnam VT International Growth and Income - Class IB                    01/02/97     -27.98%      N/A         3.26%
Rydex OTC                                                               05/07/97     -42.13%      N/A         7.78%
Salomon Brothers Variable Capital                                       02/17/98     -5.62%       N/A        12.64%
Van Kampen LIT Growth & Income, Class II                                12/23/96     -14.08%     10.44%      10.31%
Van Kampen UIF High Yield                                               12/31/96     -11.89%     -0.73%      -0.73%

(Base Policy with the Income Benefit and Enhanced Earnings Death Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -39.16%      N/A        -30.72%
Fidelity VIP Equity-Income - Service Class 2                            10/10/86     -12.97%     6.36%       11.16%
Fidelity VIP Investment Grade Bond - Service Class 2                    12/05/88      0.09%      4.17%        4.63%
Fidelity VIP Overseas - Service Class 2                                 01/28/87     -28.64%     -0.77%       3.30%
Janus Aspen Series Global Value - Service Shares                        05/01/01       N/A        N/A          N/A        -3.15%
Janus Aspen Series Worldwide Growth - Service Shares                    09/13/93     -30.02%     5.43%       11.52%
Lazard Retirement Emerging Markets                                      11/03/97     -12.82%      N/A        -9.85%
LSA Aggressive Growth                                                   08/14/01       N/A        N/A          N/A        -13.78%
LSA Balanced                                                            10/01/99     -5.64%       N/A         1.90%
LSA Basic Value                                                         08/14/01       N/A        N/A          N/A        -11.18%
LSA Blue Chip                                                           08/14/01       N/A        N/A          N/A        -11.29%
LSA Capital Appreciation                                                08/14/01       N/A        N/A          N/A        -9.11%
LSA Disciplined Equity                                                  10/01/99     -19.49%      N/A        -10.46%
LSA Diversified Mid-Cap                                                 08/14/01       N/A        N/A          N/A        -7.06%
LSA Emerging Growth Equity                                              10/01/99     -25.35%      N/A        -4.45%
LSA Focused Equity                                                      10/01/99     -22.98%      N/A        -9.28%
LSA Growth Equity                                                       10/01/99     -21.82%      N/A        -6.99%
LSA Mid Cap Value                                                       08/14/01       N/A        N/A          N/A        -0.50%
LSA Value Equity                                                        10/01/99     -12.63%      N/A         3.11%
MFS New Discovery - Service Class                                       05/01/98     -13.05%      N/A        10.56%
MFS Utility Series - Service Class                                      01/03/95     -31.83%     3.10%        7.13%
OCC Science and Technology                                              04/12/00     -67.49%      N/A        -64.20%
OCC Small Cap                                                           08/01/88      0.33%      8.56%       10.45%
Oppenheimer International Growth - Service Class                        05/13/92     -31.02%     3.21%        5.20%
Oppenheimer Main Street Small Cap - Service Class                       05/01/98     -8.28%       N/A         0.31%
PIMCO Foreign Bond                                                      02/16/99     -0.37%       N/A         1.24%
PIMCO Money Market                                                      09/30/99     -4.07%       N/A         0.40%
PIMCO Total Return Bond                                                 12/31/97      0.40%       N/A         3.43%
Putnam VT High Yield - Class IB                                         02/01/88     -4.26%      -1.28%       5.23%
Putnam VT International Growth and Income - Class IB                    01/02/97     -28.26%      N/A         2.88%
Rydex OTC                                                               05/07/97     -42.36%      N/A         7.39%
Salomon Brothers Variable Capital                                       02/17/98     -5.97%       N/A        12.23%
Van Kampen LIT Growth & Income, Class II                                12/23/96     -14.40%     10.05%       9.92%
Van Kampen UIF High Yield                                               12/31/96     -12.22%     -1.09%      -1.09%

(Base Policy with the Enhanced Death Benefit and Income Benefit Riders)


                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -39.09%      N/A        -30.64%
Fidelity VIP Equity-Income - Service Class 2                            10/10/86     -12.88%     6.47%       11.28%
Fidelity VIP Investment Grade Bond - Service Class 2                    12/05/88      0.19%      4.28%        4.73%
Fidelity VIP Overseas - Service Class 2                                 01/28/87     -28.57%     -0.67%       3.40%
Janus Aspen Series Global Value - Service Shares                        05/01/01       N/A        N/A          N/A        -3.09%
Janus Aspen Series Worldwide Growth - Service Shares                    09/13/93     -29.95%     5.54%       11.64%
Lazard Retirement Emerging Markets                                      11/03/97     -12.73%      N/A        -9.75%
LSA Aggressive Growth                                                   08/14/01       N/A        N/A          N/A        -13.74%
LSA Balanced                                                            10/01/99     -5.54%       N/A         2.01%
LSA Basic Value                                                         08/14/01       N/A        N/A          N/A        -11.15%
LSA Blue Chip                                                           08/14/01       N/A        N/A          N/A        -11.26%
LSA Capital Appreciation                                                08/14/01       N/A        N/A          N/A        -9.07%
LSA Disciplined Equity                                                  10/01/99     -19.40%      N/A        -10.36%
LSA Diversified Mid-Cap                                                 08/14/01       N/A        N/A          N/A        -7.02%
LSA Emerging Growth Equity                                              10/01/99     -25.27%      N/A        -4.35%
LSA Focused Equity                                                      10/01/99     -22.90%      N/A        -9.18%
LSA Growth Equity                                                       10/01/99     -21.74%      N/A        -6.89%
LSA Mid Cap Value                                                       08/14/01       N/A        N/A          N/A        -0.46%
LSA Value Equity                                                        10/01/99     -12.53%      N/A         3.22%
MFS New Discovery - Service Class                                       05/01/98     -12.95%      N/A        10.68%
MFS Utility Series - Service Class                                      01/03/95     -31.75%     3.21%        7.24%
OCC Science and Technology                                              04/12/00     -67.45%      N/A        -64.15%
OCC Small Cap                                                           08/01/88      0.44%      8.68%       10.56%
Oppenheimer International Growth - Service Class                        05/13/92     -30.95%     3.32%        5.30%
Oppenheimer Main Street Small Cap - Service Class                       05/01/98     -8.18%       N/A         0.42%
PIMCO Foreign Bond                                                      02/16/99     -0.26%       N/A         1.35%
PIMCO Money Market                                                      09/30/99     -3.97%       N/A         0.51%
PIMCO Total Return Bond                                                 12/31/97      0.51%       N/A         3.54%
Putnam VT High Yield - Class IB                                         02/01/88     -4.16%      -1.17%       5.33%
Putnam VT International Growth and Income - Class IB                    01/02/97     -28.18%      N/A         2.99%
Rydex OTC                                                               05/07/97     -42.29%      N/A         7.50%
Salomon Brothers Variable Capital                                       02/17/98     -5.87%       N/A        12.35%
Van Kampen LIT Growth & Income, Class II                                12/23/96     -14.31%     10.16%      10.03%
Van Kampen UIF High Yield                                               12/31/96     -12.13%     -0.99%      -0.99%

(Base Policy with the Income Benefit, Enhanced Death Benefit, and Enhanced Earnings Death Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since        Total
                                                                       Inception     1 Year      5 Year     Inception     Return
                                Fund                                      Date         (%)        (%)          (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -39.32%      N/A        -30.91%
Fidelity VIP Equity-Income - Service Class 2                            10/10/86     -13.20%     6.09%       10.89%
Fidelity VIP Investment Grade Bond - Service Class 2                    12/05/88     -0.18%      3.90%        4.36%
Fidelity VIP Overseas - Service Class 2                                 01/28/87     -28.84%     -1.03%       3.04%
Janus Aspen Series Global Value - Service Shares                        05/01/01       N/A        N/A          N/A        -3.33%
Janus Aspen Series Worldwide Growth - Service Shares                    09/13/93     -30.21%     5.16%       11.25%
Lazard Retirement Emerging Markets                                      11/03/97     -13.06%      N/A        -10.09%
LSA Aggressive Growth                                                   08/14/01       N/A        N/A          N/A        -13.86%
LSA Balanced                                                            10/01/99     -5.89%       N/A         1.64%
LSA Basic Value                                                         08/14/01       N/A        N/A          N/A        -11.27%
LSA Blue Chip                                                           08/14/01       N/A        N/A          N/A        -11.38%
LSA Capital Appreciation                                                08/14/01       N/A        N/A          N/A        -9.20%
LSA Disciplined Equity                                                  10/01/99     -19.71%      N/A        -10.70%
LSA Diversified Mid-Cap                                                 08/14/01       N/A        N/A          N/A        -7.15%
LSA Emerging Growth Equity                                              10/01/99     -25.55%      N/A        -4.71%
LSA Focused Equity                                                      10/01/99     -23.19%      N/A        -9.52%
LSA Growth Equity                                                       10/01/99     -22.03%      N/A        -7.24%
LSA Mid Cap Value                                                       08/14/01       N/A        N/A          N/A        -0.60%
LSA Value Equity                                                        10/01/99     -12.86%      N/A         2.84%
MFS New Discovery - Service Class                                       05/01/98     -13.28%      N/A        10.28%
MFS Utility Series - Service Class                                      01/03/95     -32.01%     2.83%        6.86%
OCC Science and Technology                                              04/12/00     -67.59%      N/A        -64.32%
OCC Small Cap                                                           08/01/88      0.07%      8.29%       10.17%
Oppenheimer International Growth - Service Class                        05/13/92     -31.21%     2.94%        4.94%
Oppenheimer Main Street Small Cap - Service Class                       05/01/98     -8.52%       N/A         0.05%
PIMCO Foreign Bond                                                      02/16/99     -0.63%       N/A         0.97%
PIMCO Money Market                                                      09/30/99     -4.33%       N/A         0.13%
PIMCO Total Return Bond                                                 12/31/97      0.14%       N/A         3.16%
Putnam VT High Yield - Class IB                                         02/01/88     -4.52%      -1.54%       4.96%
Putnam VT International Growth and Income - Class IB                    01/02/97     -28.45%      N/A         2.61%
Rydex OTC                                                               05/07/97     -42.52%      N/A         7.11%
Salomon Brothers Variable Capital                                       02/17/98     -6.22%       N/A        11.95%
Van Kampen LIT Growth & Income, Class II                                12/23/96     -14.63%     9.76%        9.63%
Van Kampen UIF High Yield                                               12/31/96     -12.45%     -1.35%      -1.35%


----------------------

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Subaccount and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Subaccount for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Subaccount for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Subaccount assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge, including any increase to the mortality and expense risk charge for an optional benefit Rider. We determine the Net Investment Factor for each Variable Subaccount for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)    The sum of:

       (1)    the net asset value per share of the
mutual fund underlying the Subaccount determined at the end of the current Valuation Period, plus

       (2) the per share amount of any dividend or capital gain distributions made by the mutual fund underlying the subaccount during the current Valuation Period.

(B) Divided by the net asset value per share of the mutual fund underlying the Subaccount determined as of the end of the immediately preceding Valuation Period.

(C) The result is reduced by the Mortality and Expense Risk Charge and the Administrative Expense Charge corresponding to the portion of the 365-day year (366 days for a Leap Year)that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Subaccount less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Subaccount's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Subaccount by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Subaccount.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Subaccount are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Subaccount invests. We calculate the Annuity Unit Value for each Variable Subaccount at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Subaccount's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation
     Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Subaccounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Subaccount nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


EXPERTS

The financial statements of Lincoln Benefit as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended, the financials statements of Lincoln Benefit as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, the related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and financial statement schedule of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contracts.


INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002

                          LINCOLN BENEFIT LIFE COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
REVENUES
  Net investment income.....................................  $12,144    $12,214    $10,740
  Realized capital gains and losses.........................   (1,352)       (95)      (913)
  Other expense.............................................       --        (20)    (2,301)
                                                              -------    -------    -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   10,792     12,099      7,526
Income Tax Expense..........................................    3,768      4,221      2,560
                                                              -------    -------    -------
NET INCOME..................................................    7,024      7,878      4,966
                                                              -------    -------    -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    2,818      3,106     (6,900)
                                                              -------    -------    -------
COMPREHENSIVE INCOME (LOSS).................................  $ 9,842    $10,984    $(1,934)
                                                              =======    =======    =======

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY

                        STATEMENTS OF FINANCIAL POSITION

                                                                       DECEMBER 31,
                                                              -------------------------------
                                                                   2001             2000
                                                              --------------   --------------
                                                              (IN THOUSANDS, EXCEPT PAR VALUE
                                                                           DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $179,124 and $166,893)...................................   $   186,709      $   170,142
  Short-term................................................         6,856           11,243
                                                               -----------      -----------
  Total investments.........................................       193,565          181,385
Cash........................................................        43,796               76
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................     9,564,440        8,366,927
Reinsurance recoverable from non-affiliates, net............       458,563          353,789
Receivable from affiliate, net..............................        17,027               --
Other assets................................................         2,924            2,393
Separate Accounts...........................................     1,565,708        1,648,691
                                                               -----------      -----------
      TOTAL ASSETS..........................................   $11,846,023      $10,553,261
                                                               ===========      ===========
LIABILITIES
Contractholder funds........................................   $ 9,287,599      $ 8,157,502
Reserve for life-contingent contract benefits...............       724,044          550,334
Current income taxes payable................................         3,645            2,785
Deferred income taxes.......................................         6,187            4,607
Payable to affiliates, net..................................            --            9,210
Other liabilities and accrued expenses......................        70,237            1,371
Separate Accounts...........................................     1,565,708        1,648,691
                                                               -----------      -----------
      TOTAL LIABILITIES.....................................    11,657,420       10,374,500
                                                               -----------      -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares authorized,
  25,000 shares issued and outstanding......................         2,500            2,500
Additional capital paid-in..................................       126,750          126,750
Retained income.............................................        54,423           47,399
Accumulated other comprehensive income:
  Unrealized net capital gains and losses...................         4,930            2,112
                                                               -----------      -----------
      Total accumulated other comprehensive income..........         4,930            2,112
                                                               -----------      -----------
      TOTAL SHAREHOLDER'S EQUITY............................       188,603          178,761
                                                               -----------      -----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $11,846,023      $10,553,261
                                                               ===========      ===========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
COMMON STOCK................................................  $  2,500   $  2,500   $  2,500
                                                              --------   --------   --------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................   126,750    116,750    116,750
Capital contribution........................................        --     10,000         --
                                                              --------   --------   --------
Balance, end of year........................................   126,750    126,750    116,750
                                                              --------   --------   --------
RETAINED INCOME
Balance, beginning of year..................................    47,399     39,521     34,555
Net income..................................................     7,024      7,878      4,966
                                                              --------   --------   --------
Balance, end of year........................................    54,423     47,399     39,521
                                                              --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................     2,112       (994)     5,906
Change in unrealized net capital gains and losses...........     2,818      3,106     (6,900)
                                                              --------   --------   --------
Balance, end of year........................................     4,930      2,112       (994)
                                                              --------   --------   --------
    TOTAL SHAREHOLDER'S EQUITY..............................  $188,603   $178,761   $157,777
                                                              ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,024   $  7,878   $  4,966
Adjustments to reconcile net income to net cash provided by
 operating activities
    Depreciation, amortization and other non-cash items.....      (531)      (868)    (5,313)
    Realized capital gains and losses.......................     1,352         95        913
    Changes in:
      Life-contingent contract benefits and contractholder
       funds, net of reinsurance recoverables...............     1,520     (1,342)    (4,868)
      Income taxes payable..................................       922      1,570     (1,266)
      Receivable/payable to affiliates, net.................   (26,237)    (3,440)     2,130
      Other operating assets and liabilities................    68,347      1,897      9,156
                                                              --------   --------   --------
    Net cash provided by operating activities...............    52,487      5,790      5,718
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    10,922     15,856     17,760
  Investment collections....................................    15,346      7,430     13,580
  Investments purchases.....................................   (39,422)   (30,979)   (39,723)
  Change in short-term investments, net.....................     4,387     (9,003)     2,068
                                                              --------   --------   --------
    Net cash used in investing activities...................    (8,767)   (16,696)    (6,315)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution........................................        --     10,000         --
                                                              --------   --------   --------
    Net cash provided by financing activities...............        --     10,000         --
                                                              --------   --------   --------

NET INCREASE (DECREASE) IN CASH.............................    43,720       (906)      (597)
CASH AT BEGINNING OF YEAR...................................        76        982      1,579
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $ 43,796   $     76   $    982
                                                              ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Lincoln Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

On January 25, 2000, the Company paid a dividend of all common shares of AFD, Inc. ("AFDI") stock, a registered broker-dealer, to ALIC. Prior to the dividend, AFDI had been consolidated in the Company's financial statements and related disclosures. In conjunction with the dividend, the Company has restated its prior year financial results to exclude AFDI.

To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
Lincoln Benefit, a single segment entity, markets a diversified group of products to meet consumers' lifetime needs in the areas of protection and retirement solutions through independent insurance agents and broker/dealers, including master brokerage agencies. Products distributed through independent insurance agents include term life insurance; permanent life insurance such as whole life, universal life, variable universal life and single premium life; fixed annuities, including equity-indexed annuities; immediate annuities; variable annuities and long-term care products. Variable annuities and variable universal life products are also distributed through independent broker/dealers. ALFS, Inc. ("ALFS") is the principal underwriter for certain Lincoln Benefit products, such as variable universal life, variable annuities and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and is a registered broker/dealer under the Securities and Exchange Act of 1934.

In 2001, annuity deposits represented 74.4% of the Company's total statutory premiums and deposits. Statutory premiums and deposits is a measure used by management to analyze sales trends. Statutory premiums and deposits includes premiums and annuity considerations determined in conformity with statutory accounting practices prescribed or permitted by the insurance regulatory authorities of the state of Nebraska, and all other funds received from customers on deposit-type products which are treated as liabilities. The statutory accounting practices differ in certain, material aspects from GAAP.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured with ALIC (see
Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, under current U.S. tax laws and regulations, deferred and immediate annuities and life insurance, including interest-sensitive products, receive favorable policyholder tax treatment. Any legislative or regulatory changes that adversely alter this treatment are likely to negatively affect the demand for these products. In addition, recent changes in federal estate tax laws will affect the demand for the types of life insurance used in estate planning.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: 1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and 2) increasing competition in the capital markets.

The Company is authorized to sell life and annuity products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. The top geographic locations for statutory premiums and deposits for the Company were California, Illinois, Pennsylvania, Wisconsin and Florida for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of exchange traded fixed income securities is based upon quoted market prices

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on portfolio trading and write-downs in value due to other than temporary declines in fair value.

The Company monitors its fixed income portfolios for ratings changes or other events that may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration for and extent to which the fair value has been less than cost; and
3) the financial condition and near-term prospects of the issuer.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby certain premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (see Notes 3 and 7). The Company also has reinsurance agreements, whereas, the Company cedes 90%, 80% or 60% of the mortality risk on certain term life policies, depending upon the issue year and product, to a pool of eleven non-affiliated reinsurers. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage.

Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. Reinsurance does not extinguish the Company's primary liability under the policies written.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the account balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities, and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrenders. These revenues are recognized when levied against the contractholder account balance.

Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

annuities and interest sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Separate Accounts products include variable annuity and variable universal life. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid in variable annuity contracts.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues variable annuities and variable universal life contracts, the assets and liabilities of which are legally segregated and reflected as Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense charges and are ceded to ALIC.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS
In December 2001, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby certain premiums, contract charges, interest credited to contractholders' funds, contract benefits and expenses are ceded to ALIC, and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of the reinsurance agreements. See Note 7 for more information.

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $70.0 million, $35.1 million and $26.4 million in 2001, 2000 and 1999, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.
INCOME TAXES
The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT
The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement at December 31, 2001 and 2000, respectively.

4.  INVESTMENTS
FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                        GROSS
         AT                           UNREALIZED
    DECEMBER 31,       AMORTIZED   ----------------     FAIR
        2001             COST      GAINS    LOSSES     VALUE
        ----           ---------   ------   -------   --------
(IN THOUSANDS)
U.S. government and
  agencies             $ 39,710    $1,971   $  (15)   $ 41,666
Corporate                97,517    4,263      (450)    101,330
Municipal                 1,000       --        (3)        997
Mortgage-backed
  securities             39,389    1,731        (4)     41,116
Foreign government        1,508       92        --       1,600
                       --------    ------   -------   --------
  Total fixed income
   securities          $179,124    $8,057   $ (472)   $186,709
                       ========    ======   =======   ========
At December 31, 2000
U.S. government and
  agencies             $ 18,191    $2,072   $   --    $ 20,263
Corporate               103,414    1,531    (1,966)    102,979
Municipal                 1,000       --       (38)        962
Mortgage-backed
  securities             40,774    1,593       (43)     42,324
Foreign government        3,514      100        --       3,614
                       --------    ------   -------   --------
  Total fixed income
   securities          $166,893    $5,296   $(2,047)  $170,142
                       ========    ======   =======   ========

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2001:

                                       AMORTIZED     FAIR
                                         COST       VALUE
(IN THOUSANDS)                         ---------   --------
Due in one year or less                $  5,417    $  5,516
Due after one year through five years    74,168      77,726
Due after five years through ten
 years                                   46,846      47,436
Due after ten years                      13,304      14,915
                                       --------    --------
                                        139,735     145,593
Mortgage-backed securities               39,389      41,116
                                       --------    --------
  Total                                $179,124    $186,709
                                       ========    ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

     YEAR ENDED DECEMBER 31,        2001      2000      1999
     -----------------------       -------   -------   -------
(IN THOUSANDS)
Fixed income securities            $11,959   $11,517   $10,380
Short-term investments                 598       830       577
                                   -------   -------   -------
  Investment income, before
   expense                          12,557    12,347    10,957
  Investment expense                   413       133       217
                                   -------   -------   -------
  Net investment income            $12,144   $12,214   $10,740
                                   =======   =======   =======

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

      YEAR ENDED DECEMBER 31,         2001     2000   1999
      -----------------------        -------   ----   -----
(IN THOUSANDS)
Fixed income securities              $(1,352)  $(95)  $(913)
Income taxes                             473    33      320
                                     -------   ----   -----
Realized capital gains and losses,
  after tax                          $  (879)  $(62)  $(593)
                                     =======   ====   =====

Excluding calls and prepayments, gross gains of $123 thousand, $0 thousand and $1 thousand were realized during 2001, 2000 and 1999, respectively, and gross losses of $1.5 million, $95 thousand and $914 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2001 are as follows:

                                                   GROSS
                                                UNREALIZED
                       AMORTIZED     FAIR     ---------------   UNREALIZED
                         COST       VALUE     GAINS    LOSSES   NET GAINS
(IN THOUSANDS)         ---------   --------   ------   ------   ----------
Fixed income
 securities            $179,124    $186,709   $8,057   $(472)    $ 7,585
                       ========    ========   ======   =====
Deferred income taxes                                             (2,655)
                                                                 -------
Unrealized net
 capital gains and
 losses                                                          $ 4,930
                                                                 =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     YEAR ENDED DECEMBER 31,         2001      2000       1999
     -----------------------        -------   -------   --------
(IN THOUSANDS)
Fixed income securities             $ 4,336   $ 4,778   $(10,615)
Deferred income taxes                (1,518)   (1,672)     3,715
                                    -------   -------   --------
Increase (decrease) in unrealized
 net capital gains and losses       $ 2,818   $ 3,106   $ (6,900)
                                    =======   =======   ========

SECURITIES ON DEPOSIT
At December 31, 2001, fixed income securities with a carrying value of $8.9 million were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2001                      2000
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
(IN THOUSANDS)         ----------   ----------   ----------   ----------
Fixed income           $ 186,709    $  186,709   $ 170,142    $  170,142
 securities
Short-term investments     6,856         6,856      11,243        11,243
Separate Accounts      1,565,708     1,565,708   1,648,691     1,648,691

Fair values of exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2001                      2000
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
(IN THOUSANDS)         ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $7,407,377   $7,446,451   $6,401,863   $6,186,479
Separate Accounts      1,565,708     1,565,708   1,648,691     1,648,691

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities and immediate annuities without life contingencies are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

Equity indexed deferred annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                             2001       2000
(IN THOUSANDS)                             --------   --------
Immediate annuities:
  Structured settlement annuities          $162,412   $ 73,719
  Other immediate annuities                  35,757     36,884
Traditional life                            503,992    406,260
Other                                        21,883     33,471
                                           --------   --------
  Total Reserve for life-contingent
   contract benefits                       $724,044   $550,334
                                           ========   ========

The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 6.0% to 7.8% for structured settlement annuities; 4.9% to 8.8% for other immediate annuities and 4.0% to 8.0% for traditional life. Other estimation methods used include the present value of contractually fixed future benefits for immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

Premium deficiency reserves are established, if necessary, for the immediate annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2001 and 2000.

At December 31, Contractholder funds consists of the following:

                                           2001         2000
(IN THOUSANDS)                          ----------   ----------
Interest-sensitive life                 $1,876,260   $1,777,128
Fixed annuities:
  Immediate annuities                      245,468      152,181
  Deferred annuities                     7,165,871    6,228,193
                                        ----------   ----------
  Total Contractholder funds            $9,287,599   $8,157,502
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited for the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Interest rates credited range from 3.4% to 7.5% for interest-sensitive life contracts; 4.8% to 5.9% for immediate annuities and 0.0% to 12.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 46.3% of deferred annuities are subject to a market value adjustment.

7.  REINSURANCE
The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves.

The Company cedes a portion of the mortality risk on certain term life policies with a pool of reinsurers.

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Except for ALIC, no single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

The effects of reinsurance on premiums written and earned and contract charges for the years ended December 31, are as follows:

                                 2001        2000        1999
(IN THOUSANDS)                 ---------   ---------   ---------
PREMIUMS AND CONTRACT CHARGES
Direct                         $ 572,949   $ 470,337   $ 389,741
Assumed                                4           2           2
Ceded
  Affiliate                     (330,799)   (241,361)   (187,854)
  Non-affiliate                 (242,154)   (228,978)   (201,889)
                               ---------   ---------   ---------
    Premiums and contract
     charges, net of
     reinsurance               $      --   $      --   $      --
                               =========   =========   =========

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

The effects of reinsurance on credited interest, policy benefits and other expenses for the years ended December 31, are as follows:

                                 2001        2000        1999
(IN THOUSANDS)                ----------   ---------   ---------
CREDITED INTEREST, POLICY
 BENEFITS AND OTHER EXPENSES
Direct                        $1,007,684   $ 885,081   $ 869,393
Assumed                               --          --          --
Ceded
  Affiliate                     (728,750)   (630,015)   (684,703)
  Non-affiliate                 (278,934)   (255,046)   (182,389)
                              ----------   ---------   ---------
    Credited interest,
     policy benefits and
     other expenses, net of
     reinsurance              $       --   $      20   $   2,301
                              ==========   =========   =========

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

9.  INCOME TAXES
The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate to ALIC the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, as adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

The components of the deferred income tax liabilities at December 31, are as follows:

                                                 2001       2000
(in thousands)                                 --------   --------
DEFERRED LIABILITIES
Difference in tax bases of investments          $2,561     $2,405
Unrealized net capital gains                     2,655      1,137
Other liabilities                                  971      1,065
                                                ------     ------
  Total deferred liabilities                    $6,187     $4,607
                                                ======     ======

The components of income tax expense for the year ended December 31, are as follows:

                                        2001       2000       1999
(in thousands)                        --------   --------   --------
Current                                $3,706     $2,032    $ 3,645
Deferred                                   62      2,189     (1,085)
                                       ------     ------    -------
  Total income tax expense             $3,768     $4,221    $ 2,560
                                       ======     ======    =======

The Company paid income taxes of $2.8 million, $2.7 million and $3.8 million in 2001, 2000 and 1999, respectively.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2001       2000       1999
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Other                                   (0.1)      (0.1)      (1.0)
                                        ----       ----       ----
Effective income tax rate               34.9%      34.9%      34.0%
                                        ====       ====       ====

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2001, approximately $340 thousand, will result in federal income taxes payable of $119 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION
The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                         SHAREHOLDER'S
                                 NET INCOME                 EQUITY
                          -------------------------   -------------------
                           2001     2000     1999       2001       2000
(IN THOUSANDS)            ------   ------   -------   --------   --------
Balance per GAAP          $7,024   $7,878   $ 4,966   $188,603   $178,761
Unrealized gain/loss on
  fixed income securities    --       --         --     (7,585)    (3,249)
Deferred income taxes        18    1,370     (1,363)     8,406      5,059
Employee benefits           (73)      --          2        758        676
Reserves and non-admitted
  assets                    245      446        259    (16,188)   (13,628)
Other                       229     (417)       242     12,343      1,817
                          ------   ------   -------   --------   --------
Balance per statutory
  accounting practices    $7,443   $9,277   $ 4,106   $186,337   $169,436
                          ======   ======   =======   ========   ========

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Effective January 1, 2001, the State of Nebraska required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("codification") subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner.

Accounting changes adopted to conform to the provisions of codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported an increase to surplus of $2.0 million effective January 1, 2001 as a result of recognizing a net deferred tax asset.

The NAIC is currently in the process of clarifying and interpreting requirements as the insurance industry implements codification. As the NAIC announces changes and as they are approved by the Nebraska Department of Insurance, the impact of the changes will be recorded.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited by Nebraska law to formula amounts based on statutory surplus and statutory net gain from operations, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2002 without prior approval of the Nebraska Department of Insurance is $18.3 million.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2001, RBC for the Company was significantly above levels that would require regulatory action.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2001                              2000                              1999
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
(IN THOUSANDS)                --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                  $ 2,984    $(1,045)    $1,939      $4,683    $(1,639)    $3,044     $(11,528)   $4,035     $(7,493)
Less: reclassification
  adjustments                  (1,352)       473       (879)        (95)        33        (62)        (913)      320        (593)
                              -------    -------     ------      ------    -------     ------     --------    ------     -------
Unrealized net capital gains
  (losses)                      4,336     (1,518)     2,818       4,778     (1,672)     3,106      (10,615)    3,715      (6,900)
                              -------    -------     ------      ------    -------     ------     --------    ------     -------
Other comprehensive income
  (loss)                      $ 4,336    $(1,518)    $2,818      $4,778    $(1,672)    $3,106     $(10,615)   $3,715     $(6,900)
                              =======    =======     ======      ======    =======     ======     ========    ======     =======

12.  SALE OF BUILDING
Included within other income and expenses in the Company's statements of operations and comprehensive income for 1999, is a write-down of $798 thousand associated with the sale of the Company's building in Lincoln, Nebraska which occurred in the first quarter of 2000. Also included in other income and expenses is the write-down of $1.2 million related to unamortized building improvements recognized in the third quarter of 1999 when the building was vacated by the Company.

                          LINCOLN BENEFIT LIFE COMPANY

                            SCHEDULE IV--REINSURANCE

                                 (IN THOUSANDS)

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2001
Life insurance in force............................  $138,566,651   $138,566,651   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    532,235   $    532,235   $         --
  Accident and health..............................        40,718         40,718             --
                                                     ------------   ------------   ------------
                                                     $    572,953   $    572,953   $         --
                                                     ============   ============   ============

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force............................  $120,555,954   $120,555,954   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    447,683   $    447,683   $         --
  Accident and health..............................        22,656         22,656             --
                                                     ------------   ------------   ------------
                                                     $    470,339   $    470,339   $         --
                                                     ============   ============   ============

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force............................  $109,520,029   $109,520,029   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    369,540   $    369,540   $         --
  Accident and health..............................        20,203         20,203             --
                                                     ------------   ------------   ------------
                                                     $    389,743   $    389,743   $         --
                                                     ============   ============   ============

--------------------------------------------------------------------------------
LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2001 AND FOR THE PERIODS ENDED DECEMBER 31, 2001 AND DECEMBER 31, 2000, AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2001, the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2001, the results of operations for the periods then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2002

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                             AIM Variable
                                            Insurance Funds
                                              Sub-Account             The Alger American Fund Sub-Accounts
                                              -----------     -------------------------------------------------------
                                              AIM V.I. Dent                  Income and     Leveraged        MidCap
                                             Demographics (a)   Growth         Growth         Allcap         Growth
                                               ----------     ----------     ----------     ----------     ----------
ASSETS
Investments at fair value                      $      103     $   28,005     $   32,508     $   21,195     $   23,790
                                               ----------     ----------     ----------     ----------     ----------

     Total assets                              $      103     $   28,005     $   32,508     $   21,195     $   23,790
                                               ==========     ==========     ==========     ==========     ==========

NET ASSETS
Accumulation units                             $       86     $   27,987     $   32,449     $   21,195     $   23,784
Contracts in payout (annuitization) period             17             18             59              -              6
                                               ----------     ----------     ----------     ----------     ----------

     Total net assets                          $      103     $   28,005     $   32,508     $   21,195     $   23,790
                                               ==========     ==========     ==========     ==========     ==========

FUND SHARE INFORMATION
     Number of shares                              18,446        761,616      3,075,495        671,806      1,346,334
                                               ==========     ==========     ==========     ==========     ==========

     Cost                                      $       98     $   40,503     $   40,369     $   30,913     $   31,726
                                               ==========     ==========     ==========     ==========     ==========

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                   The Alger
                                                 American Fund
                                                  Sub-Accounts                 Federated Insurance Series Sub-Accounts
                                                 --------------       ----------------------------------------------------------
                                                                       Federated
                                                                      Fund for U.S.          Federated
                                                     Small             Government           High Income            Federated
                                                 Capitalization       Securities II         Bond Fund II        Utility Fund II
                                                 --------------       --------------       --------------       ---------------
ASSETS
Investments at fair value                        $        9,006       $       57,925       $       20,918       $       14,446
                                                 --------------       --------------       --------------       --------------

     Total assets                                $        9,006       $       57,925       $       20,918       $       14,446
                                                 ==============       ==============       ==============       ==============

NET ASSETS
Accumulation units                               $        9,002       $       57,915       $       20,892       $       14,387

Contracts in payout (annuitization) period                    4                   10                   26                   59
                                                 --------------       --------------       --------------       --------------

     Total net assets                            $        9,006       $       57,925       $       20,918       $       14,446
                                                 ==============       ==============       ==============       ==============

FUND SHARE INFORMATION
     Number of shares                                   544,176            5,067,775            2,709,605            1,393,039
                                                 ==============       ==============       ==============       ==============

     Cost                                        $       13,227       $       56,709       $       23,313       $       18,186
                                                 ==============       ==============       ==============       ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                            Fidelity Variable Insurance Products Fund Sub-Accounts
                                                 ------------------------------------------------------------------------------
                                                 VIP Asset                         VIP Equity-
                                                  Manager       VIP Contrafund       Income         VIP Growth      VIP Index 500
                                                 ----------       ----------       ----------       ----------       ----------
ASSETS
Investments at fair value                        $   20,287       $   53,585       $   84,335       $   76,095       $   68,656
                                                 ----------       ----------       ----------       ----------       ----------

     Total assets                                $   20,287       $   53,585       $   84,335       $   76,095       $   68,656
                                                 ==========       ==========       ==========       ==========       ==========

NET ASSETS
Accumulation units                               $   20,243       $   53,555       $   84,231       $   75,965       $   68,550
Contracts in payout (annuitization) period               44               30              104              130              106
                                                 ----------       ----------       ----------       ----------       ----------

     Total net assets                            $   20,287       $   53,585       $   84,335       $   76,095       $   68,656
                                                 ==========       ==========       ==========       ==========       ==========

FUND SHARE INFORMATION
     Number of shares                             1,398,170        2,661,946        3,707,020        2,264,058          527,841
                                                 ==========       ==========       ==========       ==========       ==========

     Cost                                        $   22,517       $   62,486       $   85,093       $   93,923       $   77,293
                                                 ==========       ==========       ==========       ==========       ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                 Fidelity Variable Insurance             Fidelity Variable Insurance Products
                                                  Products Fund Sub-Accounts              Fund (Service Class 2) Sub-Accounts
                                                ------------------------------      ------------------------------------------------
                                                                                       VIP           VIP Investment
                                                                                   Equity-Income       Grade Bond       VIP Overseas
                                                  VIP Money                          (Service          (Service           (Service
                                                   Market         VIP Overseas      Class 2) (a)      Class 2) (a)      Class 2) (a)
                                                ------------      ------------      ------------      ------------      ------------
ASSETS
Investments at fair value                       $    106,999      $     14,006      $        153      $        356      $          3
                                                ------------      ------------      ------------      ------------      ------------

     Total assets                               $    106,999      $     14,006      $        153      $        356      $          3
                                                ============      ============      ============      ============      ============

NET ASSETS
Accumulation units                              $    106,652      $     13,955      $        142      $        336      $          3
Contracts in payout (annuitization) period               347                51                11                20                 -
                                                ------------      ------------      ------------      ------------      ------------

     Total net assets                           $    106,999      $     14,006      $        153      $        356      $          3
                                                ============      ============      ============      ============      ============

FUND SHARE INFORMATION
     Number of shares                            106,999,209         1,009,066             6,754            27,755               193
                                                ============      ============      ============      ============      ============

     Cost                                       $    106,999      $     19,364      $        146      $        357      $          3
                                                ============      ============      ============      ============      ============

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                                  J.P. Morgan
                                                   Goldman Sachs Variable       Series Trust II
                                                 Insurance Trust Sub-Accounts      Sub-Account    Janus Aspen Series Sub-Accounts
                                                 ---------------------------       ----------       ---------------------------
                                                  VIT Core
                                                  Small Cap    VIT International     Small          Aggressive
                                                   Equity           Equity          Company           Growth          Balanced
                                                 ----------       ----------       ----------       ----------       ----------
ASSETS
Investments at fair value                        $    1,890       $    2,763       $    2,292       $   47,214       $   88,983
                                                 ----------       ----------       ----------       ----------       ----------

     Total assets                                $    1,890       $    2,763       $    2,292       $   47,214       $   88,983
                                                 ==========       ==========       ==========       ==========       ==========

NET ASSETS
Accumulation units                               $    1,890       $    2,763       $    2,292       $   47,202       $   88,738
Contracts in payout (annuitization) period                -                -                -               12              245
                                                 ----------       ----------       ----------       ----------       ----------

     Total net assets                            $    1,890       $    2,763       $    2,292       $   47,214       $   88,983
                                                 ==========       ==========       ==========       ==========       ==========

FUND SHARE INFORMATION
     Number of shares                               174,374          307,348          173,353        2,148,050        3,942,520
                                                 ==========       ==========       ==========       ==========       ==========

     Cost                                        $    1,821       $    3,710       $    2,583       $   86,754       $   91,818
                                                 ==========       ==========       ==========       ==========       ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                                              Janus Aspen Series
                                                    Janus Aspen Series Sub-Accounts       (Service Shares) Sub-Accounts
                                               ----------------------------------------     -------------------------
                                                                                           Global Value     Worldwide
                                                Flexible                      Worldwide      (Service     Growth (Service
                                                 Income         Growth         Growth       Shares) (a)    Shares) (a)
                                               ----------     ----------     ----------     ----------     ----------
ASSETS
Investments at fair value                      $   21,444     $   87,101     $  107,028     $        8     $      334
                                               ----------     ----------     ----------     ----------     ----------

     Total assets                              $   21,444     $   87,101     $  107,028     $        8     $      334
                                               ==========     ==========     ==========     ==========     ==========

NET ASSETS
Accumulation units                             $   21,444     $   87,057     $  106,986     $        8     $      334
Contracts in payout (annuitization) period              -             44             42              -              -
                                               ----------     ----------     ----------     ----------     ----------

     Total net assets                          $   21,444     $   87,101     $  107,028     $        8     $      334
                                               ==========     ==========     ==========     ==========     ==========

FUND SHARE INFORMATION
     Number of shares                           1,839,076      4,381,341      3,750,117            750         11,752
                                               ==========     ==========     ==========     ==========     ==========

     Cost                                      $   21,687     $  114,768     $  125,598     $        8     $      319
                                               ==========     ==========     ==========     ==========     ==========

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                               Lazard Retirement Series, Inc.
                                                       Sub-Accounts           LSA Variable Series Trust Sub-Accounts
                                                 -----------------------      ---------------------------------------

                                                 Emerging     International  LSA Aggressive                  LSA Basic
                                                  Markets        Equity       Growth (a)    LSA Balanced     Value (a)
                                                 --------       --------       --------       --------       --------
ASSETS
Investments at fair value                        $    744       $  1,424       $    188       $  4,882       $    421
                                                 --------       --------       --------       --------       --------

     Total assets                                $    744       $  1,424       $    188       $  4,882       $    421
                                                 ========       ========       ========       ========       ========

NET ASSETS
Accumulation units                               $    744       $  1,424       $    188       $  4,866       $    421
Contracts in payout (annuitization) period              -              -              -             16              -
                                                 --------       --------       --------       --------       --------

     Total net assets                            $    744       $  1,424       $    188       $  4,882       $    421
                                                 ========       ========       ========       ========       ========

FUND SHARE INFORMATION
     Number of shares                             103,787        156,660         20,063        490,659         43,706
                                                 ========       ========       ========       ========       ========

     Cost                                        $    887       $  1,801       $    182       $  5,217       $    394
                                                 ========       ========       ========       ========       ========

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                  LSA Variable Series Trust Sub-Accounts
                                                 -------------------------------------------------------------------------
                                                 LSA Blue      LSA Capital    LSA Disciplined  LSA Diversified  LSA Emerging
                                                 Chip (a)    Appreciation (a)     Equity         MID CAP (a)    Growth Equity
                                                 --------       --------         --------         --------        --------
ASSETS
Investments at fair value                        $    205       $     89         $  2,851         $    237        $  2,394
                                                 --------       --------         --------         --------        --------

     Total assets                                $    205       $     89         $  2,851         $    237        $  2,394
                                                 ========       ========         ========         ========        ========

NET ASSETS
Accumulation units                               $    205       $     89         $  2,851         $    237        $  2,394
Contracts in payout (annuitization) period              -              -                -                -               -
                                                 --------       --------         --------         --------        --------

     Total net assets                            $    205       $     89         $  2,851         $    237        $  2,394
                                                 ========       ========         ========         ========        ========

FUND SHARE INFORMATION
     Number of shares                              21,274          9,056          331,954           23,591         294,151
                                                 ========       ========         ========         ========        ========

     Cost                                        $    204       $     82         $  3,292         $    219        $  3,689
                                                 ========       ========         ========         ========        ========


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                  LSA Variable Series Trust Sub-Accounts
                                                 ----------------------------------------------------------------------

                                                  LSA Focused      LSA International     LSA Mid Cap       LSA Value
                                                     Equity          Growth Equity        Value (a)          Equity
                                                 --------------     ---------------     --------------    -------------
ASSETS
Investments at fair value                         $      3,042       $       3,909       $        124      $     4,369
                                                 --------------     ---------------     --------------    -------------

     Total assets                                 $      3,042       $       3,909       $        124      $     4,369
                                                 ==============     ===============     ==============    =============

NET ASSETS
Accumulation units                                $      3,042       $       3,909       $        124      $     4,369
Contracts in payout (annuitization) period                   -                   -                  -                -
                                                 --------------     ---------------     --------------    -------------

     Total net assets                             $      3,042       $       3,909       $        124      $     4,369
                                                 ==============     ===============     ==============    =============

FUND SHARE INFORMATION
     Number of shares                                  352,937             427,685             11,592          412,147
                                                 ==============     ===============     ==============    =============

     Cost                                         $      3,783       $       4,603       $        117      $     4,680
                                                 ==============     ===============     ==============    =============


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                  MFS Variable Insurance Trust Sub-Accounts
                                             ------------------------------------------------------------------------------------

                                             MFS Emerging                              MFS New
                                                Growth           MFS Investors        Discovery      MFS Research     MFS Total
                                                Series          Trust Series (b)       Series           Series      Return Series
                                             ------------      -------------------   ------------   -------------  --------------
ASSETS
Investments at fair value                     $    8,401           $    6,416         $    8,863      $   5,177       $  12,169
                                             ------------         ------------       ------------    -----------     -----------

     Total assets                             $    8,401           $    6,416         $    8,863      $   5,177       $  12,169
                                             ============         ============       ============    ===========     ===========

NET ASSETS
Accumulation units                            $    8,393           $    6,416         $    8,863      $   5,177       $  12,107
Contracts in payout (annuitization) period             8                    -                  -              -              62
                                             ------------         ------------       ------------    -----------     -----------

     Total net assets                         $    8,401           $    6,416         $    8,863      $   5,177       $  12,169
                                             ============         ============       ============    ===========     ===========

FUND SHARE INFORMATION
     Number of shares                            467,268              374,559            580,423        361,555         653,882
                                             ============         ============       ============    ===========     ===========

     Cost                                     $   12,749           $    7,393         $    9,223      $   6,851       $  12,134
                                             ============         ============       ============    ===========     ===========


(b) Previously known as MFS Growth with Income


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                               MFS Variable Insurance Trust
                                               (Service Class) Sub-Accounts             OCC Accumulation Trust Sub-Accounts
                                           ------------------------------------- -------------------------------------------------

                                                  MFS
                                             New Discovery       MFS Utilities                       OCC
                                            Series (Service     Series (Service                  Science and
                                               Class) (a)          Class) (a)     OCC Equity    Technology (c)       OCC Small Cap
                                           -----------------   ----------------- ------------  ----------------     ---------------
ASSETS
Investments at fair value                   $          197      $          428    $    2,193    $          297       $      1,961
                                           ----------------    ----------------  ------------  ----------------     --------------

     Total assets                           $          197      $          428    $    2,193    $          297       $      1,961
                                           ================    ================  ============  ================     ==============

NET ASSETS
Accumulation units                          $          197      $          428    $    2,193    $          297       $      1,961
Contracts in payout (annuitization) period               -                   -             -                 -                  -
                                           ----------------    ----------------  ------------  ----------------     --------------

     Total net assets                       $          197      $          428    $    2,193    $          297       $      1,961
                                           ================    ================  ============  ================     ==============

FUND SHARE INFORMATION
     Number of shares                               12,969              26,910        66,202           124,620             60,791
                                           ================    ================  ============  ================     ==============

     Cost                                   $          168      $          429    $    2,264    $          324       $      1,790
                                           ================    ================  ============  ================     ==============


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                      Oppenheimer Variable
                                                     Account Funds (Service                    PIMCO Variable Insurance
                                                   Class ("SC")) Sub-Accounts                     Trust Sub-Accounts
                                              --------------------------------------     ------------------------------------
                                                Oppenheimer          Oppenheimer
                                               International         Main Street
                                                  Growth           Small Cap Growth
                                                 (SC) (a)              (SC) (a)           Foreign Bond        Money Market
                                              ---------------     ------------------     ---------------    -----------------
ASSETS
Investments at fair value                      $          21       $             94       $         650       $       12,856
                                              ---------------     ------------------     ---------------    -----------------

     Total assets                              $          21       $             94       $         650       $       12,856
                                              ===============     ==================     ===============    =================
NET ASSETS
Accumulation units                             $          21       $             94       $         650       $       12,830
Contracts in payout (annuitization) period                 -                      -                   -                   26
                                              ---------------     ------------------     ---------------    -----------------

     Total net assets                          $          21       $             94       $         650       $       12,856
                                              ===============     ==================     ===============    =================
FUND SHARE INFORMATION
     Number of shares                                 19,374                  8,495              67,033           12,855,617
                                              ===============     ==================     ===============    =================

     Cost                                      $          21       $             88       $         639       $       12,856
                                              ===============     ==================     ===============    =================


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                                                                                    Rydex Variable
                                                 PIMCO Variable Insurance                 Putnam Variable                Trust
                                                    Trust Sub-Accounts                  Trust Sub-Accounts            Sub-Account
                                             ---------------------------------  ----------------------------------  ---------------

                                              StocksPLUS                                         VT International
                                              Growth and        Total Return       VT High          Growth and
                                                Income              Bond          Yield (a)          Income (a)      Rydex OTC (c)
                                             ------------     ----------------  -------------    -----------------  ---------------
ASSETS
Investments at fair value                     $    2,569       $        6,425    $       127      $            27    $         200
                                             ------------     ----------------  -------------    -----------------  ---------------

     Total assets                             $    2,569       $        6,425    $       127      $            27    $         200
                                             ============     ================  =============    =================  ===============

NET ASSETS
Accumulation units                            $    2,569       $        6,425    $       127      $            27    $         200
Contracts in payout (annuitization) period             -                    -              -                    -                -
                                             ------------     ----------------  -------------    -----------------  ---------------

     Total net assets                         $    2,569       $        6,425    $       127      $            27    $         200
                                             ============     ================  =============    =================  ===============

FUND SHARE INFORMATION
     Number of shares                            274,783              649,648         15,822                2,732           13,517
                                             ============     ================  =============    =================  ===============

     Cost                                     $    3,046       $        6,393    $       125      $            26    $         196
                                             ============     ================  =============    =================  ===============


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                             Salomon Brothers
                                             Variable Series
                                                  Funds
                                               Sub-Account            Scudder Variable Series I Sub-Accounts
                                             ----------------    -------------------------------------------------
                                                                                            Global      Growth and
                                                 Capital          Balanced      Bond       Discovery      Income
                                             ----------------    ----------   ----------   ----------   ----------
ASSETS
Investments at fair value                    $          5,207    $   25,601   $   18,845   $    3,484   $    3,398
                                             ----------------    ----------   ----------   ----------   ----------
     Total assets                            $          5,207    $   25,601   $   18,845   $    3,484   $    3,398
                                             ================    ==========   ==========   ==========   ==========

NET ASSETS
Accumulation units                           $          5,207    $   25,569   $   18,706   $    3,484   $    3,398
Contracts in payout (annuitization) period                  -            32          139            -            -
                                             ----------------    ----------   ----------   ----------   ----------
     Total net assets                        $          5,207    $   25,601   $   18,845   $    3,484   $    3,398
                                             ================    ==========   ==========   ==========   ==========

FUND SHARE INFORMATION
     Number of shares                                 344,816     2,176,984    2,731,175      400,467      381,759
                                             ================    ==========   ==========   ==========   ==========
     Cost                                    $          5,257    $   28,467   $   18,604   $    4,551   $    3,897
                                             ================    ==========   ==========   ==========   ==========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                                                                                      Strong
                                            Scudder Variable                                                       Opportunity
                                               Series I                                                           Fund II, Inc.
                                              Sub-Accounts         STI Classic Variable Trust Sub-Accounts         Sub-Account
                                             -------------   --------------------------------------------------   -------------

                                                              STI Capital     STI International    STI Value       Opportunity
                                             International    Appreciation          Equity        Income Stock        Fund II
                                             -------------   -------------   ------------------   -------------   -------------
ASSETS
Investments at fair value                    $       3,673   $         751   $            1,041   $       3,456   $      11,873
                                             -------------   -------------   ------------------   -------------   -------------
     Total assets                            $       3,673   $         751   $            1,041   $       3,456   $      11,873
                                             =============   =============   ==================   =============   =============

NET ASSETS
Accumulation units                           $       3,673   $         751   $            1,041   $       3,456   $      11,873
Contracts in payout (annuitization) period               -               -                    -               -               -
                                             -------------   -------------   ------------------   -------------   -------------
     Total net assets                        $       3,673   $         751   $            1,041   $       3,456   $      11,873
                                             =============   =============   ==================   =============   =============

FUND SHARE INFORMATION
     Number of shares                              456,283          42,943              121,766         272,111         610,412
                                             =============   =============   ==================   =============   =============
     Cost                                    $       4,282   $         771   $            1,097   $       3,515   $      14,011
                                             =============   =============   ==================   =============   =============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                      Strong Variable Insurance
                                                       Funds, Inc. Sub-Accounts     T. Rowe Price Equity Series, Inc. Sub-Accounts
                                                   ------------------------------- -------------------------------------------------
                                                                                                     T. Rowe Price     T. Rowe Price
                                                     Discovery     Mid Cap Growth   T. Rowe Price      Mid-Cap          New America
                                                       Fund II         Fund II      Equity Income      Growth            Growth
                                                   --------------- --------------- --------------- ---------------   ---------------
      ASSETS
      Investments at fair value                    $         1,269 $         8,300 $        15,987 $        10,238   $         1,678
                                                   --------------- --------------- --------------- ---------------   ---------------
           Total assets                            $         1,269 $         8,300 $        15,987 $        10,238   $         1,678
                                                   =============== =============== =============== ===============   ===============

      NET ASSETS
      Accumulation units                           $         1,269 $         8,287 $        15,961 $        10,238   $         1,678
      Contracts in payout (annuitization) period                 -              13              26               -                 -
                                                   --------------- --------------- --------------- ---------------   ---------------
           Total net assets                        $         1,269 $         8,300 $        15,987 $        10,238   $         1,678
                                                   =============== =============== =============== ===============   ===============


      FUND SHARE INFORMATION
           Number of shares                                122,922         506,707         833,916         560,676            92,597
                                                   =============== =============== =============== ===============   ===============
           Cost                                    $         1,419 $        12,227 $        16,022 $         9,747   $         2,081
                                                   =============== =============== =============== ===============   ===============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)




                                             T. Rowe Price                                                           Van Kampen
                                             International                                                         Life Investment
                                              Series, Inc.                                                         Trust (Class II)
                                              Sub-Account   The Universal Institutional Funds, Inc. Sub-Accounts     Sub-Account
                                             ------------   ----------------------------------------------------   ----------------
                                             T. Rowe Price                                                         LIT Growth
                                             International                         Mid Cap           Mid Cap       and Income
                                                Stock       High Yield              Growth            Value       (Class II) (a)
                                             ------------   ------------         ------------       ------------   ----------------
ASSETS
Investments at fair value                    $      4,955   $      1,437         $      2,959       $      3,581   $            196
                                             ------------   ------------         ------------       ------------   ----------------
     Total assets                            $      4,955   $      1,437         $      2,959       $      3,581   $            196
                                             ============   ============         ============       ============   ================

NET ASSETS
Accumulation units                           $      4,955   $      1,421         $      2,959       $      3,581   $            196
Contracts in payout (annuitization) period              -             16                    -                  -                  -
                                             ------------   ------------         ------------       ------------   ----------------
     Total net assets                        $      4,955   $      1,437         $      2,959       $      3,581   $            196
                                             ============   ============         ============       ============   ================
FUND SHARE INFORMATION
     Number of shares                             432,009        213,252              338,971            245,920             12,372
                                             ============   ============         ============       ============   ================
     Cost                                    $      5,524   $      1,785         $      4,025       $      3,660   $            189
                                             ============   ============         ============       ============   ================


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                   AIM Variable
                                                  Insurance Funds
                                                    Sub-Account                   The Alger American Fund Sub-Accounts
                                                  --------------   ---------------------------------------------------------------

                                                  AIM V.I. Dent                       Income and     Leveraged          MidCap
                                                  Demographics (a)    Growth            Growth         AllCap           Growth
                                                  --------------   --------------   --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $            -   $           71   $          130  $            -  $            -
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                -             (388)            (431)           (300)           (308)
     Administrative expense                                    -              (34)             (39)            (26)            (27)
                                                  --------------   --------------   --------------  --------------  --------------

         Net investment income (loss)                          -             (351)            (340)           (326)           (335)
                                                  --------------   --------------   --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                       4           10,032           14,104           8,881          21,893
     Cost of investments sold                                  4           13,488           17,415          12,919          27,610
                                                  --------------   --------------   --------------  --------------  --------------

         Realized gains (losses) on fund shares                -           (3,456)          (3,311)         (4,038)         (5,717)

Realized gain distributions                                    -            3,844            2,453             815           9,491
                                                  --------------   --------------   --------------  --------------  --------------

         Net realized gains (losses)                           -              388             (858)         (3,223)          3,774

Change in unrealized gains (losses)                            5           (4,580)          (5,315)         (1,683)         (6,198)
                                                  --------------   --------------   --------------  --------------  --------------

         Net realized and unrealized gains
              (losses) on investments                          5           (4,192)          (6,173)         (4,906)         (2,424)
                                                  --------------   --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $            5   $       (4,543)  $       (6,513) $       (5,232) $       (2,759)
                                                  ==============   ==============   ==============  ==============  ==============


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                                                                                  Fidelity Variable
                                                    The Alger                                                         Insurance
                                                  American Fund                                                      Products Fund
                                                   Sub-Accounts        Federated Insurance Series Sub-Accounts       Sub-Accounts
                                                  --------------- ------------------------------------------------  ---------------
                                                                     Federated
                                                                   Fund for U.S.    Federated
                                                      Small          Government    High Income       Federated       VIP Asset
                                                  Capitalization   Securities II   Bond Fund II   Utility Fund II     Manager
                                                  --------------- --------------- -------------- -----------------  ---------------
 NET INVESTMENT INCOME (LOSS)
 Dividends                                        $            4  $        1,214  $       2,412  $            535   $          891
 Charges from Lincoln Benefit Life Company:
      Mortality and expense risk                            (103)           (481)          (263)             (203)            (259)
      Administrative expense                                 (10)            (48)           (26)              (20)             (28)
                                                  --------------- --------------- -------------- ----------------- ----------------

          Net investment income (loss)                      (109)            685          2,123               312              604
                                                  --------------- --------------- -------------- ----------------- ----------------

 NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
 Realized gains (losses) on fund shares:
      Proceeds from sales                                  9,856          13,616         30,418             3,763            4,280
      Cost of investments sold                            15,162          13,343         33,043             4,504            4,714
                                                  --------------- --------------- -------------- ----------------- ----------------

          Realized gains (losses) on fund shares          (5,306)            273         (2,625)             (741)            (434)

 Realized gain distributions                                   -               -              -                 -              334
                                                  --------------- --------------- -------------- ----------------- ----------------

          Net realized gains (losses)                     (5,306)            273         (2,625)             (741)            (100)

 Change in unrealized gains (losses)                       2,093             525            255            (2,200)          (1,702)
                                                  --------------- --------------- -------------- ----------------- ----------------

          Net realized and unrealized gains
               (losses) on investments                    (3,213)            798         (2,370)           (2,941)          (1,802)
                                                  --------------- --------------- -------------- ----------------- ----------------

 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                  $       (3,322) $        1,483  $        (247) $         (2,629)  $       (1,198)
                                                  =============== =============== ============== =================  ===============





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                          Fidelity Variable Insurance Products Fund Sub-Accounts
                                                  ---------------------------------------------------------------------------

                                                                    VIP Equity-                                     VIP Money
                                                  VIP Contrafund       Income       VIP Growth    VIP Index 500      Market
                                                  --------------    -----------     ----------    -------------    ----------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         467          1,521      $      70     $        808     $   3,784
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (710)        (1,111)        (1,042)            (927)       (1,197)
     Administrative expense                                 (71)          (116)          (107)             (81)         (112)
                                                  --------------    -----------     ----------    -------------    ----------

         Net investment income (loss)                      (314)           294         (1,079)            (200)        2,475
                                                  --------------    -----------     ----------    -------------    ----------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                 11,811         48,315         27,365           27,178       834,463
     Cost of investments sold                            14,267         49,431         34,160           31,229       834,463
                                                  --------------    -----------     ----------    -------------    ----------
         Realized gains (losses) on fund shares          (2,456)        (1,116)        (6,795)          (4,051)            -

Realized gain distributions                               1,649          4,272          6,559                -             -
                                                  --------------    -----------     ----------    -------------    ----------

         Net realized gains (losses)                       (807)         3,156           (236)          (4,051)            -

Change in unrealized gains (losses)                      (7,843)        (9,340)       (18,021)          (7,070)            -
                                                  --------------    -----------     ----------    -------------    ----------

         Net realized and unrealized gains
              (losses) on investments                    (8,650)        (6,184)       (18,257)         (11,121)            -
                                                  --------------    -----------     ----------    -------------    ----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $      (8,964)    $   (5,890)     $ (19,336)    $    (11,321)    $   2,475
                                                  ==============    ===========     ==========    =============    ==========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)                                 Fidelity Variable                                                   Goldman Sachs
                                                     Insurance                                                        Variable
                                                   Products Fund        Fidelity Variable Insurance Products        Insurance Trust
                                                    Sub-Accounts         Fund (Service Class 2) Sub-Accounts          Sub-Accounts
                                                 -----------------  ----------------------------------------------- ---------------
                                                                         VIP         VIP Investment
                                                                    Equity-Income      Grade Bond      VIP Overseas     VIT CORE
                                                                       (Service         (Service         (Service      Small Cap
                                                    VIP Overseas     Class 2) (a)     Class 2) (a)     Class 2) (a)      Equity
                                                 -----------------  --------------   ---------------   ------------ ---------------
 NET INVESTMENT INCOME (LOSS)
 Dividends                                       $            909   $           -    $            -   $          -    $         5
 Charges from Lincoln Benefit Life Company:
      Mortality and expense risk                             (202)              -                (1)             -            (20)
      Administrative expense                                  (21)              -                 -              -             (2)
                                                 -----------------  --------------   ---------------   ------------ ---------------

          Net investment income (loss)                        686               -                (1)             -            (17)
                                                 -----------------  --------------   ---------------   ------------ ---------------


 NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
 Realized gains (losses) on fund shares:
      Proceeds from sales                                 168,654               3                 1              -            487
      Cost of investments sold                            170,004               3                 1              -            531
                                                 -----------------  --------------   ---------------   ------------ ---------------

          Realized gains (losses) on fund shares           (1,350)              -                 -              -            (44)

 Realized gain distributions                                1,437               -                 -              -              -
                                                 -----------------  --------------   ---------------   ------------ ---------------

          Net realized gains (losses)                          87               -                 -              -            (44)

 Change in unrealized gains (losses)                       (3,862)              7                (1)             -            111
                                                 -----------------  --------------   ---------------   ------------ ---------------

          Net realized and unrealized gains
               (losses) on investments                     (3,775)              7                (1)             -             67
                                                 -----------------  --------------   ---------------   ------------ ---------------

 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                 $         (3,089)  $           7    $           (2)   $         -    $        50
                                                 =================  ==============   ===============   ============ ===============



(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)                                  Goldman Sachs
                                                     Variable                                                         J.P. Morgan
                                                  Insurance Trust                                                   Series Trust II
                                                    Sub-Accounts        IAI Retirement Funds, Inc. Sub-Accounts       Sub-Account
                                                 -----------------   ---------------------------------------------  ---------------

                                                 VIT International     Balanced        Regional        Reserve            Small
                                                       Equity        Portfolio (d)   Portfolio (d)   Portfolio (d)        Company
                                                 -----------------   -------------  --------------  --------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $             40    $          50  $          46   $           -    $            1
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (35)             (5)            (15)             (1)              (28)
     Administrative expense                                    (3)             (1)             (2)              -                (2)
                                                 -----------------   -------------  --------------  --------------   ---------------

         Net investment income (loss)                           2              44              29              (1)              (29)
                                                 -----------------   -------------  --------------  --------------   ---------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                      348           2,117           6,313             366               646
     Cost of investments sold                                 458           2,294           7,392             365               756
                                                 -----------------   -------------  --------------  --------------   ---------------

         Realized gains (losses) on fund shares              (110)           (177)         (1,079)              1              (110)

Realized gain distributions                                     9               6           1,667               -                 -
                                                 -----------------   -------------  --------------  --------------   ---------------

         Net realized gains (losses)                         (101)           (171)            588               1              (110)

Change in unrealized gains (losses)                          (572)             72            (687)             (1)              (66)
                                                 -----------------   -------------  --------------  --------------   ---------------

         Net realized and unrealized gains
              (losses) on investments                        (673)            (99)            (99)              -              (176)
                                                 -----------------   -------------  --------------  --------------   ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $           (671)   $        (55)  $         (70)  $          (1)   $         (205)
                                                 =================   =============  ==============  ==============   ===============



(d) For the Period Beginning January 1, 2001 and Ended March 15, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                                             Janus Aspen Series Sub-Accounts
                                                 ----------------------------------------------------------------------------------

                                                    Aggressive                       Flexible                         Worldwide
                                                      Growth         Balanced         Income          Growth            Growth
                                                 ---------------  ---------------  --------------  --------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $            -   $        2,379   $       1,005   $          70   $           583
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (783)          (1,123)           (218)         (1,339)           (1,604)
     Administrative expense                                 (77)            (109)            (22)           (132)             (160)
                                                 ---------------  ---------------  --------------  --------------  ----------------

         Net investment income (loss)                      (860)           1,147             765          (1,401)           (1,181)
                                                 ---------------  ---------------  --------------  --------------  ----------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                 22,729           15,766           8,915          38,329           117,234
     Cost of investments sold                            36,730           15,869           8,773          47,634           128,500
                                                 ---------------  ---------------  --------------  --------------  ----------------

         Realized gains (losses) on fund shares         (14,001)            (103)            142          (9,305)          (11,266)

Realized gain distributions                                   -                -               -             208                 -
                                                 ---------------  ---------------  --------------  --------------  ----------------

         Net realized gains (losses)                    (14,001)            (103)            142          (9,097)          (11,266)

Change in unrealized gains (losses)                     (21,331)          (6,548)              6         (23,864)          (25,187)
                                                 ---------------  ---------------  --------------  --------------  ----------------

         Net realized and unrealized gains
              (losses) on investments                   (35,332)          (6,651)            148         (32,961)          (36,453)
                                                 ---------------  ---------------  --------------  --------------  ----------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $      (36,192)  $       (5,504)  $         913   $     (34,362)  $       (37,634)
                                                 ===============  ===============  ==============  ==============  ================




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                                                                                     LSA Variable
                                                       Janus Aspen Series          Lazard Retirement Series, Inc.    Series Trust
                                                   (Service Shares) Sub-Accounts           Sub-Accounts              Sub-Accounts
                                                 --------------------------------  ------------------------------  ----------------

                                                  Global Value      Worldwide
                                                    (Service     Growth (Service    Emerging        International    LSA Aggressive
                                                  Shares) (a)       Shares) (a)      Markets           Equity         Growth (a)
                                                 -------------   ----------------  -----------      -------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $          -    $             -   $       3        $          -   $             -
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                             -                  -         (10)                (17)                -
     Administrative expense                                 -                  -          (1)                 (1)                -
                                                 -------------   ----------------  -----------      -------------  ----------------

         Net investment income (loss)                       -                  -          (8)                (18)                -
                                                 -------------   ----------------  -----------      -------------  ----------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                    -                 15         446                 248                 -
     Cost of investments sold                               -                 15         565                 302                 -
                                                 -------------   ----------------  -----------      -------------  ----------------

         Realized gains (losses) on fund shares             -                  -        (119)                (54)                -

Realized gain distributions                                 -                  -           -                   4                 -
                                                 -------------   ----------------  -----------      -------------  ----------------

         Net realized gains (losses)                        -                  -        (119)                (50)                -

Change in unrealized gains (losses)                         -                 15          14                (305)                6
                                                 -------------   ----------------  -----------      -------------  ----------------

         Net realized and unrealized gains
              (losses) on investments                       -                 15        (105)               (355)                6
                                                 -------------   ----------------  -----------      -------------  ----------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $          -    $            15   $    (113)       $       (373)  $             6
                                                 =============   ================  ===========      =============  ================


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                                     LSA Variable Series Trust Sub-Accounts
                                                 -------------------------------------------------------------------------------

                                                                  LSA Basic      LSA Blue        LSA Capital     LSA Disciplined
                                                  LSA Balanced    Value (a)      Chip (a)     Appreciation (a)       Equity
                                                 -------------   ------------   -----------   ----------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $         89    $         -    $        -     $            -    $             7
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                           (46)            (1)            -                  -                (33)
     Administrative expense                                (3)             -             -                  -                 (2)
                                                 -------------   ------------   -----------   ----------------   ---------------

         Net investment income (loss)                      40             (1)            -                  -                (28)
                                                 -------------   ------------   -----------   ----------------   ---------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                  534              1            28                  3                402
     Cost of investments sold                             522              1            28                  3                494
                                                 -------------   ------------   -----------   ----------------   ---------------

         Realized gains (losses) on fund shares            12              -             -                  -                (92)

Realized gain distributions                               242              -             -                  -                  -
                                                 -------------   ------------   -----------   ----------------   ---------------

         Net realized gains (losses)                      254              -             -                  -                (92)

Change in unrealized gains (losses)                      (358)            27             1                  7               (217)
                                                 -------------   ------------   -----------   ----------------   ---------------

         Net realized and unrealized gains
              (losses) on investments                    (104)            27             1                  7               (309)
                                                 -------------   ------------   -----------   ----------------   ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $        (64)   $        26    $        1    $             7    $          (337)
                                                 =============   ============   ===========   ================   ===============



(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                                          LSA Variable Series Trust Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                   LSA Diversified   LSA Emerging     LSA Focused   LSA International   LSA Mid Cap
                                                     Mid Cap (a)     Growth Equity        Equity       Growth Equity      Value (a)
                                                  ----------------   --------------   -----------   -----------------   -----------
 NET INVESTMENT INCOME (LOSS)
 Dividends                                        $             -    $           1    $        2    $              -    $        -
 Charges from Lincoln Benefit Life Company:
      Mortality and expense risk                                -              (31)          (33)                (46)            -
      Administrative expense                                    -               (2)           (2)                 (3)            -
                                                  ----------------   --------------   -----------   -----------------   -----------

          Net investment income (loss)                          -              (32)          (33)                (49)            -
                                                  ----------------   --------------   -----------   -----------------   -----------

 NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
 Realized gains (losses) on fund shares:
      Proceeds from sales                                       -              797           295                 478             2
      Cost of investments sold                                  -            1,330           393                 580             2
                                                  ----------------   --------------   -----------   -----------------   -----------

          Realized gains (losses) on fund shares                -             (533)          (98)               (102)            -

 Realized gain distributions                                    -                -             -                   -             -
                                                  ----------------   --------------   -----------   -----------------   -----------

          Net realized gains (losses)                           -             (533)          (98)               (102)            -

 Change in unrealized gains (losses)                           18               55          (256)               (380)            7
                                                  ----------------   --------------   -----------   -----------------   -----------

          Net realized and unrealized gains
               (losses) on investments                         18             (478)         (354)               (482)            7
                                                  ----------------   --------------   -----------   -----------------   -----------

 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                  $            18    $        (510)   $     (387)   $           (531)   $        7
                                                  ================   ==============   ===========   =================   ===========


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                  LSA Variable
                                                  Series Trust
                                                  Sub-Accounts               MFS Variable Insurance Trust Sub-Accounts
                                                  -------------  --------------------------------------------------------------

                                                                  MFS Emerging                       MFS New
                                                   LSA Value         Growth       MFS Investors     Discovery     MFS Research
                                                     Equity          Series      Trust Series (b)     Series         Series
                                                  -------------  --------------  ----------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         22   $           -   $            30   $          -   $          1
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (47)           (110)              (79)          (109)           (65)
     Administrative expense                                 (3)             (8)               (6)            (8)            (5)
                                                  -------------  --------------  ----------------  -------------  -------------

         Net investment income (loss)                      (28)           (118)              (55)          (117)           (69)
                                                  -------------  --------------  ----------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                   830           2,117             1,131          6,190          2,202
     Cost of investments sold                              860           3,226             1,270          7,139          2,879
                                                  -------------  --------------  ----------------  -------------  -------------

         Realized gains (losses) on fund shares            (30)         (1,109)             (139)          (949)          (677)

Realized gain distributions                                 97             520               153            267            613
                                                  -------------  --------------  ----------------  -------------  -------------

         Net realized gains (losses)                        67            (589)               14           (682)           (64)

Change in unrealized gains (losses)                       (270)         (2,977)           (1,088)          (145)        (1,236)
                                                  -------------  --------------  ----------------  -------------  -------------

         Net realized and unrealized gains
              (losses) on investments                     (203)         (3,566)           (1,074)          (827)        (1,300)
                                                  -------------  --------------  ----------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $       (231)  $      (3,684)  $        (1,129)  $       (944)  $     (1,369)
                                                  =============  ==============  ================  =============  =============



(b) Previously known as MFS Growth with Income


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                   MFS Variable
                                                 Insurance Trust     MFS Variable Insurance Trust          OCC Accumulation
                                                   Sub-Accounts      (Service Class) Sub-Accounts         Trust Sub-Accounts
                                                 ---------------  ---------------------------------  ------------------------------
                                                                        MFS
                                                                   New Discovery     MFS Utilities                       OCC
                                                    MFS Total     Series (Service   Series (Service                   Science and
                                                  Return Series      Class) (a)        Class) (a)      OCC Equity    Technology (c)
                                                 ---------------  ---------------  ----------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $          169   $            -   $             -   $           9   $           -
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (113)               -                (1)            (24)             (1)
     Administrative expense                                  (9)               -                 -              (2)              -
                                                 ---------------  ---------------  ----------------  --------------  --------------
         Net investment income (loss)                        47                -                (1)            (17)             (1)
                                                 ---------------  ---------------  ----------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                  3,092                -                 5             677              41
     Cost of investments sold                             3,080                -                 5             677              41
                                                 ---------------  ---------------  ----------------  --------------  --------------

         Realized gains (losses) on fund shares              12                -                 -               -               -

Realized gain distributions                                 249                -                 -               8               -
                                                 ---------------  ---------------  ----------------  --------------  --------------

         Net realized gains (losses)                        261                -                 -               8               -

Change in unrealized gains (losses)                        (364)              29                (1)           (182)            (27)
                                                 ---------------  ---------------  ----------------  --------------  --------------

         Net realized and unrealized gains
              (losses) on investments                      (103)              29                (1)           (174)            (27)
                                                 ---------------  ---------------  ----------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $          (56)  $           29   $            (2)  $        (191)  $         (28)
                                                 ===============  ===============  ================  ==============  ==============



(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                OCC Accumulation       Oppenheimer Variable
                                                      Trust           Account Funds (Service      PIMCO Variable Insurance
                                                  Sub-Accounts      Class ("SC")) Sub-Accounts       Trust Sub-Accounts
                                                  -------------  ------------------------------- ---------------------------
                                                                  Oppenheimer   Oppenheimer
                                                                 International  Main Street
                                                                     Growth    Small Cap Growth
                                                  OCC Small Cap     (SC)(a)        (SC)(a)        Foreign Bond    Money Market
                                                  -------------  ------------- -----------------  -------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $          8    $        -     $         -      $        20     $       222
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (19)            -               -               (6)            (88)
     Administrative expense                                 (1)            -               -                -              (7)
                                                  ------------    ------------   ------------     ------------    ------------

         Net investment income (loss)                      (12)            -               -               14             127
                                                  ------------    ------------   ------------     ------------    ------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                   601             -                8             115           3,805
     Cost of investments sold                              587             -                8             114           3,805
                                                  ------------    ------------   ------------     ------------    ------------

         Realized gains (losses) on fund shares             14             -               -                1               -

Realized gain distributions                                 72             -               -                -               -
                                                  ------------    ------------   ------------     ------------    ------------

         Net realized gains (losses)                        86             -               -                1               -

Change in unrealized gains (losses)                         12             -                6              12               -
                                                  ------------    ------------   ------------     ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                       98             -                6              13               -
                                                  ------------    ------------   ------------     ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $         86    $        -     $          6     $        27     $       127
                                                  ============    ============   ============     ============    ============

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                                                                  Rydex Variable
                                                     PIMCO Variable Insurance               Putnam Variable            Trust
                                                        Trust Sub-Accounts                Trust Sub-Accounts        Sub-Account
                                                  ----------------------------    ------------------------------- --------------

                                                    StocksPLUS                                  VT International
                                                    Growth and   Total Return       VT High        Growth and
                                                      Income         Bond           Yield (a)       Income (a)    Rydex OTC (c)
                                                  -------------   -------------   ------------   --------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         89    $        188    $          -   $          -     $        -
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (28)            (54)              -              -              -
     Administrative expense                                 (2)             (4)              -              -              -
                                                  -------------   -------------   ------------   -------------    -----------

         Net investment income (loss)                       59             130               -              -              -
                                                  -------------   -------------   ------------   -------------    -----------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                   612           1,086               2              -             35
     Cost of investments sold                              758           1,057               2              -             35
                                                  -------------   -------------   ------------   -------------    -----------

         Realized gains (losses) on fund shares           (146)             29               -              -              -

Realized gain distributions                                  -             113               -              -              -
                                                  -------------   -------------   ------------   -------------    -----------

         Net realized gains (losses)                      (146)            142               -              -              -

Change in unrealized gains (losses)                       (181)            (32)              2              1              4
                                                  -------------   -------------   ------------   -------------    -----------

         Net realized and unrealized gains
              (losses) on investments                     (327)            110               2              1              4
                                                  -------------   -------------   ------------   -------------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $       (268)   $        240    $          2   $          1    $         4
                                                  =============   =============   ============   =============  =============


(a)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)                                 Salomon Brothers
                                                 Variable Series
                                                      Funds
                                                   Sub-Account            Scudder Variable Series I Sub-Accounts
                                                 ---------------- -------------------------------------------------------------

                                                                                                      Global         Growth and
                                                     Capital         Balanced         Bond          Discovery         Income
                                                 ---------------- -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         35    $        645    $        426    $          -    $         38
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (57)           (311)           (167)            (49)            (40)
     Administrative expense                                 (4)            (32)            (16)             (4)             (3)
                                                 ---------------- -------------   -------------   -------------   -------------

         Net investment income (loss)                      (26)            302             243             (53)             (5)
                                                 ---------------- -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                   720           5,280           5,176           1,978           1,034
     Cost of investments sold                              731           5,930           5,114           2,381           1,158
                                                 ---------------- -------------   -------------   -------------   -------------

         Realized gains (losses) on fund shares            (11)           (650)             62            (403)           (124)

Realized gain distributions                                 50             992               -              73              72
                                                 ---------------- -------------   -------------   -------------   -------------

         Net realized gains (losses)                        39             342              62            (330)            (52)

Change in unrealized gains (losses)                        (35)         (2,626)             59            (827)           (364)
                                                 ---------------- -------------   -------------   -------------   -------------

         Net realized and unrealized gains
              (losses) on investments                        4          (2,284)            121          (1,157)           (416)
                                                 ---------------- -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $        (22)   $     (1,982)   $        364    $     (1,210)   $       (421)
                                                 ================ =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)                                                                                                         Strong
                                                Scudder Variable                                                       Opportunity
                                                     Series I                                                         Fund II, Inc.
                                                  Sub-Accounts       STI Classic Variable Trust Sub-Accounts           Sub-Account
                                                ---------------  -------------------------------------------------  ----------------

                                                                   STI Capital  STI International    STI Value        Opportunity
                                                 International    Appreciation         Equity       Income Stock        Fund II
                                                ---------------  --------------- ----------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $           19   $            -   $            -   $           44   $           42
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (63)              (5)              (8)             (31)            (115)
     Administrative expense                                 (5)               -               (1)              (2)              (9)
                                                ---------------  ---------------  ---------------  ---------------  ---------------

         Net investment income (loss)                      (49)              (5)              (9)              11              (82)
                                                ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               251,495              393            5,845            2,915            4,424
     Cost of investments sold                          252,312              409            5,863            3,024            5,038
                                                ---------------  ---------------  ---------------  ---------------  ---------------

         Realized gains (losses) on fund shares           (817)             (16)             (18)            (109)            (614)

Realized gain distributions                                886               28                1                -            1,748
                                                ---------------  ---------------  ---------------  ---------------  ---------------

         Net realized gains (losses)                        69               12              (17)            (109)           1,134

Change in unrealized gains (losses)                       (267)              (8)             (53)             (76)          (1,708)
                                                ---------------  ---------------  ---------------  ---------------  ---------------

         Net realized and unrealized gains
              (losses) on investments                     (198)               4              (70)            (185)            (574)
                                                ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                 $         (247)  $           (1)  $          (79)  $         (174)  $         (656)
                                                ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                     Strong Variable Insurance
                                                      Funds, Inc. Sub-Accounts      T. Rowe Price Equity Series, Inc. Sub-Accounts
                                                 --------------------------------  -------------------------------------------------

                                                                                                     T. Rowe Price    T. Rowe Price
                                                     Discovery     Mid Cap Growth   T. Rowe Price        Mid-Cap       New America
                                                      Fund II          Fund II      Equity Income        Growth          Growth
                                                 ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $           35   $            -   $          185   $            -   $            -
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                             (56)            (136)            (152)             (97)             (21)
     Administrative expense                                  (5)             (11)             (12)              (8)              (2)
                                                 ---------------  ---------------  ---------------  ---------------  ---------------

         Net investment income (loss)                       (26)            (147)              21             (105)             (23)
                                                 ---------------  ---------------  ---------------  ---------------  ---------------
NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                  6,776            9,086            6,681            5,890              847
     Cost of investments sold                             7,804           13,028            6,699            5,902            1,095
                                                 ---------------  ---------------  ---------------  ---------------  ---------------

         Realized gains (losses) on fund shares          (1,028)          (3,942)             (18)             (12)            (248)

Realized gain distributions                                 899                -              225                -               28
                                                 ---------------  ---------------  ---------------  ---------------  ---------------

         Net realized gains (losses)                       (129)          (3,942)             207              (12)            (220)

Change in unrealized gains (losses)                         (29)            (687)            (319)              95              (72)
                                                 ---------------  ---------------  ---------------  ---------------  ---------------

         Net realized and unrealized gains
              (losses) on investments                      (158)          (4,629)            (112)              83             (292)
                                                 ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $         (184)  $       (4,776)  $          (91)  $          (22)  $         (315)
                                                 ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)                                T. Rowe Price                                                          Van Kampen
                                                International                                                       Life Investment
                                                 Series, Inc.                                                       Trust (Class II)
                                                 Sub-Account   The Universal Institutional Funds, Inc. Sub-Accounts   Sub-Account
                                                -------------- ---------------------------------------------------- ----------------

                                                T. Rowe Price                                                        LIT Growth
                                                International                        Mid Cap          Mid Cap        and Income
                                                    Stock        High Yield          Growth            Value        (Class II)(a)
                                                --------------  -------------     --------------   ---------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $         103    $        162      $          -     $          -       $          -
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                           (72)            (19)              (37)             (35)                 -
     Administrative expense                                (6)             (1)               (3)              (3)                 -
                                                --------------  -------------     --------------   -------------    ----------------

         Net investment income (loss)                      25             142               (40)             (38)                 -
                                                --------------  -------------     --------------   -------------    ----------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              213,218             705             1,227              617                  3
     Cost of investments sold                         212,508             807             1,589              714                  3
                                                --------------  -------------     --------------   -------------    ----------------

         Realized gains (losses) on fund shares           710            (102)             (362)             (97)                 -

Realized gain distributions                                 -               -                 -                3                  -
                                                --------------  -------------     --------------   -------------    ----------------

         Net realized gains (losses)                      710            (102)             (362)             (94)                 -

Change in unrealized gains (losses)                      (323)           (169)             (557)              56                  7
                                                --------------  -------------     --------------   -------------    ----------------

         Net realized and unrealized gains
              (losses) on investments                     387            (271)             (919)             (38)                 7
                                                --------------  -------------     --------------   -------------    ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                 $         412    $       (129)     $       (959)    $        (76)      $          7
                                                ==============  ==============    ==============   ==============    ===============

(a)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands                                  AIM Variable
                                               Insurance Funds
                                                 Sub-Account          The Alger American Fund Sub-Accounts
                                                -------------  --------------------------------------------------------

                                                AIM V.I. Dent
                                                 Demographics            Growth                 Income and Growth
                                                -------------  --------------------------    --------------------------

                                                  2001 (a)        2001           2000            2001           2000
                                                -------------  -----------    -----------    ------------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $          -   $     (351)    $     (493)    $      (340)    $     (444)
Net realized gains (losses)                                -          388          6,204            (858)         7,231
Change in unrealized gains (losses)                        5       (4,580)       (12,443)         (5,315)        (8,319)
                                                -------------  -----------    -----------    ------------    -----------

Increase (decrease) in net assets
  from operations                                          5       (4,543)        (6,732)         (6,513)        (1,532)
                                                -------------  -----------    -----------    ------------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                  84        4,013         14,308           5,428         13,097
Benefit payments                                           -         (212)          (175)           (419)          (360)
Payments on termination                                    -       (2,454)        (3,464)         (2,645)        (2,487)
Loans - net                                                -            1             (5)             (4)             -
Contract administration charges                            -          (18)           (16)            (13)           (10)
Transfers among the sub-accounts
  and with the Fixed Account - net                        14       (3,355)           709          (1,809)         7,045
                                                -------------  -----------    -----------    ------------    -----------

Increase (decrease) in net assets
  from capital transactions                               98       (2,025)        11,357             538         17,285
                                                -------------  -----------    -----------    ------------    -----------

INCREASE (DECREASE) IN NET ASSETS                        103       (6,568)         4,625          (5,975)        15,753

NET ASSETS AT BEGINNING OF PERIOD                          -       34,573         29,948          38,483         22,730
                                                -------------  -----------    -----------    ------------    -----------

NET ASSETS AT END OF PERIOD                     $        103   $   28,005     $   34,573     $    32,508     $   38,483
                                                =============  ===========    ===========    ============    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period                -     2,534,676      1,805,523       2,403,466      1,354,028
       Units issued                                  10,980       590,246      1,600,980       1,072,253      1,461,156
       Units redeemed                                  (426)     (720,355)      (871,827)     (1,026,149)      (411,718)
                                                -------------  -----------    -----------    ------------    -----------
  Units outstanding at end of period                 10,554     2,404,567      2,534,676       2,449,570      2,403,466
                                                =============  ===========    ===========    ============    ===========

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                      The Alger American Fund Sub-Accounts
                                              --------------------------------------------------------------------------------------


                                                    Leveraged AllCap              MidCap Growth             Small Capitalization
                                              --------------------------    --------------------------   ---------------------------

                                                  2001           2000          2001            2000         2001            2000
                                              -----------    -----------    -----------    -----------   ------------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $     (326)    $     (439)    $     (335)    $     (264)   $      (109)    $     (150)
Net realized gains (losses)                       (3,223)         3,782          3,774          2,045         (5,306)         4,359
Change in unrealized gains (losses)               (1,683)       (13,774)        (6,198)        (2,978)         2,093         (7,964)
                                              -----------    -----------    -----------    -----------   ------------    -----------

Increase (decrease) in net assets
  from operations                                 (5,232)       (10,431)        (2,759)        (1,197)        (3,322)        (3,755)
                                              -----------    -----------    -----------    -----------   ------------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           2,272         15,835          3,664          8,926          1,014          3,918
Benefit payments                                    (163)          (124)          (329)           (66)          (113)           (59)
Payments on termination                           (1,599)        (2,107)        (1,805)        (1,284)          (476)          (759)
Loans - net                                           (3)             6              1             (1)            (5)           (10)
Contract administration charges                      (20)           (15)           (12)            (5)            (5)            (4)
Transfers among the sub-accounts
  and with the Fixed Account - net                (3,693)         5,115         (6,059)        16,981          1,985          2,880
                                              -----------    -----------    -----------    -----------   ------------    -----------

Increase (decrease) in net assets
  from capital transactions                       (3,206)        18,710         (4,540)        24,551          2,400          5,966
                                              -----------    -----------    -----------    -----------   ------------    -----------

INCREASE (DECREASE) IN NET ASSETS                 (8,438)         8,279         (7,299)        23,354           (922)         2,211

NET ASSETS AT BEGINNING OF PERIOD                 29,633         21,354         31,089          7,735          9,928          7,717
                                              -----------    -----------    -----------    -----------   ------------    -----------

NET ASSETS AT END OF PERIOD                   $   21,195     $   29,633     $   23,790     $   31,089    $     9,006     $    9,928
                                              ===========    ===========    ===========    ===========   ============    ===========


UNITS OUTSTANDING
  Units outstanding at beginning of period     1,769,649        904,469      1,933,528        500,219        877,086        491,199
     Units issued                                526,298      1,503,573        643,609      2,317,237      1,640,531      1,099,283
     Units redeemed                             (713,074)      (638,393)      (959,416)      (883,928)    (1,333,729)      (713,396)
                                              -----------    -----------    -----------    -----------   ------------    -----------
  Units outstanding at end of period           1,582,873      1,769,649      1,617,721      1,933,528      1,183,888        877,086
                                              ===========    ===========    ===========    ===========   ============    ===========

      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                  Federated Insurance Series Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                               Federated Fund for U.S.      Federated High Income
                                              Government Securities II            Bond Fund II            Federated Utility Fund II
                                             --------------------------    --------------------------    --------------------------

                                                2001           2000           2001           2000            2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       685    $       406    $     2,123    $     1,381    $       312    $       270
Net realized gains (losses)                          273            (89)        (2,625)        (1,222)          (741)           373
Change in unrealized gains (losses)                  525            859            255         (1,958)        (2,200)        (2,391)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
  from operations                                  1,483          1,176           (247)        (1,799)        (2,629)        (1,748)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           5,688          2,699          2,210          2,456          1,624          3,238
Benefit payments                                    (280)           (67)           (60)          (261)          (297)          (209)
Payments on termination                           (4,261)        (1,001)        (1,926)        (2,823)        (1,380)        (1,786)
Loans - net                                           (2)             -             (3)             -              1              2
Contract administration charges                      (14)            (7)            (7)           (15)            (7)           (16)
Transfers among the sub-accounts
  and with the Fixed Account - net                38,072          2,292          5,217           (996)           789            420
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
  from capital transactions                       39,203          3,916          5,431         (1,639)           730          1,649
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                 40,686          5,092          5,184         (3,438)        (1,899)           (99)

NET ASSETS AT BEGINNING OF PERIOD                 17,239         12,147         15,734         19,172         16,345         16,444
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $    57,925    $    17,239    $    20,918    $    15,734    $    14,446    $    16,345
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period     1,419,834      1,061,383      1,373,875      1,421,294      1,298,519      1,080,900
     Units issued                              4,263,727      1,446,308      2,788,643      1,914,499        393,875        527,192
     Units redeemed                           (1,096,079)    (1,087,857)    (2,191,331)    (1,961,918)      (329,011)      (309,573)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period           4,587,482      1,419,834      1,971,187      1,373,875      1,363,383      1,298,519
                                             ===========    ===========    ===========    ===========    ===========    ===========

      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                               Fidelity Variable Insurance Products Fund Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                  VIP Asset Manager             VIP Contrafund                VIP Equity-Income
                                             --------------------------    --------------------------    --------------------------

                                                2001            2000          2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       604    $       407    $      (314)   $      (682)   $       294    $       321
Net realized gains (losses)                         (100)         1,816           (807)         9,484          3,156          6,140
Change in unrealized gains (losses)               (1,702)        (3,464)        (7,843)       (14,200)        (9,340)          (772)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
  from operations                                 (1,198)        (1,241)        (8,964)        (5,398)        (5,890)         5,689
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           1,636          2,859          5,235         14,042          6,698         10,909
Benefit payments                                    (286)          (126)          (554)          (567)          (583)          (624)
Payments on termination                           (2,739)        (2,461)        (4,037)        (7,498)       (10,400)       (11,954)
Loans - net                                            -              -             (5)            (2)            12            (46)
Contract administration charges                       (9)           (32)           (31)           (55)           (39)          (117)
Transfers among the sub-accounts
  and with the Fixed Account - net                   627             24         (3,582)         1,335          2,099         (2,455)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
  from capital transactions                         (771)           264         (2,974)         7,255         (2,213)        (4,287)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                 (1,969)          (977)       (11,938)         1,857         (8,103)         1,402

NET ASSETS AT BEGINNING OF PERIOD                 22,256         23,233         65,523         63,666         92,438         91,036
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $    20,287    $    22,256    $    53,585    $    65,523    $    84,335    $    92,438
                                             ===========    ===========    ===========    ===========    ===========    ===========


UNITS OUTSTANDING
  Units outstanding at beginning of period     1,504,003      1,408,532      4,022,484      3,327,549      4,910,870      4,656,405
     Units issued                                341,879        389,834        931,916      1,453,912      3,173,484      1,847,933
     Units redeemed                             (351,242)      (294,363)    (1,023,189)      (758,977)    (3,070,753)    (1,593,468)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period           1,494,640      1,504,003      3,931,211      4,022,484      5,013,601      4,910,870
                                             ===========    ===========    ===========    ===========    ===========    ===========

      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                 Fidelity Variable Insurance Products Fund Sub-Accounts
                                                ----------------------------------------------------------------------------------

                                                        VIP Growth                 VIP Index 500             VIP Money Market
                                                --------------------------  --------------------------  --------------------------

                                                     2001         2000           2001          2000          2001          2000
                                                ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $     (1,079) $     (1,400) $       (200) $       (352) $      2,475  $      3,091
Net realized gains (losses)                             (236)       15,245        (4,051)        1,545             -             -
Change in unrealized gains (losses)                  (18,021)      (28,635)       (7,070)       (9,473)            -             -
                                                ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
     from operations                                 (19,336)      (14,790)      (11,321)       (8,280)        2,475         3,091
                                                ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                               5,873        20,438         9,092        24,433        28,427        74,155
Benefit payments                                        (478)         (810)         (524)         (421)       (1,014)         (664)
Payments on termination                               (7,627)       (9,345)       (4,499)       (6,357)      (16,673)       (9,252)
Loans - net                                                -            (1)           (8)           (9)           (1)           47
Contract administration charges                          (48)         (121)          (36)          (35)          (22)          (31)
Transfers among the sub-accounts
     and with the Fixed Account - net                 (2,754)        7,216           630         6,742        12,780       (52,465)
                                                ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
     from capital transactions                        (5,034)       17,377         4,655        24,353        23,497        11,790
                                                ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                    (24,370)        2,587        (6,666)       16,073        25,972        14,881

NET ASSETS AT BEGINNING OF PERIOD                    100,465        97,878        75,322        59,249        81,027        66,146
                                                ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                     $     76,095  $    100,465  $     68,656  $     75,322  $    106,999  $     81,027
                                                ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
     Units outstanding at beginning of period      4,626,382     3,460,148     6,170,479     4,290,305     6,899,827     5,682,745
        Units issued                               1,443,045     2,207,613     3,210,119     3,178,334    69,574,913    41,714,937
        Units redeemed                            (1,529,511)   (1,041,379)   (2,826,649)   (1,298,160)  (67,495,073)  (40,497,855)
                                                ------------  ------------  ------------  ------------  ------------  ------------
     Units outstanding at end of period            4,539,916     4,626,382     6,553,949     6,170,479     8,979,667     6,899,827
                                                ============  ============  ============  ============  ============  ============






See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                Fidelity Variable Insurance           Fidelity Variable Insurance Products
                                                 Products Fund Sub-Accounts           Fund (Service Class 2) Sub-Accounts
                                                ---------------------------  -----------------------------------------------------
                                                                                    VIP          VIP Investment
                                                                               Equity-Income       Grade Bond       VIP Overseas
                                                        VIP Overseas         (Service Class 2)  (Service Class 2) (Service Class 2)
                                                ---------------------------  -----------------  ----------------- ----------------

                                                    2001           2000            2001 (a)          2001 (a)         2001 (a)
                                                ------------   ------------  ------------------ ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $        686   $         90  $                - $              (1)$              -
Net realized gains (losses)                               87          4,037                   -                 -                -
Change in unrealized gains (losses)                   (3,862)        (8,829)                  7                (1)               -
                                                ------------   ------------  ------------------ ----------------- ----------------

Increase (decrease) in net assets
     from operations                                  (3,089)        (4,702)                  7                (2)               -
                                                ------------   ------------  ------------------ ----------------- ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                 959          2,998                 122               151                1
Benefit payments                                        (179)          (316)                  -                 -                -
Payments on termination                               (1,355)        (6,994)                  -                 -                -
Loans - net                                                3              5                   -                 -                -
Contract administration charges                           (7)           (30)                  -                 -                -
Transfers among the sub-accounts
     and with the Fixed Account - net                    360         (2,358)                 24               207                2
                                                ------------   ------------  ------------------ ----------------- ----------------
Increase (decrease) in net assets
     from capital transactions                          (219)        (6,695)                146               358                3
                                                ------------   ------------  ------------------ ----------------- ----------------

INCREASE (DECREASE) IN NET ASSETS                     (3,308)       (11,397)                153               356                3

NET ASSETS AT BEGINNING OF PERIOD                     17,314         28,711                   -                 -                -
                                                ------------   ------------  ------------------ ----------------- ----------------

NET ASSETS AT END OF PERIOD                     $     14,006   $     17,314  $              153 $             356 $              3
                                                ============   ============  ================== ================= ================


UNITS OUTSTANDING
     Units outstanding at beginning of period      1,150,182      1,458,243                   -                 -                -
        Units issued                              12,166,081      4,691,774              16,194            35,153              285
        Units redeemed                           (12,044,874)    (4,999,835)               (345)              (62)               -
                                                ------------   ------------  ------------------ ----------------- ----------------
     Units outstanding at end of period            1,271,389      1,150,182              15,849            35,091              285
                                                ============   ============  ================== ================= ================


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                                                          IAI Retirement Funds, Inc
                                                   Goldman Sachs Variable Insurance Trust Sub-Accounts          Sub-Accounts
                                                -------------------------------------------------------   ------------------------

                                                                                                                   Balanced
                                                VIT CORE Small Cap Equity      VIT International Equity            Portfolio
                                                --------------------------   ---------------------------  ------------------------

                                                    2001           2000           2001           2000       2001 (d)       2000
                                                -----------    -----------    -----------    -----------  -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $       (17)   $        (8)   $         2    $       (21) $        44    $      38
Net realized gains (losses)                             (44)            50           (101)           139         (171)         259
Change in unrealized gains (losses)                     111            (65)          (572)          (379)          72         (353)
                                                -----------    -----------    -----------    -----------  -----------    ---------

Increase (decrease) in net assets
     from operations                                     50            (23)          (671)          (261)         (55)         (56)
                                                -----------    -----------    -----------    -----------  -----------    ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                445            544            921          2,055            7           87
Benefit payments                                        (13)             -            (14)             -          (44)         (12)
Payments on termination                                 (76)           (38)          (103)           (33)         (50)        (267)
Loans - net                                               -              -              -              -            -            -
Contract administration charge                            -              -              -              -            -           (4)
Transfers among the sub-accounts
     and with the Fixed Account - net                    28            533            119            409       (2,018)        (515)
                                                -----------    -----------    -----------    -----------  -----------    ---------

Increase (decrease) in net assets
     from capital transactions                          384          1,039            923          2,431       (2,105)        (711)
                                                -----------    -----------    -----------    -----------  -----------    ---------

INCREASE (DECREASE) IN NET ASSETS                       434          1,016            252          2,170       (2,160)        (767)

NET ASSETS AT BEGINNING OF PERIOD                     1,456            440          2,511            341        2,160        2,927
                                                -----------    -----------    -----------    -----------  -----------    ---------

NET ASSETS AT END OF PERIOD                     $     1,890    $     1,456    $     2,763    $     2,511  $         -    $   2,160
                                                ===========    ===========    ===========    ===========  ===========    =========


UNITS OUTSTANDING
     Units outstanding at beginning of period       119,104         36,103        238,848         27,773      136,970      180,094
        Units issued                                 74,204         96,005        143,913        215,639        4,088       10,362
        Units redeemed                              (43,234)       (13,004)       (39,624)        (4,564)    (141,058)     (53,486)
                                                -----------    -----------    -----------    -----------  -----------    ---------
     Units outstanding at end of period             150,074        119,104        343,137        238,848            -      136,970
                                                ===========    ===========    ===========    ===========  ===========    =========


(d) For the Period Beginning January 1, 2001 and Ended March 15, 2001





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                                                               J.P. Morgan
                                                       IAI Retirement Funds, Inc. Sub-Accounts          Series Trust II Sub-Account
                                                ------------------------------------------------------  ---------------------------

                                                          Regional                    Reserve
                                                         Portfolio                   Portfolio                  Small Company
                                                --------------------------  --------------------------  ---------------------------

                                                   2001 (d)       2000        2001 (d)        2000          2001           2000
                                                ------------  ------------  ------------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $         29  $        (94) $         (1) $         17  $        (29) $         (17)
Net realized gains (losses)                              588         2,032             1            (3)         (110)            38
Change in unrealized gains (losses)                     (687)       (1,348)           (1)            3           (66)          (249)
                                                ------------  ------------  ------------  ------------  ------------  -------------

Increase (decrease) in net assets
     from operations                                     (70)          590            (1)           17          (205)          (228)
                                                ------------  ------------  ------------  ------------  ------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                  20           152            12            23           543          1,417
Benefit payments                                           -           (41)            -             -           (31)             -
Payments on termination                                 (160)       (1,091)          (18)          (63)          (62)           (24)
Loans - net                                                -             2             -             -             -              -
Contract administration charges                           (1)          (22)            -            (2)            -
Transfers among the sub-accounts
     and with the Fixed Account - net                 (6,150)       (3,849)         (345)          (72)         (262)           548
                                                ------------  ------------  ------------  ------------  ------------  -------------

Increase (decrease) in net assets
     from capital transactions                        (6,291)       (4,849)         (351)         (114)          188          1,941
                                                ------------  ------------  ------------  ------------  ------------  -------------

INCREASE (DECREASE) IN NET ASSETS                     (6,361)       (4,259)         (352)          (97)          (17)         1,713

NET ASSETS AT BEGINNING OF PERIOD                      6,361        10,620           352           449         2,309            596
                                                ------------  ------------  ------------  ------------  ------------  -------------

NET ASSETS AT END OF PERIOD                     $          -  $      6,361  $          -  $        352  $      2,292  $       2,309
                                                ============  ============  ============  ============  ============  =============

UNITS OUTSTANDING
     Units outstanding at beginning of period        304,285       533,632        28,841        38,476       188,615         42,567
        Units issued                                 119,157        21,570         1,134         3,621        76,133        162,620
        Units redeemed                              (423,442)     (250,917)      (29,975)      (13,256)      (58,193)       (16,572)
                                                ------------  ------------  ------------  ------------  ------------  -------------
     Units outstanding at end of period                    -       304,285             -        28,841       206,555        188,615
                                                ============  ============  ============  ============  ============  =============


(d) For the Period Beginning January 1, 2001 and Ended March 15, 2001





      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                       Janus Aspen Series Sub-Accounts
                                                -----------------------------------------------------------------------------------


                                                    Aggressive Growth             Balanced                      Flexible Income
                                                ------------------------   --------------------------    --------------------------


                                                    2001         2000          2001           2000           2001           2000
                                                -----------  -----------   -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $      (860) $     4,932   $     1,147    $     3,487    $       765    $       589
Net realized gains (losses)                         (14,001)      16,110          (103)         6,078            142           (164)
Change in unrealized gains (losses)                 (21,331)     (67,013)       (6,548)       (12,801)             6            217
                                                -----------  -----------   -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                                (36,192)     (45,971)       (5,504)        (3,236)           913            642
                                                -----------  -----------   -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              5,516       38,591        10,116         22,515          2,510          2,006
Benefit payments                                       (421)        (472)         (816)          (494)          (234)          (100)
Payments on termination                              (5,271)     (11,446)       (7,829)        (6,765)        (1,588)          (961)
Loans - net                                               1          (73)            2             (7)            (3)            (3)
Contract administration charges                         (47)         (92)          (42)           (55)            (5)            (8)
Transfers among the sub-accounts
     and with the Fixed Account - net                (6,976)      11,441         5,682          6,979          6,080         (2,424)
                                                -----------  -----------   -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                       (7,198)      37,949         7,113         22,173          6,760         (1,490)
                                                -----------  -----------   -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                   (43,390)      (8,022)        1,609         18,937          7,673           (848)

NET ASSETS AT BEGINNING OF PERIOD                    90,604       98,626        87,374         68,437         13,771         14,619
                                                -----------  -----------   -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                     $    47,214  $    90,604   $    88,983    $    87,374    $    21,444    $    13,771
                                                ===========  ===========   ===========    ===========    ===========    ===========


UNITS OUTSTANDING
     Units outstanding at beginning of period     3,833,877    2,297,490     4,810,237      3,207,742      1,009,602      1,074,532
        Units issued                              1,002,854    2,903,650     1,679,456      2,096,790      1,211,077        309,321
        Units redeemed                           (1,420,067)  (1,367,263)   (1,043,088)      (494,295)      (640,779)      (374,251)
                                                -----------  -----------   -----------    -----------    -----------    -----------
     Units outstanding at end of period           3,416,664    3,833,877     5,446,605      4,810,237      1,579,900      1,009,602
                                                ===========  ===========   ===========    ===========    ===========    ===========



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                                                           Janus Aspen Series
                                                         Janus Aspen Series Sub-Accounts            (Service Shares) Sub-Accounts
                                                ------------------------------------------------- ---------------------------------
                                                                                                                      Worldwide
                                                                                                    Global Value        Growth
                                                         Growth               Worldwide Growth    (Service Shares) (Service Shares)
                                                ------------------------  ----------------------- ----------------  --------------

                                                    2001         2000         2001        2000        2001 (a)          2001 (a)
                                                -----------  -----------  ----------- ----------- --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $    (1,401) $     1,364  $    (1,181)$     1,094 $            -    $            -
Net realized gains (losses)                          (9,097)      14,286      (11,266)     27,365              -                 -
Change in unrealized gains (losses)                 (23,864)     (39,231)     (25,187)    (59,858)             -                15
                                                -----------  -----------  ----------- ----------- --------------    --------------

Increase (decrease) in net assets
     from operations                                (34,362)     (23,581)     (37,634)    (31,399)             -                15
                                                -----------  -----------  ----------- ----------- --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              7,194       36,871        9,414      43,746              2               162
Benefit payments                                       (682)      (1,004)        (718)       (904)             -                 -
Payments on termination                              (8,559)     (11,670)     (10,651)    (16,978)             -                 -
Loans - net                                              (5)         (30)           2         (76)             -                 -
Contract administration charges                         (58)         (98)         (68)       (139)             -                 -
Transfers among the sub-accounts
     and with the Fixed Account - net                  (954)      10,381      (14,084)     12,084              6               157
                                                -----------  -----------  ----------- ----------- --------------    --------------

Increase (decrease) in net assets
     from capital transactions                       (3,064)      34,450      (16,105)     37,733              8               319
                                                -----------  -----------  ----------- ----------- --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   (37,426)      10,869      (53,739)      6,334              8               334

NET ASSETS AT BEGINNING OF PERIOD                   124,527      113,658      160,767     154,433              -                 -
                                                -----------  -----------  ----------- ----------- --------------    --------------

NET ASSETS AT END OF PERIOD                     $    87,101  $   124,527  $   107,028 $   160,767 $            8    $          334
                                                ===========  ===========  =========== =========== ==============    ==============


UNITS OUTSTANDING
     Units outstanding at beginning of period     6,372,911    4,232,439    7,440,950   4,995,500              -                 -
        Units issued                              2,280,585    3,699,919    4,633,458   9,874,259            736            36,284
        Units redeemed                           (2,550,884)  (1,559,447)  (5,257,281) (7,428,809)            (1)           (1,637)
                                                -----------  -----------  ----------- ----------- --------------    --------------
     Units outstanding at end of period           6,102,612    6,372,911    6,817,127   7,440,950            735            34,647
                                                ===========  ===========  =========== =========== ==============    ==============


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001





      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)                                                                                     LSA Variable
                                                                                                     Series Trust
                                                   Lazard Retirement Series, Inc. Sub-Accounts       Sub-Accounts
                                                ------------------------------------------------    ---------------

                                                                                                     LSA Aggressive
                                                    Emerging Markets       International Equity         Growth
                                                ----------------------    ----------------------    ---------------

                                                     2001         2000         2001         2000           2001 (a)
                                                ---------    ---------    ---------    ---------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $      (8)   $      (5)   $     (18)   $      (6)   $             -
Net realized gains (losses)                          (119)         (25)         (50)           4                  -
Change in unrealized gains (losses)                    14         (161)        (305)         (80)                 6
                                                ---------    ---------    ---------    ---------    ---------------

Increase (decrease) in net assets
     from operations                                 (113)        (191)        (373)         (82)                 6
                                                ---------    ---------    ---------    ---------    ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              147          451          457          872                 29
Benefit payments                                      (31)           -            -          (13)                 -
Payments on termination                               (23)          (6)         (98)         (33)                 -
Loans - net                                             -            -            -            -                  -
Contract administration charges                         -            -            -            -                  -
Transfers among the sub-accounts
     and with the Fixed Account - net                 192          124          130          212                153
                                                ---------    ---------    ---------    ---------    ---------------

Increase (decrease) in net assets
     from capital transactions                        285          569          489        1,038                182
                                                ---------    ---------    ---------    ---------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     172          378          116          956                188

NET ASSETS AT BEGINNING OF PERIOD                     572          194        1,308          352                  -
                                                ---------    ---------    ---------    ---------    ---------------

NET ASSETS AT END OF PERIOD                     $     744    $     572    $   1,424    $   1,308    $           188
                                                =========    =========    =========    =========    ===============


UNITS OUTSTANDING
     Units outstanding at beginning of period      60,820       14,612      130,655       31,271                  -
        Units issued                               75,667      118,340       89,435      118,045             20,019
        Units redeemed                            (51,882)     (72,132)     (30,006)     (18,661)               (19)
                                                ---------    ---------    ---------    ---------    ---------------
     Units outstanding at end of period            84,605       60,820      190,084      130,655             20,000
                                                =========    =========    =========    =========    ===============


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                LSA Variable Series Trust Sub-Accounts
                                                -------------------------------------------------------------------

                                                                          LSA Basic                    LSA Capital
                                                     LSA Balanced           Value      LSA Blue Chip   Appreciation
                                                ----------------------    ---------    -------------   ------------

                                                   2001         2000       2001 (a)       2001 (a)       2001 (a)
                                                ---------    ---------    ---------    -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $      40    $      46    $      (1)   $           -   $          -
Net realized gains (losses)                           254           92            -                -              -
Change in unrealized gains (losses)                  (358)          22           27                1              7
                                                ---------    ---------    ---------    -------------   ------------

Increase (decrease) in net assets
     from operations                                  (64)         160           26                1              7
                                                ---------    ---------    ---------    -------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            1,796        1,959          361              171             68
Benefit payments                                     (107)           -            -                -              -
Payments on termination                              (156)         (33)           -                -              -
Loans - net                                             -            -            -                -              -
Contract administration charges                        (1)           -            -                -              -
Transfers among the sub-accounts
     and with the Fixed Account - net               1,251           (1)          34               33             14
                                                ---------    ---------    ---------    -------------   ------------

Increase (decrease) in net assets
     from capital transactions                      2,783        1,925          395              204             82
                                                ---------    ---------    ---------    -------------   ------------

INCREASE (DECREASE) IN NET ASSETS                   2,719        2,085          421              205             89

NET ASSETS AT BEGINNING OF PERIOD                   2,163           78            -                -              -
                                                ---------    ---------    ---------    -------------   ------------

NET ASSETS AT END OF PERIOD                     $   4,882    $   2,163    $     421    $         205   $         89
                                                =========    =========    =========    =============   ============


UNITS OUTSTANDING
     Units outstanding at beginning of period     193,782        7,512            -                -              -
        Units issued                              287,248      211,670       43,953           23,851          9,203
        Units redeemed                            (42,807)     (25,400)         (83)          (2,861)          (312)
                                                ---------    ---------    ---------    -------------   ------------
     Units outstanding at end of period           438,223      193,782       43,870           20,990          8,891
                                                =========    =========    =========    =============   ============

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                             LSA Variable Series Trust Sub-Accounts
                                                          -----------------------------------------------------------------------

                                                                                      LSA Diversified
                                                           LSA Disciplined Equity          Mid Cap     LSA Emerging Growth Equity
                                                          ------------------------    ---------------  --------------------------


                                                             2001          2000           2001 (a)        2001            2000
                                                          ----------    ----------    ---------------  ----------      ----------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                        $      (28)   $      (10)   $             -  $      (32)     $      (27)
      Net realized gains (losses)                                (92)           15                  -        (533)            507
      Change in unrealized gains (losses)                       (217)         (226)                18          55          (1,361)
                                                          ----------    ----------    ---------------  ----------      ----------

      Increase (decrease) in net assets
           from operations                                      (337)         (221)                18        (510)           (881)
                                                          ----------    ----------    ---------------  ----------      ----------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                                   683         1,816                209         640           2,149
      Benefit payments                                             -             -                  -           -             (11)
      Payments on termination                                    (97)           (9)                 -         (88)            (39)
      Loans - net                                                  -             -                  -           -               -
      Contract administration charges                             (1)            -                  -          (1)              -
      Transfers among the sub-accounts
           and with the Fixed Account - net                      537           335                 10        (272)          1,032
                                                          ----------    ----------    ---------------  ----------      ----------

      Increase (decrease) in net assets
           from capital transactions                           1,122         2,142                219         279           3,131
                                                          ----------    ----------    ---------------  ----------      ----------

      INCREASE (DECREASE) IN NET ASSETS                          785         1,921                237        (231)          2,250

      NET ASSETS AT BEGINNING OF PERIOD                        2,066           145                  -       2,625             375
                                                          ----------    ----------    ---------------  ----------      ----------

      NET ASSETS AT END OF PERIOD                         $    2,851    $    2,066    $           237  $    2,394      $    2,625
                                                          ==========    ==========    ===============  ==========      ==========


      UNITS OUTSTANDING
           Units outstanding at beginning of period          205,223        12,619                  -     218,264          21,450
              Units issued                                   165,928       219,754             23,747     107,661         200,533
              Units redeemed                                 (46,530)      (27,150)               (37)    (80,063)         (3,719)
                                                          ----------    ----------    ---------------  ----------      ----------
           Units outstanding at end of period                324,621       205,223             23,710     245,862         218,264
                                                          ==========    ==========    ===============  ==========      ==========


     (a) For the Period Beginning August 1, 2001 and Ended December 31, 2001




     See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                             LSA Variable Series Trust Sub-Accounts
                                                ------------------------------------------------------------------------

                                                                                                             LSA Mid Cap
                                                  LSA Focused Equity      LSA International Growth Equity       Value
                                                ----------------------    -------------------------------    -----------

                                                     2001         2000              2001             2000     2001 (a)
                                                ---------    ---------    --------------    -------------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $     (33)   $     (21)   $          (49)   $         (24)   $        -
Net realized gains (losses)                           (98)         103              (102)             104             -
Change in unrealized gains (losses)                  (256)        (496)             (380)            (326)            7
                                                ---------    ---------    --------------    -------------    ----------

Increase (decrease) in net assets
     from operations                                 (387)        (414)             (531)            (246)            7
                                                ---------    ---------    --------------    -------------    ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              531        1,883             1,204            2,550           106
Benefit payments                                        -            -               (10)               -             -
Payments on termination                              (129)         (28)             (170)             (26)            -
Loans - net                                             -            -                 -                -             -
Contract administration charges                        (1)           -                (1)               -             -
Transfers among the sub-accounts
     and with the Fixed Account - net                 700          355               487              306            11
                                                ---------    ---------    --------------    -------------    ----------

Increase (decrease) in net assets
     from capital transactions                      1,101        2,210             1,510            2,830           117
                                                ---------    ---------    --------------    -------------    ----------

INCREASE (DECREASE) IN NET ASSETS                     714        1,796               979            2,584           124

NET ASSETS AT BEGINNING OF PERIOD                   2,328          532             2,930              346             -
                                                ---------    ---------    --------------    -------------    ----------

NET ASSETS AT END OF PERIOD                     $   3,042    $   2,328    $        3,909    $       2,930    $      124
                                                =========    =========    ==============    =============    ==========


UNITS OUTSTANDING
     Units outstanding at beginning of period     214,548       42,587           265,908           28,296             -
        Units issued                              153,932      188,948           203,833          256,747        11,765
        Units redeemed                            (32,458)     (16,987)          (50,544)         (19,135)         (161)
                                                ---------    ---------    --------------    -------------    ----------
     Units outstanding at end of period           336,022      214,548           419,197          265,908        11,604
                                                =========    =========    ==============    =============    ==========


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                          LSA Variable Series
                                                           Trust Sub-Accounts         MFS Variable Insurance Trust Sub-Accounts
                                                         -----------------------   ------------------------------------------------

                                                                                        MFS Emerging             MFS Investors
                                                             LSA Value Equity           Growth Series           Trust Series (b)
                                                         -----------------------   -----------------------   ----------------------

                                                            2001         2000         2001         2000         2001        2000
                                                         ----------   ----------   ----------   ----------   ----------   ---------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                        $    (28)    $     (2)   $    (118)    $   (121)   $     (55)   $    (49)
      Net realized gains (losses)                               67          165         (589)         578           14          54
      Change in unrealized gains (losses)                     (270)         (46)      (2,977)      (2,923)      (1,088)        (74)
                                                         ----------   ----------   ----------   ----------   ----------   ---------

      Increase (decrease) in net assets
           from operations                                    (231)         117       (3,684)      (2,466)      (1,129)        (69)
                                                         ----------   ----------   ----------   ----------   ----------   ---------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                               1,563        1,774        1,704        6,314        1,195       1,314
      Benefit payments                                         (67)         (15)         (44)         (48)        (151)         (9)
      Payments on termination                                 (161)         (42)        (403)        (249)        (330)       (239)
      Loans - net                                                -            -            -            -            -           -
      Contract administration charges                           (1)           -           (6)          (2)          (3)         (2)
      Transfers among the sub-accounts
           and with the Fixed Account - net                    949          293          644        2,114          680       1,267
                                                         ----------   ----------   ----------   ----------   ----------   ---------

      Increase (decrease) in net assets
           from capital transactions                         2,283        2,010        1,895        8,129        1,391       2,331
                                                         ----------   ----------   ----------   ----------   ----------   ---------

      INCREASE (DECREASE) IN NET ASSETS                      2,052        2,127       (1,789)       5,663          262       2,262

      NET ASSETS AT BEGINNING OF PERIOD                      2,317          190       10,190        4,527        6,154       3,892
                                                         ----------   ----------   ----------   ----------   ----------   ---------

      NET ASSETS AT END OF PERIOD                         $  4,369     $  2,317    $   8,401    $  10,190    $   6,416    $  6,154
                                                         ==========   ==========   ==========   ==========   ==========   =========


      UNITS OUTSTANDING
           Units outstanding at beginning of period        184,697       17,215      668,411      221,207      531,245     330,515
             Units issued                                  254,953      181,288      382,618      531,827      251,882     257,634
             Units redeemed                                (66,716)     (13,806)    (199,062)     (84,623)    (111,276)    (56,904)
                                                         ----------   ----------   ----------   ----------   ----------   ---------
           Units outstanding at end of period              372,934      184,697      851,967      668,411      671,851     531,245
                                                         ==========   ==========   ==========   ==========   ==========   =========

      (b) Previously known as MFS Growth with Income


      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                                         MFS Variable Insurance Trust Sub-Accounts
                                                          --------------------------------------------------------------------------

                                                                 MFS New                    MFS
                                                             Discovery Series          Research Series      MFS Total Return Series
                                                          ----------------------   ----------------------   ------------------------

                                                             2001        2000         2001        2000         2001          2000
                                                          ----------   ---------   ----------   ---------   -----------   ----------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                        $    (117)    $   (78)    $    (69)    $   (55)    $      47     $     19
      Net realized gains (losses)                              (682)        209          (64)        258           261          161
      Change in unrealized gains (losses)                      (145)       (733)      (1,236)       (751)         (364)         405
                                                          ----------   ---------   ----------   ---------   -----------   ----------

      Increase (decrease) in net assets
           from operations                                     (944)       (602)      (1,369)       (548)          (56)         585
                                                          ----------   ---------   ----------   ---------   -----------   ----------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                                1,374       4,579        1,378       2,275         4,238        1,376
      Benefit payments                                         (242)        (48)          (4)        (35)          (90)         (22)
      Payments on termination                                  (458)       (320)        (295)       (203)       (1,156)        (161)
      Loans - net                                                 -           -            -           -             -            -
      Contract administration charges                            (4)         (1)          (2)         (1)           (3)          (1)
      Transfers among the sub-accounts
           and with the Fixed Account - net                    (803)      4,215         (261)      2,043         4,460          688
                                                          ----------   ---------   ----------   ---------   -----------   ----------

      Increase (decrease) in net assets
           from capital transactions                           (133)      8,425          816       4,079         7,449        1,880
                                                          ----------   ---------   ----------   ---------   -----------   ----------

      INCREASE (DECREASE) IN NET ASSETS                      (1,077)      7,823         (553)      3,531         7,393        2,465

      NET ASSETS AT BEGINNING OF PERIOD                       9,940       2,117        5,730       2,199         4,776        2,311
                                                          ----------   ---------   ----------   ---------   -----------   ----------

      NET ASSETS AT END OF PERIOD                         $   8,863    $  9,940    $   5,177    $  5,730    $   12,169    $   4,776
                                                          ==========   =========   ==========   =========   ===========   ==========


      UNITS OUTSTANDING
           Units outstanding at beginning of period         590,884     108,995      453,042     162,347       387,825      214,224
             Units issued                                   419,115     577,599      272,846     377,001       863,349      383,556
             Units redeemed                                (437,037)    (95,710)    (190,249)    (86,306)     (247,178)    (209,955)
                                                          ----------   ---------   ----------   ---------   -----------   ----------
           Units outstanding at end of period               572,962     590,884      535,639     453,042     1,003,996      387,825
                                                          ==========   =========   ==========   =========   ===========   ==========

      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                         MFS Variable Insurance Trust
                                                         (Service Class) Sub-Accounts         OCC Accumulation Trust Sub-Accounts
                                                       ---------------------------------   -----------------------------------------
                                                           MFS New            MFS                                            OCC
                                                       Discovery Series Utilities Series                                 Science and
                                                        (Service Class)  (Service Class)            OCC Equity           Technology
                                                       ---------------------------------   ---------------------------   -----------

                                                           2001 (a)          2001 (a)          2001           2000        2001 (c)
                                                       ---------------   ---------------   ------------   ------------   -----------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                      $           -     $         (1)    $      (17)    $       (7)    $      (1)
      Net realized gains (losses)                                   -                -              8             23             -
      Change in unrealized gains (losses)                          29               (1)          (182)           111           (27)
                                                       ---------------   ---------------   ------------   ------------   -----------

      Increase (decrease) in net assets
           from operations                                         29               (2)          (191)           127           (28)
                                                       ---------------   ---------------   ------------   ------------   -----------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                                    166              235          1,115          1,431           297
      Benefit payments                                              -                -             (5)             -             -
      Payments on termination                                       -                -           (212)           (43)           (8)
      Loans - net                                                   -                -              -              -             -
      Contract administration charges                               -                -             (1)             -             -
      Transfers among the sub-accounts
           and with the Fixed Account - net                         2              195            100           (189)           36
                                                       ---------------   ---------------   ------------   ------------   -----------

      Increase (decrease) in net assets
           from capital transactions                              168              430            997          1,199           325
                                                       ---------------   ---------------   ------------   ------------   -----------

      INCREASE (DECREASE) IN NET ASSETS                           197              428            806          1,326           297

      NET ASSETS AT BEGINNING OF PERIOD                             -                -          1,387             61             -
                                                       ---------------   ---------------   ------------   ------------   -----------

      NET ASSETS AT END OF PERIOD                       $         197     $        428     $    2,193     $    1,387     $     297
                                                       ===============   ===============   ============   ============   ===========
      UNITS OUTSTANDING
           Units outstanding at beginning of period                 -                -        120,642          5,784             -
             Units issued                                      19,134           48,364        150,264        167,655        85,572
             Units redeemed                                       (46)            (567)       (62,754)       (52,797)       (8,653)
                                                       ---------------   --------------   ------------   ------------   -----------
           Units outstanding at end of period                  19,088           47,797        208,152        120,642        76,919
                                                       ===============   ==============   ============   ============   ===========

      (a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

      (c) For the Period Beginning May 1, 2001 and Ended December 31, 2001



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)                                                                   Oppenheimer Variable           PIMCO Variable
                                                        OCC Accumulation          Account Funds (Service          Insurance Trust
                                                       Trust Sub-Accounts        Class ("SC")) Sub-Accounts        Sub-Accounts
                                                       ----------------------   ----------------------------   ---------------------
                                                                                                Oppenheimer
                                                                                 Oppenheimer    Main Street
                                                                                International    Small Cap
                                                           OCC Small Cap         Growth (SC)     Growth (SC)        Foreign Bond
                                                       ----------------------   -------------   ------------   ---------------------


                                                         2001         2000         2001 (a)       2001 (a)       2001        2000
                                                       ---------   ----------   -------------   ------------   ---------   ---------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                     $    (12)   $      (8)      $       -       $      -    $     14    $      9
      Net realized gains (losses)                            86           79               -              -           1           8
      Change in unrealized gains (losses)                    12          159               -              6          12          (1)
                                                       ---------   ----------   -------------   ------------   ---------   ---------

      Increase (decrease) in net assets
           from operations                                   86          230               -              6          27          16
                                                       ---------   ----------   -------------   ------------   ---------   ---------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                              641          401              18             68         122          76
      Benefit payments                                       (3)           -               -              -          (4)          -
      Payments on termination                               (92)         (31)              -              -         (26)         (6)
      Loans - net                                             -            -               -              -           -           -
      Contract administration charges                         -            -               -              -           -           -
      Transfers among the sub-accounts
           and with the Fixed Account - net                 324          405               3             20         187          76
                                                       ---------   ----------   -------------   ------------   ---------   ---------

      Increase (decrease) in net assets
           from capital transactions                        870          775              21             88         279         146
                                                       ---------   ----------   -------------   ------------   ---------   ---------
      INCREASE (DECREASE) IN NET ASSETS                     956        1,005              21             94         306         162
      NET ASSETS AT BEGINNING OF PERIOD                   1,005            -               -              -         344         182
                                                       ---------   ----------   -------------   ------------   ---------   ---------
      NET ASSETS AT END OF PERIOD                      $  1,961    $   1,005       $      21       $     94    $    650    $    344
                                                       =========   ==========   =============   ============   =========   =========


      UNITS OUTSTANDING
           Units outstanding at beginning of period      66,388            -               -              -      31,299      17,747
             Units issued                                92,758      167,823           2,302          9,912      34,891      14,269
             Units redeemed                             (36,462)    (101,435)             (3)          (794)    (10,042)       (717)
                                                       ---------   ----------   -------------   ------------   ---------   ---------
           Units outstanding at end of period           122,684       66,388           2,299          9,118      56,148      31,299
                                                       =========   ==========   =============   ============   =========   =========

      (a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                                      PIMCO Variable Insurance Trust Sub-Accounts
                                                        ------------------------------------------------------------------------


                                                                                        StocksPLUS
                                                              Money Market           Growth and Income       Total Return Bond
                                                        ------------------------   ---------------------   ---------------------

                                                           2001          2000        2001        2000        2001        2000
                                                        -----------   ----------   ---------   ---------   ---------   ---------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                      $      127    $     138    $     59    $     67    $    130    $     66
      Net realized gains (losses)                                -            -        (146)         60         142           1
      Change in unrealized gains (losses)                        -            -        (181)       (296)        (32)         63
                                                        -----------   ----------   ---------   ---------   ---------   ---------

      Increase (decrease) in net assets
           from operations                                     127          138        (268)       (169)        240         130
                                                        -----------   ----------   ---------   ---------   ---------   ---------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                               7,283        7,188         807       1,705       2,635       1,701
      Benefit payments                                          (2)           -          (9)        (14)        (25)          -
      Payments on termination                                 (581)        (111)       (154)        (41)       (176)        (34)
      Loans - net                                                -            -           -           -           -           -
      Contract administration charges                           (1)           -          (1)          -          (1)          -
      Transfers among the sub-accounts
           and with the Fixed Account - net                  1,696       (3,447)        324         240       1,116         287
                                                        -----------   ----------   ---------   ---------   ---------   ---------

      Increase (decrease) in net assets
           from capital transactions                         8,395        3,630         967       1,890       3,549       1,954
                                                        -----------   ----------   ---------   ---------   ---------   ---------

      INCREASE (DECREASE) IN NET ASSETS                      8,522        3,768         699       1,721       3,789       2,084

      NET ASSETS AT BEGINNING OF PERIOD                      4,334          566       1,870         149       2,636         552
                                                        -----------   ----------   ---------   ---------   ---------   ---------

      NET ASSETS AT END OF PERIOD                       $   12,856    $   4,334    $  2,569    $  1,870    $  6,425    $  2,636
                                                        ===========   ==========   =========   =========   =========   =========


      UNITS OUTSTANDING
           Units outstanding at beginning of period        411,588       56,127     180,120      12,797     239,631      54,733
             Units issued                                1,129,025      762,741     166,710     221,734     406,019     204,595
             Units redeemed                               (345,025)    (407,280)    (63,200)    (54,411)    (92,193)    (19,697)
                                                        -----------   ----------   ---------   ---------   ---------   ---------
           Units outstanding at end of period            1,195,588      411,588     283,630     180,120     553,457     239,631
                                                        ===========   ==========   =========   =========   =========   =========


      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)                                                                            Rydex
                                                                                           Variable
                                                               Putnam Variable               Trust      Salomon Brothers Variable
                                                             Trust Sub-Accounts           Sub-Account   Series Funds Sub-Account
                                                      ---------------------------------   -----------   -------------------------

                                                                      VT International
                                                                         Growth and
                                                      VT High Yield        Income          Rydex OTC             Capital
                                                      -------------   -----------------   -----------   -------------------------

                                                           2001 (a)        2001 (a)         2001 (c)        2001          2000
                                                      -------------   -----------------   -----------   ------------   ----------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                     $         -     $             -     $       -     $      (26)    $     (7)
      Net realized gains (losses)                                -                   -             -             39          155
      Change in unrealized gains (losses)                        2                   1             4            (35)          (7)
                                                      -------------   -----------------   -----------   ------------   ----------

      Increase (decrease) in net assets
           from operations                                       2                   1             4            (22)         141
                                                      -------------   -----------------   -----------   ------------   ----------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                                 103                  20           163          1,878        2,089
      Benefit payments                                           -                   -             -            (77)         (15)
      Payments on termination                                    -                   -            (2)          (206)         (30)
      Loans - net                                                -                   -             -              -            -
      Contract administration charges                            -                   -             -             (1)           -
      Transfers among the sub-accounts
           and with the Fixed Account - net                     22                   6            35            865           17
                                                      -------------   -----------------   -----------   ------------   ----------

      Increase (decrease) in net assets
           from capital transactions                           125                  26           196          2,459        2,061
                                                      -------------   -----------------   -----------   ------------   ----------

      INCREASE (DECREASE) IN NET ASSETS                        127                  27           200          2,437        2,202

      NET ASSETS AT BEGINNING OF PERIOD                          -                   -             -          2,770          568
                                                      -------------   -----------------   -----------   ------------   ----------

      NET ASSETS AT END OF PERIOD                      $       127     $            27     $     200     $    5,207     $  2,770
                                                      =============   =================   ===========   ============   ==========


      UNITS OUTSTANDING
           Units outstanding at beginning of period              -                   -             -        206,125       49,256
             Units issued                                   13,071               2,819        34,029        234,573      172,165
             Units redeemed                                   (180)                 (3)       (4,655)       (53,650)     (15,296)
                                                      -------------   -----------------   -----------   ------------   ----------
           Units outstanding at end of period               12,891               2,816        29,374        387,048      206,125
                                                      =============   =================   ===========   ============   ==========

      (a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

      (c) For the Period Beginning May 1, 2001 and Ended December 31, 2001



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                                   Scudder Variable Series I Sub-Accounts
                                                ----------------------------------------------------------------------------------


                                                        Balanced                      Bond                    Global Discovery
                                                --------------------------  --------------------------  --------------------------

                                                    2001          2000          2001          2000          2001          2000
                                                ------------  ------------  -----------   ------------  ------------  ------------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)               $      302    $      71    $      243     $      300     $     (53)   $     (18)
      Net realized gains (losses)                       342        3,546            62            (62)         (330)          15
      Change in unrealized gains (losses)            (2,626)      (4,481)           59            457          (827)        (418)
                                                ------------  -----------  ------------   ------------   -----------  ------------

      Increase (decrease) in net assets
           from operations                           (1,982)        (864)          364            695        (1,210)        (421)
                                                ------------  -----------  ------------   ------------   ------------  -----------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                        2,886        4,244         3,172          1,517           547        2,773
      Benefit payments                                 (256)        (136)         (265)          (100)           (8)         (13)
      Payments on termination                        (2,522)      (2,516)       (1,858)          (615)         (126)         (83)
      Loans - net                                         1            2             1             (2)            -            -
      Contract administration charges                   (10)         (25)           (4)            (7)           (1)           -
      Transfers among the sub-accounts
           and with the Fixed Account - net           1,599          647         8,757           (694)         (748)       1,246
                                                ------------   ----------   -----------   ------------   ------------  -----------

      Increase (decrease) in net assets
           from capital transactions                  1,698        2,216         9,803             99          (336)       3,923
                                                ------------   ----------   -----------   ------------   ------------  -----------

      INCREASE (DECREASE) IN NET ASSETS                (284)       1,352        10,167            794        (1,546)       3,502

      NET ASSETS AT BEGINNING OF PERIOD              25,885       24,533         8,678          7,884         5,030        1,528
                                                ------------   ----------   -----------   ------------   ------------  -----------

      NET ASSETS AT END OF PERIOD                $   25,601     $ 25,885     $  18,845     $    8,678     $   3,484     $  5,030
                                                ============   ==========   ===========   ============   ============  ===========

      UNITS OUTSTANDING
           Units outstanding at beginning
                of period                         1,531,949    1,281,344       719,637        683,613       311,566       86,747
             Units issued                           603,240      516,509     1,302,975        268,570       144,229      425,268
             Units redeemed                        (373,106)    (265,904)     (463,762)      (232,546)     (157,671)    (200,449)
                                                ------------   ----------   -----------   ------------   ------------  -----------
           Units outstanding at end of period     1,762,083    1,531,949     1,558,850        719,637       298,124      311,566
                                                ============   ==========   ===========   ============   ============  ===========



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                                                                        STI Classic Variable
                                                      Scudder Variable Series I Sub-Accounts             Trust Sub-Accounts
                                              ------------------------------------------------------  --------------------------


                                                   Growth and Income            International          STI Capital Appreciation
                                              --------------------------  --------------------------  --------------------------


                                                  2001          2000          2001          2000          2001          2000
                                              ------------  ------------  -----------   ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $       (5)    $     (3)    $     (49)    $      (29)    $       (5)   $      (4)
Net realized gains (losses)                           (52)          32            69            448             12            8
Change in unrealized gains (losses)                  (364)        (144)         (267)          (670)            (8)          (8)
                                              ------------   ----------   -----------   ------------   ------------  -----------

Increase (decrease) in net assets
     from operations                                 (421)        (115)         (247)          (251)            (1)          (4)
                                              ------------   ----------   -----------   ------------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              700        1,337           563          1,542            317          160
Benefit payments                                     (156)         (52)          (13)            (4)             -            -
Payments on termination                              (277)        (108)         (373)          (159)           (10)          (6)
Loans - net                                             -            -             -              -              -            -
Contract administration charges                        (1)          (1)           (1)             -              -            -
Transfers among the sub-accounts
     and with the Fixed Account - net                 198           47          (595)         1,650             77         (109)
                                              ------------   ----------   -----------   ------------   ------------  -----------

Increase (decrease) in net assets
     from capital transactions                        464        1,223          (419)         3,029            384           45
                                              ------------   ----------   -----------   ------------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS                      43        1,108          (666)         2,778            383           41

NET ASSETS AT BEGINNING OF PERIOD                   3,355        2,247         4,339          1,561            368          327
                                              ------------   ----------   -----------   ------------   ------------  -----------

NET ASSETS AT END OF PERIOD                    $    3,398     $  3,355     $   3,673     $    4,339     $      751    $     368
                                              ============   ==========   ===========   ============   ============  ===========


UNITS OUTSTANDING
     Units outstanding at beginning of period     315,789      204,086       356,590         98,676         35,973       32,461
       Units issued                               152,825      295,317    24,878,897      4,343,864         82,665       16,625
       Units redeemed                            (100,901)    (183,614)  (24,788,535)    (4,085,950)       (39,622)     (13,113)
                                              ------------   ----------   -----------   ------------   ------------  -----------
     Units outstanding at end of period           367,713      315,789       446,952        356,590         79,016       35,973
                                              ============   ==========   ===========   ============   ============  ===========



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                                                                           Strong Opportunity
                                                     STI Classic Variable Trust Sub-Accounts             Fund II, Inc. Sub-Account
                                                ------------------------------------------------------  ---------------------------


                                                 STI International Equity     STI Value Income Stock       Opportunity Fund II
                                                --------------------------  --------------------------  ---------------------------


                                                    2001          2000          2001           2000          2001          2000
                                                ------------  ------------  ------------   ------------  ------------  ------------

      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)               $       (9)   $       -     $      11     $        -    $      (82)   $      (31)
      Net realized gains (losses)                       (17)           3          (109)            (5)        1,134           700
      Change in unrealized gains (losses)               (53)          (3)          (76)            25        (1,708)         (575)
                                                ------------  ------------  -----------   ------------  ------------  ------------

      Increase (decrease) in net assets
           from operations                              (79)           -          (174)            20          (656)           94
                                                ------------  ------------  -----------   ------------  ------------  ------------


      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                          186           22           528            203         3,918         2,549
      Benefit payments                                    -            -             -             (8)          (17)            -
      Payments on termination                           (19)           -          (130)           (17)         (561)          (83)
      Loans - net                                         -            -             -              -             -             -
      Contract administration charges                     -            -            (1)             -            (3)            -
      Transfers among the sub-accounts
           and with the Fixed Account - net             931            -         2,847             98         3,886         1,482
                                                ------------  ------------  -----------   ------------  ------------  ------------

      Increase (decrease) in net assets
           from capital transactions                  1,098           22         3,244            276         7,223         3,948
                                                ------------  ------------  -----------   ------------  ------------  ------------


      INCREASE (DECREASE) IN NET ASSETS               1,019           22         3,070            296         6,567         4,042

      NET ASSETS AT BEGINNING OF PERIOD                  22            -           386             90         5,306         1,264
                                                ------------  ------------  -----------   ------------  ------------  ------------

      NET ASSETS AT END OF PERIOD                $    1,041     $     22     $   3,456     $      386     $  11,873     $   5,306
                                                ============   ==========   ===========   ============   ============  ===========



      UNITS OUTSTANDING
           Units outstanding at beginning
                of period                             2,216           21        40,735         10,477       348,983        86,909
               Units issued                         787,058        3,073       640,413        214,471       799,662       309,784
               Units redeemed                      (661,598)        (878)     (309,224)      (184,213)     (285,000)      (47,710)
                                                ------------   ----------   -----------   ------------  ------------  ------------
           Units outstanding at end of period       127,676        2,216       371,924         40,735       863,645       348,983
                                                ============   ==========   ===========   ============  ============  ============



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                                                                          T. Rowe Price Equity
                                                Strong Variable Insurance Funds, Inc. Sub-Accounts     Series, Inc. Sub-Accounts
                                              -------------------------------------------------------  ---------------------------


                                                   Discovery Fund II         Mid Cap Growth Fund II    T. Rowe Price Equity Income
                                              --------------------------  ---------------------------  ---------------------------


                                                  2001          2000          2001           2000          2001          2000
                                              ------------  ------------  ------------   ------------  ------------  ------------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)             $      (26)   $     (20)    $    (147)     $     (163)   $       21    $        32
      Net realized gains (losses)                    (129)           3        (3,942)          1,207           207            192
      Change in unrealized gains (losses)             (29)        (146)         (687)         (4,681)         (319)           471
                                              ------------   ----------   ------------   ------------  ------------  ------------

      Increase (decrease) in net assets
           from operations                           (184)        (163)       (4,776)         (3,637)          (91)           695
                                              ------------   ----------   ------------   ------------  ------------  ------------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                        497          543         1,365           9,106         3,256          1,578
      Benefit payments                               (109)         (21)         (126)            (29)          (55)           (29)
      Payments on termination                        (412)         (69)         (698)           (500)       (1,465)          (445)
      Loans - net                                       -            -             -               -             -              -
      Contract administration charges                  (2)           -            (7)             (3)           (3)            (1)
      Transfers among the sub-accounts
           and with the Fixed Account - net        (3,546)       4,530        (2,109)          4,261         7,752          1,817
                                              ------------   ----------   ------------   ------------  ------------  ------------

      Increase (decrease) in net assets
           from capital transactions               (3,572)       4,983        (1,575)         12,835         9,485          2,920
                                              ------------   ----------   ------------   ------------  ------------  ------------

      INCREASE (DECREASE) IN NET ASSETS            (3,756)       4,820        (6,351)          9,198         9,394          3,615

      NET ASSETS AT BEGINNING OF PERIOD             5,025          205        14,651           5,453         6,593          2,978
                                              ------------   ----------   ------------   ------------  ------------  ------------

      NET ASSETS AT END OF PERIOD              $    1,269     $  5,025     $   8,300      $   14,651    $   15,987    $     6,593
                                              ============   ==========   ============   ============  ============  ============


      UNITS OUTSTANDING
           Units outstanding at beginning
                of period                         426,319       17,930       881,696         255,016       536,228        269,881
             Units issued                         240,242      531,364       654,241         816,460     1,303,928        774,459
             Units redeemed                      (559,424)    (122,975)     (776,225)       (189,780)     (537,385)      (508,112)
                                              ------------   ----------   ------------   ------------  ------------   ------------
           Units outstanding at end of period     107,137      426,319       759,712         881,696     1,302,771        536,228
                                              ============   ==========   ============   ============  =============  ============



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)                                                                                              T. Rowe Price
                                                                                                        International Series, Inc.
                                                  T. Rowe Price Equity Series, Inc. Sub-Accounts              Sub-Account
                                             --------------------------------------------------------  --------------------------

                                                                                  T. Rowe Price              T. Rowe Price
                                             T. Rowe Price Mid-Cap Growth      New America Growth          International Stock
                                             ---------------------------- ---------------------------  --------------------------


                                                  2001          2000          2001           2000          2001          2000
                                              ------------  ------------  ------------   ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $     (105)    $    (67)    $      (23)    $      (21)   $       25     $      (15)
Net realized gains (losses)                           (12)         313           (220)           170           710            236
Change in unrealized gains (losses)                    95         (120)           (72)          (366)         (323)          (427)
                                              ------------   ----------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
     from operations                                  (22)         126           (315)          (217)          412           (206)
                                              ------------   ----------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            2,179        2,274            264            747         1,057          2,133
Benefit payments                                     (128)         (66)             -             (6)         (110)            (4)
Payments on termination                              (513)        (171)          (113)           (36)         (146)          (105)
Loans - net                                             -            -              -              -             -              -
Contract administration charges                        (3)          (1)            (1)            (1)           (1)             -
Transfers among the sub-accounts
     and with the Fixed Account - net                (143)       3,733            170            (44)          764            169
                                              ------------   ----------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
     from capital transactions                      1,392        5,769            320            660         1,564          2,193
                                              ------------   ----------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                   1,370        5,895              5            443         1,976          1,987

NET ASSETS AT BEGINNING OF PERIOD                   8,868        2,973          1,673          1,230         2,979            992
                                              ------------   ----------   ------------   ------------  ------------   ------------

NET ASSETS AT END OF PERIOD                    $   10,238     $  8,868     $    1,678     $    1,673    $    4,955     $    2,979
                                              ============   ==========   ============   ============  =============  ============

UNITS OUTSTANDING
     Units outstanding at beginning of period
                                                  599,876      211,807        151,687         98,352       261,076         69,934
       Units issued                               579,862      513,192        115,394         81,859    22,762,660      5,076,830
       Units redeemed                            (445,901)    (125,123)       (89,164)       (28,524)  (22,450,038)    (4,885,688)
                                              ------------   ----------   ------------   ------------  ------------   ------------
     Units outstanding at end of period           733,837      599,876        177,917        151,687       573,698        261,076
                                              ============   ==========   ============   ============  =============  ============



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                                   The Universal Institutional Funds, Inc. Sub-Accounts
                                                -----------------------------------------------------------------------------------


                                                         High Yield                Mid Cap Growth             Mid Cap Value
                                                --------------------------  ---------------------------  --------------------------


                                                    2001          2000          2001           2000          2001          2000
                                                ------------  ------------  ------------   ------------  ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss)                   $      142    $     101      $     (40)     $     (27)    $      (38)    $      (9)
 Net realized gains (losses)                          (102)          (2)          (362)            32            (94)          207
 Change in unrealized gains (losses)                  (169)        (179)          (557)          (513)            56          (138)
                                               ------------  ------------   ------------   ------------  ------------   ------------

 Increase (decrease) in net assets
      from operations                                 (129)         (80)          (959)          (508)           (76)           60
                                               ------------  ------------   ------------   ------------  ------------   ------------

 INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
 Deposits                                              298          763          1,174          2,645          1,472         1,424
 Benefit payments                                      (14)           -            (28)             -             (4)            -
 Payments on termination                               (69)         (22)          (211)           (80)          (184)          (15)
 Loans - net                                             -            -              -              -              -             -
 Contract administration charges                         -            -             (1)             -             (1)            -
 Transfers among the sub-accounts
      and with the Fixed Account - net                 509           (4)          (274)         1,110            672           160
                                               ------------  -----------   ------------   ------------  ------------   ------------
 Increase (decrease) in net assets
      from capital transactions                        724          737            660          3,675          1,955         1,569
                                               ------------  -----------   ------------   ------------  ------------   ------------

 INCREASE (DECREASE) IN NET ASSETS                     595          657           (299)         3,167          1,879         1,629

 NET ASSETS AT BEGINNING OF PERIOD                     842          185          3,258             91          1,702            73
                                               ------------  -----------   ------------   ------------  ------------   ------------

 NET ASSETS AT END OF PERIOD                    $    1,437    $     842     $    2,959     $    3,258    $     3,581    $    1,702
                                               ============  ===========   ============   ============  =============  ============


 UNITS OUTSTANDING
      Units outstanding at beginning of period      92,139       17,868        258,556          6,625        129,374         6,021
        Units issued                               143,099       83,089        195,865        293,023        209,508       132,020
        Units redeemed                             (69,100)      (8,818)      (117,206)       (41,092)       (53,698)       (8,667)
                                               ------------  -----------   -------------   ------------ --------------   -----------
      Units outstanding at end of period           166,138       92,139        337,215        258,556        285,184       129,374
                                               ============  ===========   =============   ============ ==============   ===========


      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)                                                       Van Kampen
                                                                    Life Investment
                                                                   Trust Sub-Account
                                                                  ---------------------
                                                                       LIT Growth
                                                                       and Income
                                                                       (Class II)
                                                                  ---------------------


                                                                        2001 (a)
                                                                  ---------------------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                                 $                 -
      Net realized gains (losses)                                                    -
      Change in unrealized gains (losses)                                            7
                                                                  ---------------------

      Increase (decrease) in net assets
           from operations                                                           7
                                                                  ---------------------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                                                     150
      Benefit payments                                                               -
      Payments on termination                                                        -
      Loans - net                                                                    -
      Contract administration charges                                                -
      Transfers among the sub-accounts
           and with the Fixed Account - net                                         39
                                                                  ---------------------

      Increase (decrease) in net assets
           from capital transactions                                               189
                                                                  ---------------------

      INCREASE (DECREASE) IN NET ASSETS                                            196

      NET ASSETS AT BEGINNING OF PERIOD                                              -
                                                                  ---------------------

      NET ASSETS AT END OF PERIOD                                  $               196
                                                                  =====================


      UNITS OUTSTANDING
           Units outstanding at beginning of period                                  -
             Units issued                                                       20,714
             Units redeemed                                                       (319)
                                                                  ---------------------
           Units outstanding at end of period                                   20,395
                                                                  =====================


      (a) For the Period Beginning August 1, 2001 and Ended December 31, 2001



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Lincoln Benefit sells five variable annuity contracts, Investor's Select, Consultant I, Consultant II, Premier Planner and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                            J.P. MORGAN SERIES TRUST II
          AIM V.I. Dent Demographics                               Small Company
      THE ALGER AMERICAN FUND                                 JANUS ASPEN SERIES
          Growth                                                   Aggressive Growth
          Income and Growth                                        Balanced
          Leveraged AllCap                                         Flexible Income
          MidCap Growth                                            Growth
          Small Capitalization                                     Worldwide Growth
      FEDERATED INSURANCE SERIES                              JANUS ASPEN SERIES (SERVICE SHARES)
          Federated Fund for U.S. Government Securities II         Global Value (Service Shares)
          Federated High Income Bond Fund II                       Worldwide Growth (Service Shares)
          Federated Utility Fund II                           LAZARD RETIREMENT SERIES, INC.
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                    Emerging Markets
          VIP Asset Manager                                        International Equity
          VIP Contrafund                                      LSA VARIABLE SERIES TRUST
          VIP Equity-Income                                        LSA Aggressive Growth
          VIP Growth                                               LSA Balanced
          VIP Index 500                                            LSA Basic Value
          VIP Money Market                                         LSA Blue Chip
          VIP Overseas                                             LSA Capital Appreciation
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                    LSA Disciplined Equity
       (SERVICE CLASS 2)                                           LSA Diversified Mid Cap
          VIP Equity-Income (Service Class 2)                      LSA Emerging Growth Equity
          VIP Investment Grade Bond (Service Class 2)              LSA Focused Equity
          VIP Overseas (Service Class 2)                           LSA International Growth Equity
      GOLDMAN SACHS VARIABLE INSURANCE TRUST                       LSA Mid Cap Value
          VIT CORE Small Cap Equity                                LSA Value Equity
          VIT International Equity
      IAI RETIREMENT FUNDS, INC.
          Balanced Portfolio
          Regional Portfolio
          Reserve Portfolio


                                      63

      MFS VARIABLE INSURANCE TRUST                            SCUDDER VARIABLE SERIES I
          MFS Emerging Growth Series                               Balanced
          MFS Investors Trust Series                               Bond
          MFS New Discovery Series                                 Global Discovery
          MFS Research Series                                      Growth and Income
          MFS Total Return Series                                  International
      MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)            STI CLASSIC VARIABLE TRUST
          MFS New Discovery Series (Service Class)                 STI Capital Appreciation
          MFS Utilities Series (Service Class)                     STI International Equity
      OCC ACCUMULATION TRUST                                       STI Value Income Stock
          OCC Equity                                          STRONG OPPORTUNITY FUND II, INC.
          OCC Science and Technology                               Opportunity Fund II
          OCC Small Cap                                       STRONG VARIABLE INSURANCE FUNDS, INC
      OPPENHEIMER VARIABLE ACCOUNT                                 Discovery Fund II
        FUNDS (SERVICE CLASS ("SC"))                               Mid Cap Growth Fund II
          Oppenheimer International Growth (SC)               T. ROWE PRICE EQUITY SERIES, INC.
          Oppenheimer Main Street Small Cap Growth (SC)            T. Rowe Price Equity Income
      PIMCO VARIABLE INSURANCE TRUST                               T. Rowe Price Mid-Cap Growth
          Foreign Bond                                             T. Rowe Price New America Growth
          Money Market                                        T. ROWE PRICE INTERNATIONAL SERIES, INC.
          StocksPLUS Growth and Income                             T. Rowe Price International Stock
          Total Return Bond                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
      PUTNAM VARIABLE TRUST                                        High Yield
          VT High Yield                                            Mid Cap Growth
          VT International Growth and Income                       Mid Cap Value
      RYDEX VARIABLE TRUST                                    VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
          Rydex OTC                                                LIT Growth and Income (Class II)
      SALOMON BROTHERS VARIABLE SERIES FUNDS
          Capital

      Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

      The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.75% to 1.05%.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes were allocable to the Account, as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

      OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDIT OF INVESTMENT COMPANIES.

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.15% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

      ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Premier Planner and Advantage.

      CONTRACT ADMINISTRATION CHARGE - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more.

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                                              Purchases
                                                                                         -------------------
                                                                                           ($ in thousands)
     Investments in the AIM Variable Insurance Funds Sub-Account:
                 AIM V. I. Dent Demographics                                                  $         102

     Investments in The Alger American Fund Sub-Accounts:
                 Growth                                                                              11,499
                 Income and Growth                                                                   16,755
                 Leveraged AllCap                                                                     6,163
                 MidCap Growth                                                                       26,509
                 Small Capitalization                                                                12,148

     Investments in the Federated Insurance Series Sub-Accounts:
                 Federated Fund for U.S. Government Securities II                                    53,505
                 Federated High Income Bond Fund II                                                  37,972
                 Federated Utility Fund II                                                            4,805

     Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
                 VIP Asset Manager                                                                    4,447
                 VIP Contrafund                                                                      10,172
                 VIP Equity-Income                                                                   50,669
                 VIP Growth                                                                          27,812
                 VIP Index 500                                                                       31,633
                 VIP Money Market                                                                   860,435
                 VIP Overseas                                                                       170,558

     Investments in the Fidelity Variable Insurance Products Fund
         (Service Class 2) Sub-Accounts:
                 VIP Equity-Income (Service Class 2)                                                    149
                 VIP Investment Grade Bond (Service Class 2)                                            358
                 VIP Overseas (Service Class 2)                                                           3

     Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
                 VIT CORE Small Cap Equity                                                              853
                 VIT International Equity                                                             1,282

     Investments in the IAI Retirement Funds, Inc. Sub-Accounts:
                 Balanced Portfolio                                                                      62
                 Regional Portfolio                                                                   1,718
                 Reserve Portfolio                                                                       14

     Investments in the J.P. Morgan Series Trust II Sub-Account:
                 Small Company                                                                          806

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                                              Purchases
                                                                                         -------------------
                                                                                           ($ in thousands)
     Investments in the Janus Aspen Series Sub-Accounts:
                 Aggressive Growth                                                            $      14,672
                 Balanced                                                                            24,027
                 Flexible Income                                                                     16,440
                 Growth                                                                              34,072
                 Worldwide Growth                                                                    99,947

     Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
                 Global Value (Service Shares)                                                            8
                 Worldwide Growth (Service Shares)                                                      334

     Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
                 Emerging Markets                                                                       723
                 International Equity                                                                   723

     Investments in the LSA Variable Series Trust Sub-Accounts:
                 LSA Aggressive Growth                                                                  182
                 LSA Balanced                                                                         3,598
                 LSA Basic Value                                                                        395
                 LSA Blue Chip                                                                          232
                 LSA Capital Appreciation                                                                85
                 LSA Disciplined Equity                                                               1,496
                 LSA Diversified Mid Cap                                                                219
                 LSA Emerging Growth Equity                                                           1,043
                 LSA Focused Equity                                                                   1,363
                 LSA International Growth Equity                                                      1,939
                 LSA Mid Cap Value                                                                      119
                 LSA Value Equity                                                                     3,181

     Investments in the MFS Variable Insurance Trust Sub-Accounts:
                 MFS Emerging Growth Series                                                           4,414
                 MFS Investors Trust Series                                                           2,620
                 MFS New Discovery Series                                                             6,207
                 MFS Research Series                                                                  3,562
                 MFS Total Return Series                                                             10,837

     Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
                 MFS New Discovery Series (Service Class)                                               168
                 MFS Utilities Series (Service Class)                                                   434

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                                              Purchases
                                                                                         -------------------
                                                                                           ($ in thousands)
     Investments in the OCC Accumulation Trust Sub-Accounts:
                 OCC Equity                                                                   $       1,666
                 OCC Science and Technology                                                             366
                 OCC Small Cap                                                                        1,531

     Investments in the Oppenheimer Variable Account Funds
          (Service Class ("SC")) Sub-Accounts:
                 Oppenheimer International Growth (SC)                                                   21
                 Oppenheimer Main Street Small Cap Growth (SC)                                           96

     Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
                 Foreign Bond                                                                           409
                 Money Market                                                                        12,327
                 StocksPLUS Growth and Income                                                         1,638
                 Total Return Bond                                                                    4,877

     Investments in the Putnam Variable Trust Sub-Accounts:
                 VT High Yield                                                                          127
                 VT International Growth and Income                                                      26

     Investments in the Rydex Variable Trust Sub-Account:
                 Rydex OTC                                                                              231

     Investments in the Salomon Brothers Variable Series Funds Sub-Account:
                 Capital                                                                              3,202

     Investments in the Scudder Variable Series I Sub-Accounts:
                 Balanced                                                                             8,272
                 Bond                                                                                15,222
                 Global Discovery                                                                     1,662
                 Growth and Income                                                                    1,565
                 International                                                                      251,914

     Investments in the STI Classic Variable Trust Sub-Accounts:
                 STI Capital Appreciation                                                               800
                 STI International Equity                                                             6,935
                 STI Value Income Stock                                                               6,170

     Investments in the Strong Opportunity Fund II, Inc. Sub-Account:
                 Opportunity Fund II                                                                 13,314

     Investments in the Strong Variable Insurance Funds, Inc. Fund Sub-Accounts:
                 Discovery Fund II                                                                    4,077
                 Mid Cap Growth Fund II                                                               7,365

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                                              Purchases
                                                                                         -------------------
                                                                                           ($ in thousands)
     Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
                 T. Rowe Price Equity Income                                                  $      16,411
                 T. Rowe Price Mid-Cap Growth                                                         7,177
                 T. Rowe Price New America Growth                                                     1,171

     Investments in the T. Rowe Price International Series, Inc. Sub-Account:
                 T. Rowe Price International Stock                                                  214,805

     Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
                 High Yield                                                                           1,572
                 Mid Cap Growth                                                                       1,848
                 Mid Cap Value                                                                        2,537

     Investments in the Van Kampen Life Investment Trust (Class II) Sub-Account:
                 LIT Growth and Income (Class II)                                                       192
                                                                                         -------------------
                                                                                              $   2,124,673
                                                                                         ===================

5. FINANCIAL HIGHLIGHTS

     The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Lincoln Benefit, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

     The expense ratio, as explained in Note 3, represents mortality and expense risk and administrative expense charges, which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several unit values for each sub-account based upon those choices.


     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

         * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

         ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

         ***TOTAL RETURN - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Returns were annualized for new products launched during 2001 to represent the return as if the contractholder was invested in the sub-account for the entire year.

            Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                          At December 31, 2001         For the year ended December 31, 2001
                                                          --------------------  ---------------------------------------------------

                                                              Accumulation       Investment        Expense            Total
                                                               Unit Value       Income Ratio*      Ratio**           Return***
                                                          --------------------  -------------  ---------------  -------------------
Investments in the AIM Variable Insurance Funds
    Sub-Account:
       AIM V. I. Dent Demographics (a)                      $ 9.74 -  $ 9.77        0.00       1.45% -  2.05%    -2.26% -    -2.39%

Investments in The Alger American Fund Sub-Accounts:
       Growth                                                 7.07 -   13.17        0.23       1.25  -  1.80    -12.92  -   -13.40
       Income and Growth                                      7.81 -   14.50        0.37       1.25  -  1.80    -15.39  -   -15.86
       Leveraged AllCap                                       6.34 -   15.71        0.00       1.25  -  1.80    -16.98  -   -17.44
       MidCap Growth                                          8.66 -   15.71        0.00       1.25  -  1.80     -7.69  -    -8.20
       Small Capitalization                                   4.99 -    8.02        0.04       1.25  -  1.80    -30.40  -   -30.78

Investments in the Federated Insurance Series
    Sub-Accounts:
       Federated Fund for U.S. Government Securities II      11.15 -   14.28        3.23       1.25  -  1.80      5.69  -     5.11
       Federated High Income Bond Fund II                     8.83 -   13.08       13.16       1.25  -  1.80      0.11  -    -0.44
       Federated Utility Fund II                              7.74 -   13.76        3.47       1.25  -  1.80    -14.80  -   -15.27

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

                                                          At December 31, 2001         For the year ended December 31, 2001
                                                          --------------------  ---------------------------------------------------

                                                              Accumulation       Investment        Expense            Total
                                                               Unit Value       Income Ratio*      Ratio**           Return***
                                                          --------------------  -------------  ---------------  -------------------
Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
       VIP Asset Manager                                    $ 9.03 -  $ 15.70       4.19%      1.25% -  1.80%    -5.29% -    -5.81%
       VIP Contrafund                                         8.08 -    17.07       0.78       1.25  -  1.80    -13.34  -   -13.82
       VIP Equity-Income                                     10.30 -    22.55       1.72       1.25  -  1.80     -6.14  -    -6.66
       VIP Growth                                             6.79 -    23.76       0.08       1.25  -  1.80    -18.68  -   -19.13
       VIP Index 500                                          7.80 -    11.07       1.12       1.25  -  1.80    -13.20  -   -13.68
       VIP Money Market                                      10.47 -    13.46       4.02       1.25  -  1.80      2.89  -     2.32
       VIP Overseas                                           6.54 -    12.49       5.80       1.25  -  1.80    -22.15  -   -22.58

Investments in the Fidelity Variable Insurance Products
    Fund (Service Class 2) Sub-Accounts:
       VIP Equity-Income (Service Class 2) (a)                9.60 -     9.63       0.00       1.45  -  2.05     -3.66  -    -3.79
       VIP Investment Grade Bond (Service Class 2) (a)       10.12 -    10.15       0.00       1.45  -  2.05      1.47  -     1.33
       VIP Overseas (Service Class 2) (a)                     9.32 -     9.35       0.00       1.45  -  1.70     -6.47  -    -6.56

Investments in the Goldman Sachs Variable Insurance
    Trust Sub-Accounts:
       VIT CORE Small Cap Equity                             12.55 -    12.61       0.31       1.40  -  1.60      3.07  -     2.86
       VIT International Equity                               8.03 -     8.07       1.51       1.40  -  1.60    -23.35  -   -23.50

Investments in the IAI Retirement Funds, Inc.
    Sub-Accounts:
       Balanced Portfolio (d)                                   -  -       -        4.67       1.40  -  1.40     -1.00  -    -1.00
       Regional Portfolio (d)                                   -  -       -        1.46       1.40  -  1.40     -1.00  -    -1.00
       Reserve Portfolio (d)                                    -  -       -        0.09       1.40  -  1.40     -1.00  -    -1.00

Investments in the J.P. Morgan Series Trust II
    Sub-Account:
       Small Company                                         11.06 -    11.11       0.04       1.40  -  1.60     -9.32  -    -9.50

Investments in the Janus Aspen Series Sub-Accounts:
       Aggressive Growth                                      3.96 -    20.37       0.00       1.25  -  1.80    -40.21  -   -40.54
       Balanced                                               9.00 -    24.56       2.70       1.25  -  1.80     -5.86  -    -6.38
       Flexible Income                                       11.01 -    16.76       5.71       1.25  -  1.80      6.39  -     5.80
       Growth                                                 6.15 -    21.23       0.07       1.25  -  1.80    -25.68  -   -26.09
       Worldwide Growth                                       6.24 -    24.41       0.44       1.25  -  1.80    -23.41  -   -23.83

Investments in the Janus Aspen Series (Service
    Shares) Sub-Accounts:
       Global Value (Service Shares) (a)                     10.66 -    10.69       0.11       1.45  -  1.70      6.90  -     6.79
       Worldwide Growth (Service Shares) (a)                  9.60 -     9.63       0.12       1.45  -  1.90     -3.66  -    -3.74

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

(d) For the Period Beginning January 1, 2001 and Ended March 15, 2001

                                                          At December 31, 2001         For the year ended December 31, 2001
                                                          --------------------  ---------------------------------------------------

                                                              Accumulation       Investment        Expense            Total
                                                               Unit Value       Income Ratio*      Ratio**           Return***
                                                          --------------------  -------------  ---------------  -------------------
Investments in the Lazard Retirement Series, Inc.
    Sub-Accounts:
       Emerging Markets                                     $ 8.77 -   $ 9.92       0.53%      1.40% -  1.85%    -6.40% -    -0.39%
       International Equity                                   7.47 -     7.50       0.00       1.40  -  1.60    -25.13  -   -25.28

Investments in the LSA Variable Series Trust
    Sub-Accounts:
       LSA Aggressive Growth (a)                              9.38 -     9.41       0.00       1.45  -  1.70     -5.93  -    -6.02
       LSA Balanced                                           9.61 -    11.26       2.52       1.40  -  2.05      0.81  -    -0.46
       LSA Basic Value (a)                                    9.57 -     9.60       0.02       1.45  -  2.15     -3.99  -    -4.15
       LSA Blue Chip (a)                                      9.73 -     9.76       0.00       1.45  -  2.05     -2.44  -    -2.57
       LSA Capital Appreciation (a)                          10.00 -    10.03       0.00       1.45  -  1.90      0.31  -     0.04
       LSA Disciplined Equity                                 8.72 -     9.59       0.28       1.40  -  2.15    -13.10  -    -0.67
       LSA Diversified Mid Cap (a)                            9.96 -    10.00       0.13       1.45  -  2.05     -0.05  -    -0.18
       LSA Emerging Growth Equity                             9.71 -    10.06       0.03       1.40  -  1.70    -18.99  -    -0.40
       LSA Focused Equity                                     9.01 -     9.97       0.07       1.40  -  1.90    -16.62  -    -0.52
       LSA International Growth Equity                        9.28 -     9.68       0.00       1.40  -  1.90    -15.46  -    -0.51
       LSA Mid Cap Value (a)                                 10.63 -    10.66       0.69       1.45  -  1.90      6.63  -     6.55
       LSA Value Equity                                       9.59 -    11.77       0.65       1.40  -  2.15     -6.21  -    -0.60

Investments in the MFS Variable Insurance Trust
    Sub-Accounts:
       MFS Emerging Growth Series                             5.33 -    10.69       0.00       1.25  -  1.80    -34.32  -   -34.68
       MFS Investors Trust Series (b)                         8.13 -     9.66       0.47       1.25  -  1.80    -17.00  -   -17.46
       MFS New Discovery Series                               8.36 -    17.65       0.00       1.25  -  1.80     -6.22  -    -6.73
       MFS Research Series                                    6.86 -     9.92       0.01       1.25  -  1.80    -22.24  -   -22.67
       MFS Total Return Series                               11.03 -    12.25       1.99       1.25  -  1.80     -1.01  -    -1.55

Investments in the MFS Variable Insurance Trust
    (Service Class) Sub-Accounts:
       MFS New Discovery Series (Service Class) (a)          10.32 -    10.35       0.00       1.45  -  1.90      3.50  -     3.42
       MFS Utilities Series (Service Class) (a)               8.93 -     8.96       0.00       1.45  -  2.05    -10.42  -   -10.54

Investments in the OCC Accumulation Trust
    Sub-Accounts:
       OCC Equity                                            10.51 -    10.56       0.49       1.40  -  1.60     -8.32  -    -8.50
       OCC Science and Technology (c)                         3.62 -     9.59       0.00       1.40  -  1.90    -63.74  -    -4.21
       OCC Small Cap                                         10.06 -    16.18       0.54       1.40  -  1.90      6.82  -    -0.29

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

(b) Previously known as MFS Growth with Income

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                                          At December 31, 2001         For the year ended December 31, 2001
                                                          --------------------  ---------------------------------------------------

                                                              Accumulation       Investment        Expense            Total
                                                               Unit Value       Income Ratio*      Ratio**           Return***
                                                          --------------------  -------------  ---------------  -------------------
Investments in the Oppenheimer Variable Account
    Funds (Service Class ("SC")) Sub-Accounts:
       Oppenheimer International Growth (SC) (a)            $ 9.08 -   $ 9.11       0.00%      1.45% -  1.90%    -8.94% -    -9.01%
       Oppenheimer Main Street Small Cap
       Growth (SC) (a)                                       10.27 -    10.30       0.00       1.45  -  2.05      3.03  -     2.90

Investments in the PIMCO Variable Insurance Trust
    Sub-Accounts:
       Foreign Bond                                          10.09 -    11.66       4.02       1.40  -  1.90      6.10  -    -0.30
       Money Market                                          10.01 -    10.79       2.58       1.40  -  2.05      2.38  -    -0.51
       StocksPLUS Growth and Income                           9.03 -     9.07       4.00       1.40  -  1.60    -12.68  -   -12.85
       Total Return Bond                                     10.12 -    11.77       4.14       1.40  -  2.05      6.88  -    -0.40

Investments in the Putnam Variable Trust
    Sub-Accounts:
       VT High Yield (a)                                      9.86 -     9.89       0.00       1.45  -  2.05     -1.12  -    -1.25
       VT International Growth and Income (a)                 9.42 -     9.44       0.00       1.45  -  1.70     -5.56  -    -5.65

Investments in the Rydex Variable Trust Sub-Account:
       Rydex OTC (c)                                          5.74 -     9.80       0.00       1.40  -  2.05    -42.45  -    -2.10

Investments in the Salomon Brothers Variable Series
    Funds Sub-Account:
       Capital                                                9.65 -    13.51       0.89       1.40  -  1.90      0.48  -    -0.35

Investments in the Scudder Variable Series I
    Sub-Accounts:
       Balanced                                               8.90 -    19.79       2.51       1.25  -  1.80     -7.23  -    -7.75
       Bond                                                  11.02 -    13.75       3.09       1.25  -  1.80      4.42  -     3.85
       Global Discovery                                       6.75 -    12.29       0.00       1.25  -  1.80    -25.54  -   -25.95
       Growth and Income                                      8.35 -     9.34       1.13       1.25  -  1.80    -12.41  -   -12.89
       International                                          5.91 -     8.36       0.47       1.25  -  1.80    -31.72  -   -32.10

Investments in the STI Classic Variable Trust Sub-Accounts:
       STI Capital Appreciation                               8.95 -     9.59       0.01       1.25  -  1.80     -6.53  -    -7.04
       STI International Equity                               7.50 -     8.18       0.00       1.25  -  1.80    -18.44  -   -18.89
       STI Value Income Stock                                 9.10 -    11.39       2.31       1.25  -  1.80     -2.37  -    -2.91

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                                          At December 31, 2001         For the year ended December 31, 2001
                                                          --------------------  ---------------------------------------------------

                                                              Accumulation       Investment        Expense            Total
                                                               Unit Value       Income Ratio*      Ratio**           Return***
                                                          --------------------  -------------  ---------------  -------------------
Investments in the Strong Opportunity Fund II, Inc.
    Sub-Account:
       Opportunity Fund II                                  $ 9.60 -   $14.59        0.49%     1.25% -  1.80%    -4.91% -    -5.43%

Investments in the Strong Variable Insurance Funds,
    Inc. Sub-Accounts:
       Discovery Fund II                                      9.46 -    12.14        1.11      1.25  -  1.80      2.78  -     2.21
       Mid Cap Growth Fund II                                 5.47 -    12.31        0.00      1.25  -  1.80    -31.64  -   -32.02

Investments in the T. Rowe Price Equity Series, Inc.
    Sub-Accounts:
       T. Rowe Price Equity Income                           11.48 -    12.36        1.64      1.25  -  1.80      0.20  -    -0.36
       T. Rowe Price Mid-Cap Growth                           9.79 -    14.59        0.00      1.25  -  1.80     -2.16  -    -2.70
       T. Rowe Price New America Growth                       7.80 -     9.62        0.00      1.25  -  1.80    -12.95  -   -13.43

Investments in the T. Rowe Price International Series,
    Inc. Sub-Account:
       T. Rowe Price International Stock                      6.53 -     8.85        2.60      1.25  -  1.80    -23.19  -   -23.61

Investments in The Universal Institutional Funds, Inc.
    Sub-Accounts:
       High Yield                                             8.57 -     9.49       14.19      1.40  -  1.90     -5.81  -    -0.42
       Mid Cap Growth                                         8.75 -     8.79        0.00      1.40  -  1.60    -31.30  -   -30.44
       Mid Cap Value                                         12.52 -    12.57        0.00      1.40  -  1.60     -4.50  -    -4.70

Investments in the Van Kampen Life Investment Trust
    (Class II) Sub-Account:
       LIT Growth and Income (Class II) (a)                   9.61 -     9.64        0.00      1.40  -  1.90     -3.60  -    -3.68

     (a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

                                     PART C

                                OTHER INFORMATION

                   ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements are included in Part B of the Registration
Statement:


The consolidated financial statements (prepared on the GAAP basis of accounting) for Lincoln Benefit Life Company and subsidiary as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001.(Incorporated by reference from LBL Annual Report on Form 10K) The financial statements (prepared on the GAAP basis of accounting) of the Separate Account as of December 31, 2001 and for the years ended December 31, 2001 and 2000.


The following financial statements are included in Part C of the Registration
Statement:

None

(b) Exhibits
(1)     Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing the establishment of the Lincoln
        Benefit Life Variable Annuity Account....................................................**

(2)     Custody Agreements ......................................................................(not applicable)

(3)     (a) Form of Principal Underwriting Agreement.............................................****

        (b) Form of Selling Agreement............................................................*****

(4)     Variable Annuity Contract................................................................*********

(5)     Application for Contract.................................................................*********

(6)     Depositor--Corporate Documents

        (a) Articles of Incorporation of Lincoln Benefit Life Company, as amended................*

        (b) By-Laws of Lincoln Benefit Life Company..............................................*

(7)     Reinsurance Contract.....................................................................**

(8)     Participation Agreements:

        (a)Form of Participation Agreement among Lincoln Benefit Life Company,
           The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP...........******

        (b) Form of Participation Agreement among PIMCO Variable Insurance Trust,
            Lincoln Benefit Life Company and PIMCO Funds Distributor LLC.........................******

        (c) Form of Participation Agreement between Salomon Brothers Variable

            Series Funds Inc., and Salomon Brothers Asset Management Inc.........................******


        (d) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust........................................................*******

        (e) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust.......................................................******

        (e) (2) Amendment to Participation Agreement Among OCC Accumulation
                Trust, OCC Distributors, and Lincoln Benefit Life Company........................********

        (f) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company.....................................................*

        (g) Participation Agreement among Lincoln Benefit Life Company,
            Variable Insurance Products Fund and Fidelity Distributors Corporation...............*

        (h) Participation Agreement among Lincoln Benefit Life Company,
            Variable Insurance Products Fund II and Fidelity Distributors Corporation............*

        (i) Form of Participation Agreement among MFS Variable Insurance Trust,
            Lincoln Benefit Life Company, and Massachusetts Financial Services Company...........*

        (j) Form of Participation Agreement among AIM Variable Insurance Funds, Inc.,

            AIM Distributors, Inc., and Lincoln Benefit Life Company ............................***********


        (k) Form of Participation Agreement among Van Kampen Investment Trust,
            Van Kampen Funds, Inc., Van Kampen Asset Management, Inc.,

            and Lincoln Benefit Life Company ....................................................***********


        (l) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company ....................................................***********


        (m) Form of Participation Agreement among Panorama Series Fund, Inc.,

            OppenheimerFunds, Inc., and Lincoln Benefit Life Company ............................***********


        (n) Form of Participation Agreement among Oppenheimer Variable

            Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company .............***********


        (o) Form of Participation Agreement among Putnam Variable Trust,

            Putnam Retail Management, Inc., and Lincoln Benefit Life Company ....................***********

(9)     Opinion and Consent of Counsel ..........................................................**********

(10)    (a) Consent of Independent Auditors .....................................................(filed herewith)

        (b) Consent of Attorneys ................................................................(filed herewith)


(11)    Financial Statements Omitted from Item 23 ...............................................(not applicable)

(12)    Initial Capitalization Agreement ........................................................(not applicable)

(13)    Performance Computations ................................................................**********

(27)    Financial Data Schedules.................................................................(not applicable)

------------------------

* Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

** Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

*** Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed July 24, 1998.

**** Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed January 28, 1999.

***** Post-Effective Amendment No. 3 to Registration statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed April 1, 1999.

****** Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

*******        Pre-effective  Amendment  No. 1 on Form N-4 for  Lincoln  Benefit
               Life  Variable  Annuity  Account,   File  No.  333-82427,   filed
               September 29, 1999.

******** Post-Effective Amendment No. 2 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

*********      Registration  Statement  on Form  N-4 for  Lincoln  Benefit  Life
               Variable Annuity Account, File No. 333-61146, Filed May 17, 2001.

**********     Pre-Effective  Amendment  on Form N-4 for  Lincoln  Benefit  Life
               Variable  Annuity  Account,  File No.  333-61146,  Filed July 31,
               2001.

***********    Post-Effective  Amendment  on Form N-4 for Lincoln  Benefit  Life
               Variable Annuity  Account,  File No.  333-61146,  Filed August 8,
               2001.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.


NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          ------------------------------------------------------
B. Eugene Wraith                    Director, President and Chief Operating Officer
Lawrence W. Dahl                    Director, Executive Vice President
Margaret G. Dyer                    Director
Marla G. Friedman                   Director
Douglas F. Gaer                     Director, Executive Vice President
John C. Lounds                      Director
J. Kevin McCarthy                   Director
Steven E. Shebik                    Director
Michael J. Velotta                  Director, Senior Vice President, General Counsel and Secretary
Thomas J. Wilson, II                Director, Chairman of the Board and Chief Executive Officer
Samuel H. Pilch                     Group Vice President and Controller
Carol S. Watson                     Senior Vice President
Dean M. Way                         Senior Vice President and Actuary
James P. Zils                       Treasurer
Janet P. Anderbery                  Vice President
Joseph A. Angel                     Regional Vice President
Bob W. Birman                       Vice President
Jane G. Brown                       Regional Vice President
Teresa N. Carnazzo                  Vice President
William F. Emmons                   Vice President, Assistant General Counsel & Assistant Secretary
Thomas S. Holt                      Vice President
Heidi Kelle                         Vice President
Sharyn L. Jenson                    Vice President
Thomas E. Luchinski                 Regional Vice President
Maxine Payton                       Vice President
Barb Raymond                        Vice President
Stanley G. Shelley                  Vice President
Robert L. Vance                     Vice President and Assistant Treasurer
Regina Wheat                        Vice President
Jeanette Wellsandt                  Vice President
Errol Cramer                        Appointed Actuary
Philip Emmanuele                    Assistant Vice President
Karen C. Gardner                    Assistant Vice President
Susan L. Lees                       Assistant Secretary
Robert E. Transon                   Assistant Secretary
Barry S. Paul                       Assistant Treasurer



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed March 26, 2002.


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2002, the Registrant has 112 qualified and 94 non-qualified Contract owners.


ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) ALFS, Inc. ("ALFS") serves as distributor for the Registrant. ALFS also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. The following are the directors and officers of ALFS. Their principal business address is 3100 Sanders Road, Northbrook, IL 60062.


Name                                Position with Distributor
---------------------------         ------------------------------------------------
John R. Hunter                      Director, President, and Chief Executive Officer
Michael J. Velotta                  Director and Secretary
Thomas J. Wilson II                 Director
Marian Goll                         Vice President, Treasurer and Financial Operations Principal
Brent H. Hamann                     Vice President
Andrea J. Schur                     Vice President
Lisa A. Burnell                     Assistant Vice President and Compliance Officer
Joanne M. Derrig                    Assistant Secretary and Assistant General Counsel
William F. Emmons                   Assistant Secretary
Susan M. Lees                       Assistant Secretary
Barry S. Paul                       Assistant Treasurer
James P. Zils                       Assistant Treasurer



    (b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                        (2)
            (1)                  Net Underwriting                  (3)                        (4)
     Name of Principal             Discounts and              Compensation                 Brokerage                  (5)
        Underwriter                 Commission                on Redemption               Commission             Compensation
         ALFS, Inc                       0                          0                          0                       0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
None.

ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

    Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on this 23rd day of April, 2002.


                                LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT (Registrant)

                                By:         LINCOLN BENEFIT LIFE COMPANY
                                     ------------------------------------------
                                                    (DEPOSITOR)

                                By:             /s/ B. EUGENE WRAITH
                                     ------------------------------------------
                                                  B. Eugene Wraith
                                       PRESIDENT AND CHIEF OPERATING OFFICER


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Name                                  Title                                                      Date
------------------------------        --------------------------                                 --------


/s/ B. Eugene Wraith
-------------------------------       Director, President and Chief Operating Officer            April 23, 2002
B. Eugene Wraith
(Principal Executive Officer)



/s/ Samuel H. Pilch
------------------------------        Group Vice President and Controller                        April 23, 2002
Samuel H. Pilch
(Principal Accounting Officer)



/s/ James P. Zils
-----------------------------         Treasurer                                                  April 23, 2002
James P. Zils
(Principal Financial Officer)



/s/ Lawrence W. Dahl
----------------------------          Director, Executive Vice President                         April 23, 2002
Lawrence W. Dahl



/s/ Margaret G. Dyer
----------------------------          Director                                                   April 23, 2002
Margaret G. Dyer



/s/ Marla G. Friedman
----------------------------          Director                                                   April 23, 2002
Marla G. Friedman



/s/ Douglas F. Gaer
----------------------------          Director, Executive Vice President                         April 23, 2002
Douglas F. Gaer



/s/ John C. Lounds
----------------------------          Director                                                   April 23, 2002
John C. Lounds



/s/ J. Kevin McCarthy
----------------------------          Director                                                   April 23, 2002
J. Kevin McCarthy



/s/ Steven E. Shebik
----------------------------          Director                                                   April 23, 2002
Steven E. Shebik



/s/ Michael J. Velotta
----------------------------          Director, Senior Vice President,
Michael J. Velotta                          General Counsel and Secretary                        April 23, 2002



/s/ Thomas J. Wilson, II
----------------------------          Director, Chairman of the Board and
Thomas J. Wilson, II                        Chief Executive Officer                              April 23, 2002


                                INDEX TO EXHIBITS
                                       FOR
                       REGISTRATION STATEMENT ON FORM N-4
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO.             SEQUENTIAL PAGE NO.
-----------  -----------------------------------------



10(a)    Consent of Independent Auditors
10(b)    Consent of Attorneys